GOF P29 09/22

[FRANKLIN TEMPLETON LOGO]

SUPPLEMENT DATED SEPTEMBER 8, 2022
TO THE CURRENTLY EFFECTIVE
PROSPECTUSES DATED AUGUST 1, 2022
OF EACH FUND LISTED BELOW

Franklin FTSE Australia ETF, Franklin FTSE Mexico ETF, Franklin FTSE Brazil ETF, Franklin FTSE Saudi Arabia ETF, Franklin FTSE Canada ETF, Franklin FTSE South Africa ETF, Franklin FTSE China ETF, Franklin FTSE South Korea ETF, Franklin FTSE France ETF, Franklin FTSE Switzerland ETF, Franklin FTSE Germany ETF, Franklin FTSE Taiwan ETF, Franklin FTSE Hong Kong ETF, Franklin FTSE United Kingdom ETF, Franklin FTSE India ETF, Franklin FTSE Asia ex Japan ETF, Franklin FTSE Italy ETF, Franklin FTSE Europe ETF, Franklin FTSE Japan ETF,
Franklin FTSE Latin America ETF, Franklin International Core Dividend Tilt Index ETF and
Franklin Emerging Market Core Dividend Tilt Index ETF
(collectively, the “Non-USD Hedged International Funds”)

Franklin FTSE Europe Hedged ETF and Franklin FTSE Japan Hedged ETF
(collectively, the “Hedged International Funds”)

Franklin U.S. Large Cap Multifactor Index ETF, Franklin U.S. Mid Cap Multifactor Index ETF, Franklin U.S. Small Cap Multifactor Index ETF, Franklin U.S. Core Dividend Tilt Index ETF and the Franklin U.S. Equity Index ETF
(collectively, the “US Funds”)
(each a series of Franklin Templeton ETF Trust)

I. For each of the Non-USD Hedged International Funds, the following is added as the second to last paragraph in the “Fund Summary—Principal Investments Strategies” section of the Funds’ Prospectuses:

The Fund may invest in equity futures (including equity index futures) and equity total return swaps to provide additional opportunities to add value and better track the performance of the Fund’s Underlying index, such as to equitize cash and accrued income, simulate investments in the Underlying Index, facilitate trading or minimize transaction costs.

The Fund may enter into foreign currency forward contracts and/or currency futures contracts to provide the Fund with additional opportunities to add value and better track the performance of the Fund’s Underlying Index, such as by facilitating local securities settlements or protecting against currency exposure in connection with distributions to Fund shareholders.

II. For each of the Non-USD Hedged International Funds, the following is added to the “Fund Summary—Principal Risks” section of the Funds’ Prospectuses:

Derivative Instruments The performance of derivative instruments depends largely on the performance of an underlying currency, security, interest rate or index, and such derivatives often have risks similar to the underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund’s initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. Their successful use will usually depend on the investment manager’s ability to accurately forecast movements in the market relating to the underlying instrument. Should a market or markets, or prices of particular classes of investments move in an unexpected manner, especially in unusual or extreme market conditions, the Fund may not realize the anticipated benefits of the transaction, and it may realize losses, which could be significant. If the investment manager is not successful in using such derivative instruments, the Fund’s performance may be worse than if the investment manager did not use such derivatives at all. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security, interest rate, index or other risk being hedged. Derivatives also may present the risk that the other party to the transaction will fail to perform. There is also the risk, especially under extreme market conditions, that a derivative, which usually would operate as a hedge, provides no hedging benefits at all.

III. For each of the Hedged International Funds and the US Funds, the following is added as the second to last paragraph in the “Fund Summary—Principal Investments Strategies” section of the Funds’ Prospectuses:

The Fund may invest in equity futures (including equity index futures) and equity total return swaps to provide additional opportunities to add value and better track the performance of the Fund’s Underlying index, such as to equitize cash and accrued income, simulate investments in the Underlying Index, facilitate trading or minimize transaction costs.

IV. For each of the US Funds, the following is added to the “Fund Summary—Principal Risks” section of the Funds’ Prospectuses:

Derivative Instruments The performance of derivative instruments depends largely on the performance of an underlying security, interest rate or index, and such derivatives often have risks similar to the underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund’s initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. Their successful use will usually depend on the investment manager’s ability to accurately forecast movements in the market relating to the underlying instrument. Should a market or markets, or prices of particular classes of investments move in an unexpected manner, especially in unusual or extreme market conditions, the Fund may not realize the anticipated benefits of the transaction, and it may realize losses, which could be significant. If the investment manager is not successful in using such derivative instruments, the Fund’s performance may be worse than if the investment manager did not use such derivatives at all. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the security, interest rate, index or other risk being hedged. Derivatives also may present the risk that the other party to the transaction will fail to perform. There is also the risk, especially under extreme market conditions, that a derivative, which usually would operate as a hedge, provides no hedging benefits at all.

V.  For each of the Franklin FTSE Australia ETF, Franklin FTSE Mexico ETF, Franklin FTSE Brazil ETF, Franklin FTSE Saudi Arabia ETF, Franklin FTSE Canada ETF, Franklin FTSE South Africa ETF, Franklin FTSE China ETF, Franklin FTSE South Korea ETF, Franklin FTSE France ETF, Franklin FTSE Switzerland ETF, Franklin FTSE Germany ETF, Franklin FTSE Taiwan ETF, Franklin FTSE Hong Kong ETF, Franklin FTSE United Kingdom ETF, Franklin FTSE India ETF, Franklin FTSE Asia ex Japan ETF, Franklin FTSE Italy ETF, Franklin FTSE Europe ETF, Franklin FTSE Japan ETF, Franklin FTSE Latin America ETF, the following is added immediately above the fourth to last paragraph in the “Fund Details—Principal Investment Policies and Practices” section of the Funds’ Prospectus:

The Fund may invest in equity futures (including equity index futures) and equity total return swaps to provide additional opportunities to add value and better track the performance of the Fund’s Underlying index, such as to equitize cash and accrued income, simulate investments in the Underlying Index, facilitate trading or minimize transaction costs.

The Fund may enter into foreign currency forward contracts and/or currency futures contracts to provide the Fund with additional opportunities to add value and better track the performance of the Fund’s Underlying

Index, such as by facilitating local securities settlements or protecting against currency exposure in connection with distributions to Fund shareholders.

VI. For the Franklin International Core Dividend Tilt Index ETF and Franklin Emerging Market Core Dividend Tilt Index ETF, the following is added immediately below the third paragraph, respectively, in the “Fund Details—Principal Investment Policies and Practices—Franklin International Core Dividend Tilt Index ETF” and “Fund Details—Principal Investment Policies and Practices— Franklin Emerging Market Core Dividend Tilt Index ETF” subsections of the Funds’ Prospectus:

The Fund may invest in equity futures (including equity index futures) and equity total return swaps to provide additional opportunities to add value and better track the performance of the Fund’s Underlying index, such as to equitize cash and accrued income, simulate investments in the Underlying Index, facilitate trading or minimize transaction costs.

The Fund may enter into foreign currency forward contracts and/or currency futures contracts to provide the Fund with additional opportunities to add value and better track the performance of the Fund’s Underlying Index, such as by facilitating local securities settlements or protecting against currency exposure in connection with distributions to Fund shareholders.

A foreign currency forward contract is an obligation to purchase or sell a specific foreign currency in exchange for another currency, which may be U.S. dollars, at an agreed exchange rate (price) at a future date. Foreign currency forwards are typically individually negotiated and privately traded by currency traders and their customers in the interbank market.

A futures contract is a standard binding agreement that trades on an exchange to buy or sell a specified quantity of an underlying instrument or asset at a specified price at a specified later date. A “sale” of a futures contract means the acquisition of a contractual obligation to deliver the underlying instrument called for by the contract at a specified price on a specified date. A “purchase” of a futures contract means the acquisition of a contractual obligation to acquire a specified quantity of the underlying instrument called for by the contract at a specified price on a specified date. The purchase or sale of a futures contract will allow the Fund to increase or decrease its exposure to the underlying instrument or asset. Although most futures contracts used by the Fund allow for a cash payment of the net gain or loss on the contract at maturity in lieu of delivery of the underlying instruments, some require the actual delivery or acquisition of the underlying instrument or asset. The Fund may buy and sell futures contracts that trade on U.S. and foreign exchanges.

VII. For the Franklin International Core Dividend Tilt Index ETF and Franklin Emerging Market Core Dividend Tilt Index ETF, the following is added to the “Fund Details—Principal Risks” section of the Prospectus:

Derivative Instruments

The performance of derivative instruments (including currency derivatives) depends largely on the performance of an underlying instrument, such as a currency, security, or index, and such instruments often have risks similar to the underlying instrument, in addition to other risks. Derivative instruments involve costs and can create economic leverage in the Fund’s portfolio, which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund’s initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. Their successful use will usually depend on the investment manager’s ability to accurately forecast movements in the market relating to the underlying instrument. Should a market or markets, or prices of particular classes of investments, move in an unexpected manner, especially in unusual or extreme market conditions, the Fund may not realize the anticipated benefits of the transaction, and it may realize losses, which could be significant. If the investment manager is not successful in using such derivative instruments, the Fund’s performance may be worse than if the investment manager did not use such derivative instruments at all. When a derivative is used for hedging, the change in value of the derivative instrument also may not correlate specifically with the currency, security, index or other risk being hedged. There is also the risk, especially under extreme market conditions, that an instrument, which usually would operate as a hedge, provides no hedging benefits at all. Use of these instruments could also result in a loss if the counterparty to the transaction does not perform as promised, including because of such counterparty’s bankruptcy or insolvency. This risk is heightened with respect to over-the-counter (OTC) instruments, such as currency forwards, and may be greater during volatile market conditions. Other risks include the inability to close out a position because the trading market becomes illiquid (particularly in the OTC markets) or the availability of counterparties becomes limited for a period of time. In addition, the presence of speculators in a particular market could lead to price distortions. To the extent that the Fund is unable to close out a position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the Fund’s liquidity may be impaired. Some derivatives can be particularly sensitive to changes in interest rates or other market prices. Investors should bear in mind that, while the Fund intends to use derivative strategies on a regular basis, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the investment manager elects not to do so due to availability, cost or other factors. Certain types of derivatives require the Fund to post margin or collateral or otherwise maintain liquid assets in a manner that satisfies contractual undertakings and regulatory requirements. In order to satisfy margin or other requirements, the Fund may need to sell securities from its portfolio or exit positions at a time when it may be disadvantageous to do so. The use of derivative strategies may also have a tax impact on the Fund. The timing and character of income, gains or losses from these strategies could impair the ability of the investment manager to use derivatives when it wishes to do so.

VIII. For each of the Franklin U.S. Large Cap Multifactor Index ETF, Franklin U.S. Mid Cap Multifactor Index ETF and Franklin U.S. Small Cap Multifactor Index ETF, the following is added immediately below the eighth paragraph in the “Fund Details—Principal Investment Policies and Practices” section of the Funds’ Prospectus:

The Fund may invest in equity futures (including equity index futures) and equity total return swaps to provide additional opportunities to add value and better track the performance of the Fund’s Underlying index, such as to equitize cash and accrued income, simulate investments in the Underlying Index, facilitate trading or minimize transaction costs.

A futures contract is a standard binding agreement that trades on an exchange to buy or sell a specified quantity of an underlying instrument or asset at a specified price at a specified later date. A “sale” of a futures contract means the acquisition of a contractual obligation to deliver the underlying instrument called for by the contract at a specified price on a specified date. A “purchase” of a futures contract means the acquisition of a contractual obligation to acquire a specified quantity of the underlying instrument called for by the contract at a specified price on a specified date. The purchase or sale of a futures contract will allow the Fund to increase or decrease its exposure to the underlying instrument or asset. Although most futures contracts used by the Fund allow for a cash payment of the net gain or loss on the contract at maturity in lieu of delivery of the underlying instruments, some require the actual delivery or acquisition of the underlying instrument or asset. The Fund may buy and sell futures contracts that trade on U.S. and foreign exchanges.

IX. For each of the Franklin U.S. Core Dividend Tilt Index ETF and the Franklin U.S. Equity Index ETF, the following is added immediately below the third paragraph and the first paragraph, respectively, in the “Fund Details—Principal Investment Policies and Practices” sections of the Funds’ Prospectuses:

The Fund may invest in equity futures (including equity index futures) and equity total return swaps to provide additional opportunities to add value and better track the performance of the Fund’s Underlying index, such as to equitize cash and accrued income, simulate investments in the Underlying Index, facilitate trading or minimize transaction costs.

A futures contract is a standard binding agreement that trades on an exchange to buy or sell a specified quantity of an underlying instrument or asset at a specified price at a specified later date. A “sale” of a futures contract means the acquisition of a contractual obligation to deliver the underlying instrument called for by the contract at a specified price on a specified date. A “purchase” of a futures contract means the acquisition of a contractual obligation to acquire a specified quantity of the underlying instrument called for by the contract at a specified price on a specified date. The purchase or sale of a futures contract will allow the Fund to increase or decrease its exposure to the underlying instrument or asset. Although most futures contracts used by the Fund allow for a cash payment of the net gain or loss on the contract at maturity in lieu of delivery of the underlying instruments, some require the actual delivery or acquisition of the underlying instrument or asset. The Fund may buy and sell futures contracts that trade on U.S. and foreign exchanges.

X. For each of the US Funds, the following is added to the “Fund Details—Principal Risks” section of the Prospectuses:

Derivative Instruments

The performance of derivative instruments depends largely on the performance of an underlying instrument, such as a security, or index, and such instruments often have risks similar to the underlying instrument, in addition to other risks. Derivative instruments involve costs and can create economic leverage in the Fund’s portfolio, which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund’s initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. Their successful use will usually depend on the investment manager’s ability to accurately forecast movements in the market relating to the underlying instrument. Should a market or markets, or prices of particular classes of investments, move in an unexpected manner, especially in unusual or extreme market conditions, the Fund may not realize the anticipated benefits of the transaction, and it may realize losses, which could be significant. If the investment manager is not successful in using such derivative instruments, the Fund’s performance may be worse than if the investment manager did not use such derivative instruments at all. When a derivative is used for hedging, the change in value of the derivative instrument also may not correlate specifically with the security, index or other risk being hedged. There is also the risk, especially under extreme market conditions, that an instrument, which usually would operate as a hedge, provides no hedging benefits at all. Use of these instruments could also result in a loss if the counterparty to the transaction does not perform as promised, including because of such counterparty’s bankruptcy or insolvency. This risk is heightened with respect to over-the-counter (OTC) instruments, such as swaps, and may be greater during volatile market conditions. Other risks include the inability to close out a position because the trading market becomes illiquid (particularly in the OTC markets) or the availability of counterparties becomes limited for a period of time. In addition, the presence of speculators in a particular market could lead to price distortions. To the extent that the Fund is unable to close out a position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the Fund’s liquidity may be impaired. Some derivatives can be particularly sensitive to changes in interest rates or other market prices. Investors should bear in mind that, while the Fund intends to use derivative strategies on a regular basis, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the investment manager elects not to do so due to availability, cost or other factors. Certain types of derivatives require the Fund to post margin or collateral or otherwise maintain liquid assets in a manner that satisfies contractual undertakings and regulatory requirements. In order to satisfy margin or other requirements, the Fund may need to sell securities from its portfolio or exit positions at a time when it may be disadvantageous to do so. The use of derivative strategies may also have a tax impact on the Fund. The timing and character of income, gains or losses from these strategies could impair the ability of the investment manager to use derivatives when it wishes to do so.

XI. For each of the Hedged International Funds, the following is added immediately below the fifth to last paragraph in the “Fund Details—Principal Investment Policies and Practices” section of the Prospectus:

The Hedged ETF may invest in equity futures (including equity index futures) and equity total return swaps to provide additional opportunities to add value and better track the performance of the Hedged Underlying index, such as to equitize cash and accrued income, simulate investments in the Hedged Underlying Index, facilitate trading or minimize transaction costs.

Please keep this supplement with your prospectus for future reference.

SUMMARY PROSPECTUS

FRANKLIN FTSE AUSTRALIA ETF

Franklin Templeton ETF Trust
August 1, 2022 as amended September 8, 2022

Ticker:	Exchange:
FLAU	NYSE Arca, Inc.

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, statement of additional information, reports to shareholders and other information about the Fund online at www.franklintempleton.com/prospectus. You can also get this information at no cost by calling (800) DIAL BEN/342-5236 or by sending an e-mail request to prospectus@franklintempleton.com. The Fund’s prospectus and statement of additional information, both dated August 1, 2022, as may be supplemented, are all incorporated by reference into this Summary Prospectus.

FRANKLIN FTSE AUSTRALIA ETF
FUND SUMMARIES

Investment Goal

To seek to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Australia RIC Capped Index (the FTSE Australia Capped Index).

Fees and Expenses of the Fund

The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. You may also incur other fees, such as usual and customary brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example that follows.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.09%
Distribution and service (12b-1) fees	None
Other expenses	None
Total annual Fund operating expenses	0.09%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$9	$29	$51	$115

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15.26% of the average value of its portfolio.

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FRANKLIN FTSE AUSTRALIA ETF
FUND SUMMARIES

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Australia Capped Index and in depositary receipts representing such securities. The FTSE Australia Capped Index is a free float-adjusted market capitalization weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the FTSE Australia Capped Index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the FTSE Australia Capped Index’s weight. The FTSE Australia Capped Index is based on the FTSE Australia Index and is designed to measure the performance of Australian large- and mid-capitalization stocks. FTSE Russell determines eligible securities for the FTSE Australia Capped Index based on measures such as the company’s place of incorporation, listing country, investor protection regulations present in the country of incorporation, tax domicile, location of headquarters/factors of production and currency of denomination. As of May 31, 2022, the FTSE Australia Capped Index was comprised of 111 securities with capitalizations ranging from $569 million to $161.99 billion.

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Australia Capped Index. The Fund may use either a replication strategy or representative sampling strategy. Under a replication strategy, the Fund will replicate the component securities of the FTSE Australia Capped Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the FTSE Australia Capped Index). However, under various circumstances, it may not be possible or practicable to replicate the FTSE Australia Capped Index. In these circumstances, the Fund may use a “representative sampling” strategy whereby the Fund would invest in what it believes to be a representative sample of the component securities of the FTSE Australia Capped Index, but may not track the FTSE Australia Capped Index with the same degree of accuracy as would an investment vehicle replicating the entire FTSE Australia Capped Index. Under the representative sampling technique, the investment manager will select securities that collectively have an investment profile similar to that of the FTSE Australia Capped Index, including securities that resemble those included in the FTSE Australia Capped Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings.

The Fund is a "non-diversified" fund, which means it generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

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FRANKLIN FTSE AUSTRALIA ETF
FUND SUMMARIES

The Fund may invest in equity futures (including equity index futures) and equity total return swaps to provide additional opportunities to add value and better track the performance of the Fund’s Underlying index, such as to equitize cash and accrued income, simulate investments in the Underlying Index, facilitate trading or minimize transaction costs.

The Fund may enter into foreign currency forward contracts and/or currency futures contracts to provide the Fund with additional opportunities to add value and better track the performance of the Fund’s Underlying Index, such as by facilitating local securities settlements or protecting against currency exposure in connection with distributions to Fund shareholders.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the FTSE Australia Capped Index is concentrated. As of May 31, 2022, the FTSE Australia Capped Index was concentrated in the financials and materials sectors.

Principal Risks

You could lose money by investing in the Fund. Exchange-traded fund (ETF) shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (NAV), trading price, yield, total return and ability to meet its investment goal.

Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

The current global outbreak of the novel strain of coronavirus, COVID-19, has resulted in market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, volatility in consumer demand for certain products, defaults and credit ratings downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity across many industries and may heighten other pre-existing political, social and economic risks, locally or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Fund’s performance.

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FRANKLIN FTSE AUSTRALIA ETF
FUND SUMMARIES

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Foreign Securities (non-U.S.) Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies – e.g., fluctuations may negatively affect investments denominated in foreign currencies and any income received or expenses paid by the Fund in that foreign currency.

Geographic Focus Because the Fund invests its assets primarily in companies in a specific country and region, the Fund is subject to greater risks of adverse developments in that country, region and/or the surrounding regions than a fund that is more broadly diversified geographically. Political, social or economic disruptions in the country or region, even in countries in which the Fund is not invested, may adversely affect the value of investments held by the Fund.

The Australian economy is heavily dependent on the price and demand for commodities and natural resources as well as its exports from the agricultural and mining sectors. Declines in the demand for such products may have an adverse impact on the Fund’s returns. Australia is also dependent on trading with key trading partners. The Fund is susceptible to loss due to adverse market, political, regulatory, and other events affecting Australia. These events may adversely affect the trading market and price for Fund shares and cause the Fund to decline in value. Intensifying weather-related natural disasters in Australia including drought and bushfires have imposed substantial economic costs. A continuation of these trends may impose financial stress which in turn could cause the value of the Fund's investments to decline.

Depositary Receipts Depositary receipts are subject to many of the risks of the underlying securities. For some depositary receipts, the custodian or similar financial institution that holds the issuer's shares in a trust account is located in the issuer's home country. In these cases if the issuer’s home country does not have developed financial markets, the Fund could be exposed to the credit risk of the custodian or financial institution and greater market risk. In addition, the depository

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FRANKLIN FTSE AUSTRALIA ETF
FUND SUMMARIES

institution may not have physical custody of the underlying securities at all times and may charge fees for various services. The Fund may experience delays in receiving its dividend and interest payments or exercising rights as a shareholder. There may be an increased possibility of untimely responses to certain corporate actions of the issuer in an unsponsored depositary receipt program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between this information and the market value of the depositary receipts.

Derivative Instruments The performance of derivative instruments depends largely on the performance of an underlying currency, security, interest rate or index, and such derivatives often have risks similar to the underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund’s initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. Their successful use will usually depend on the investment manager’s ability to accurately forecast movements in the market relating to the underlying instrument. Should a market or markets, or prices of particular classes of investments move in an unexpected manner, especially in unusual or extreme market conditions, the Fund may not realize the anticipated benefits of the transaction, and it may realize losses, which could be significant. If the investment manager is not successful in using such derivative instruments, the Fund’s performance may be worse than if the investment manager did not use such derivatives at all. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security, interest rate, index or other risk being hedged. Derivatives also may present the risk that the other party to the transaction will fail to perform. There is also the risk, especially under extreme market conditions, that a derivative, which usually would operate as a hedge, provides no hedging benefits at all.

Calculation Methodology FTSE Russell relies on various sources of information to assess the criteria of issuers included in the FTSE Australia Capped Index, including information that may be based on assumptions and estimates. Neither the Fund nor the investment manager can offer assurances that FTSE Russell's calculation methodology or sources of information will provide an accurate assessment of included issuers or that the included issuers will provide the Fund with the market exposure it seeks.

Index-Related There is no assurance that the FTSE Australia Capped Index will be determined, composed or calculated accurately. While FTSE Russell provides descriptions of what the FTSE Australia Capped Index is designed to achieve,

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FRANKLIN FTSE AUSTRALIA ETF
FUND SUMMARIES

FTSE Russell does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the FTSE Australia Capped Index will be in line with the described index methodology. Errors in index data, index computations or the construction of the underlying index in accordance with its methodology (including as a result of outdated, unreliable or unavailable market information) may occur and may not be identified and corrected by the index provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Gains, losses or costs to the Fund caused by errors in the FTSE Australia Capped Index may therefore be borne by the Fund and its shareholders.

Non-Correlation There is no guarantee that the Fund will achieve a high degree of correlation to the FTSE Australia Capped Index and therefore achieve its investment goal. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the FTSE Australia Capped Index. In addition, the Fund’s NAV may deviate from the FTSE Australia Capped Index if the Fund fair values a portfolio security at a price other than the price used by the FTSE Australia Capped Index for that security. To the extent that the investment manager uses a representative sampling strategy, the Fund may not track the return of the FTSE Australia Capped Index as well as it would have if the Fund held all of the securities in the FTSE Australia Capped Index.

Tracking Error Tracking error is the divergence of the Fund’s performance from that of the FTSE Australia Capped Index. Tracking error may occur because of differences between the securities held in the Fund’s portfolio and those included in the FTSE Australia Capped Index, pricing differences (including differences between a security’s price at the local market close and the Fund’s valuation of a security at the time of calculation of the Fund’s NAV), transaction costs, the Fund’s holding of cash, differences in timing of the accrual of dividends or interest, tax gains or losses, changes to the FTSE Australia Capped Index or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the FTSE Australia Capped Index does not.

Market Trading The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary

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market. The investment manager cannot predict whether shares will trade above (premium), below (discount) or at NAV.

Concentration To the extent the Fund concentrates in a specific industry, a group of industries, sector or type of investment, the Fund will carry much greater risks of adverse developments and price movements in such industries, sectors or investments than a fund that invests in a wider variety of industries, sectors or investments. There is also the risk that the Fund will perform poorly during a slump in demand for securities of companies in such industries or sectors.

The Fund may focus in the financial services and materials sectors. Financial services companies are subject to extensive government regulation that may affect their profitability in many ways, including by limiting the amount and types of loans and other commitments they can make, and the interest rates and fees they can charge. A financial services company's profitability, and therefore its stock prices, is especially sensitive to interest rate changes as well as the ability of borrowers to repay their loans. Changing regulations, continuing consolidations, and development of new products and structures all are likely to have a significant impact on financial services companies.

Companies in the materials sector may be adversely affected by commodity price volatility, exchange rates, import controls, increased competition, depletion of resources, technical advances, labor relations, overproduction, litigation and government regulations, among other factors. Companies in the materials sector are also at risk of liability for environmental damage and product liability claims.

Non-Diversification Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund's performance and result in greater fluctuation in the value of the Fund’s shares.

Mid Capitalization Companies Securities issued by mid capitalization companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, mid capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Passive Investment Unlike many investment companies, the Fund is not actively managed and the investment manager does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the investment manager would not necessarily buy or sell a security unless that

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security is added or removed, respectively, from the FTSE Australia Capped Index, even if that security generally is underperforming.

International Closed Market Trading To the extent that the underlying securities held by the Fund trade on an exchange that is closed when the securities exchange on which the Fund shares list and trade is open, there may be market uncertainty about the stale security pricing (i.e., the last quote from its closed foreign market) resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Authorized Participant Concentration Only an authorized participant (Authorized Participant) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined below), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

Small Fund When the Fund's size is small, the Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange.

Large Shareholder Certain shareholders, including other funds or accounts advised by the investment manager or an affiliate of the investment manager, may from time to time own a substantial amount of the Fund’s shares. In addition, a third-party investor, the investment manager or an affiliate of the investment manager, an authorized participant, a lead market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Cybersecurity Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager, authorized participants, or index providers (as applicable) and listing exchanges, and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and

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financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or investment manager. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the Fund, the investment manager and their service providers are subject to the risk of cyber incidents occurring from time to time.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of the Fund's underlying index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

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FUND SUMMARIES

Annual Total Returns

Best Quarter:	2020, Q2	30.71%
Worst Quarter:	2020, Q1	-33.21%

As of June 30, 2022, the Fund’s year-to-date return was -12.48%.

Average Annual Total Returns

For periods ended December 31, 2021

	1 Year	Since Inception
Franklin FTSE Australia ETF
Return before taxes	9.93%	7.92%	[1]
Return after taxes on distributions	8.52%	6.55%	[1]
Return after taxes on distributions and sale of Fund shares	6.69%	5.68%	[1]
FTSE Australia Capped Index (index reflects no deduction for fees, expenses or taxes)	9.99%	7.89%	[1]

1.	Since inception November 2, 2017.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Investment Manager

Franklin Advisory Services, LLC (Advisory Services)

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Portfolio Managers

Dina Ting, CFA

Senior Vice President of Advisory Services and portfolio manager of the Fund since inception (2017).

Hailey Harris

Vice President of Advisory Services and portfolio manager of the Fund since 2019.

Joe Diederich

Vice President of Advisory Services and portfolio manager of the Fund since August 2022.

Basit Amin, CFA

Vice President of Advisory Services and portfolio manager of the Fund since August 2022.

Purchase and Sale of Fund Shares

The Fund is an ETF. Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund issues or redeems shares that have been aggregated into blocks of 50,000 shares or multiples thereof (Creation Units) to Authorized Participants who have entered into agreements with the Fund’s distributor, Franklin Distributors, LLC. The Fund will generally issue or redeem Creation Units in exchange for a basket of securities (and an amount of cash) that the Fund specifies each day.

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the "bid-ask spread"). Recent information, including information on the Fund's NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund's website at https://www.franklintempleton.com/ investor/investments-and-solutions/investment-options/etfs/.

Taxes

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions would generally be taxed when withdrawn from the tax-advantaged account.

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Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the investment manager or other related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Franklin Distributors, LLC One Franklin Parkway San Mateo, CA 94403-1906 franklintempleton.com Franklin FTSE Australia, ETF

Investment Company Act file #811-23124 © 2022 Franklin Templeton. All rights reserved. 10% Total Recycled Fiber 00202195	FLAU PSUM 09/22

SUMMARY PROSPECTUS

FRANKLIN FTSE MEXICO ETF

Franklin Templeton ETF Trust
August 1, 2022 as amended September 8, 2022

Ticker:	Exchange:
FLMX	NYSE Arca, Inc.

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, statement of additional information, reports to shareholders and other information about the Fund online at www.franklintempleton.com/prospectus. You can also get this information at no cost by calling (800) DIAL BEN/342-5236 or by sending an e-mail request to prospectus@franklintempleton.com. The Fund’s prospectus and statement of additional information, both dated August 1, 2022, as may be supplemented, are all incorporated by reference into this Summary Prospectus.

FRANKLIN FTSE MEXICO ETF
FUND SUMMARIES

Investment Goal

To seek to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Mexico RIC Capped Index (the FTSE Mexico Capped Index).

Fees and Expenses of the Fund

The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. You may also incur other fees, such as usual and customary brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example that follows.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.19%
Distribution and service (12b-1) fees	None
Other expenses	None
Total annual Fund operating expenses	0.19%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$19	$61	$107	$243

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 22.39% of the average value of its portfolio.

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Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Mexico Capped Index and in depositary receipts representing such securities. The FTSE Mexico Capped Index is a free float-adjusted market capitalization weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the FTSE Mexico Capped Index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the FTSE Mexico Capped Index’s weight. The FTSE Mexico Capped Index is based on the FTSE Mexico Index and is designed to measure the performance of Mexican large- and mid-capitalization stocks. FTSE Russell determines eligible securities for the FTSE Mexico Capped Index based on measures such as the company’s place of incorporation, listing country, investor protection regulations present in the country of incorporation, tax domicile, location of headquarters/factors of production and currency of denomination. As of May 31, 2022, the FTSE Mexico Capped Index was comprised of 37 securities with capitalizations ranging from $1.80 billion to $65.47 billion.

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Mexico Capped Index. The Fund may use either a replication strategy or representative sampling strategy. Under a replication strategy, the Fund will replicate the component securities of the FTSE Mexico Capped Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the FTSE Mexico Capped Index). However, under various circumstances, it may not be possible or practicable to replicate the FTSE Mexico Capped Index. In these circumstances, the Fund may use a “representative sampling” strategy whereby the Fund would invest in what it believes to be a representative sample of the component securities of the FTSE Mexico Capped Index, but may not track the FTSE Mexico Capped Index with the same degree of accuracy as would an investment vehicle replicating the entire FTSE Mexico Capped Index. Under the representative sampling technique, the investment manager will select securities that collectively have an investment profile similar to that of the FTSE Mexico Capped Index, including securities that resemble those included in the FTSE Mexico Capped Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings.

The Fund is a "non-diversified" fund, which means it generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

The Fund may invest in equity futures (including equity index futures) and equity total return swaps to provide additional opportunities to add value and better track

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the performance of the Fund’s Underlying index, such as to equitize cash and accrued income, simulate investments in the Underlying Index, facilitate trading or minimize transaction costs.

The Fund may enter into foreign currency forward contracts and/or currency futures contracts to provide the Fund with additional opportunities to add value and better track the performance of the Fund’s Underlying Index, such as by facilitating local securities settlements or protecting against currency exposure in connection with distributions to Fund shareholders.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the FTSE Mexico Capped Index is concentrated. As of May 31, 2022, the FTSE Mexico Capped Index was concentrated in the consumer staples sector.

Principal Risks

You could lose money by investing in the Fund. Exchange-traded fund (ETF) shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (NAV), trading price, yield, total return and ability to meet its investment goal.

Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

The current global outbreak of the novel strain of coronavirus, COVID-19, has resulted in market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, volatility in consumer demand for certain products, defaults and credit ratings downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity across many industries and may heighten other pre-existing political, social and economic risks, locally or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Fund’s performance.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

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Foreign Securities (non-U.S.) Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies – e.g., fluctuations may negatively affect investments denominated in foreign currencies and any income received or expenses paid by the Fund in that foreign currency. The risks of foreign investments may be greater in developing or emerging market countries.

Emerging Market Countries The Fund’s investments in emerging market issuers are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation.

Geographic Focus Because the Fund invests its assets primarily in companies in a specific country and region, the Fund is subject to greater risks of adverse developments in that country, region and/or the surrounding regions than a fund that is more broadly diversified geographically. Political, social or economic disruptions in the country or region, even in countries in which the Fund is not invested, may adversely affect the value of investments held by the Fund.

Investments in Mexican issuers involve risks that are specific to Mexico, including legal, regulatory, political, currency, security and economic risks. In the past, Mexico has experienced high interest rates, economic volatility and high unemployment rates. Political developments in the U.S. have potential implications for trade arrangements between the U.S. and Mexico, which could negatively affect the value of securities held by the Fund. Additionally, Mexico has experienced an outbreak of violence related to drug trafficking, and incidents involving Mexico's security may have an adverse effect on the Mexican economy and cause uncertainty in its financial markets.

Depositary Receipts Depositary receipts are subject to many of the risks of the underlying securities. For some depositary receipts, the custodian or similar financial institution that holds the issuer's shares in a trust account is located in the

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issuer's home country. In these cases if the issuer’s home country does not have developed financial markets, the Fund could be exposed to the credit risk of the custodian or financial institution and greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services. The Fund may experience delays in receiving its dividend and interest payments or exercising rights as a shareholder. There may be an increased possibility of untimely responses to certain corporate actions of the issuer in an unsponsored depositary receipt program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between this information and the market value of the depositary receipts.

Derivative Instruments The performance of derivative instruments depends largely on the performance of an underlying currency, security, interest rate or index, and such derivatives often have risks similar to the underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund’s initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. Their successful use will usually depend on the investment manager’s ability to accurately forecast movements in the market relating to the underlying instrument. Should a market or markets, or prices of particular classes of investments move in an unexpected manner, especially in unusual or extreme market conditions, the Fund may not realize the anticipated benefits of the transaction, and it may realize losses, which could be significant. If the investment manager is not successful in using such derivative instruments, the Fund’s performance may be worse than if the investment manager did not use such derivatives at all. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security, interest rate, index or other risk being hedged. Derivatives also may present the risk that the other party to the transaction will fail to perform. There is also the risk, especially under extreme market conditions, that a derivative, which usually would operate as a hedge, provides no hedging benefits at all.

Calculation Methodology FTSE Russell relies on various sources of information to assess the criteria of issuers included in the FTSE Mexico Capped Index, including information that may be based on assumptions and estimates. Neither the Fund nor the investment manager can offer assurances that FTSE Russell's calculation methodology or sources of information will provide an accurate assessment of included issuers or that the included issuers will provide the Fund with the market exposure it seeks.

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Index-Related There is no assurance that the FTSE Mexico Capped Index will be determined, composed or calculated accurately. While FTSE Russell provides descriptions of what the FTSE Mexico Capped Index is designed to achieve, FTSE Russell does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the FTSE Mexico Capped Index will be in line with the described index methodology. Errors in index data, index computations or the construction of the underlying index in accordance with its methodology (including as a result of outdated, unreliable or unavailable market information) may occur and may not be identified and corrected by the index provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Gains, losses or costs to the Fund caused by errors in the FTSE Mexico Capped Index may therefore be borne by the Fund and its shareholders.

Non-Correlation There is no guarantee that the Fund will achieve a high degree of correlation to the FTSE Mexico Capped Index and therefore achieve its investment goal. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the FTSE Mexico Capped Index. In addition, the Fund’s NAV may deviate from the FTSE Mexico Capped Index if the Fund fair values a portfolio security at a price other than the price used by the FTSE Mexico Capped Index for that security. To the extent that the investment manager uses a representative sampling strategy, the Fund may not track the return of the FTSE Mexico Capped Index as well as it would have if the Fund held all of the securities in the FTSE Mexico Capped Index.

Tracking Error Tracking error is the divergence of the Fund’s performance from that of the FTSE Mexico Capped Index. Tracking error may occur because of differences between the securities held in the Fund’s portfolio and those included in the FTSE Mexico Capped Index, pricing differences (including differences between a security’s price at the local market close and the Fund’s valuation of a security at the time of calculation of the Fund’s NAV), transaction costs, the Fund’s holding of cash, differences in timing of the accrual of dividends or interest, tax gains or losses, changes to the FTSE Mexico Capped Index or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the FTSE Mexico Capped Index does not.

Market Trading The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than

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FUND SUMMARIES

NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The investment manager cannot predict whether shares will trade above (premium), below (discount) or at NAV.

Concentration To the extent the Fund concentrates in a specific industry, a group of industries, sector or type of investment, the Fund will carry much greater risks of adverse developments and price movements in such industries, sectors or investments than a fund that invests in a wider variety of industries, sectors or investments. There is also the risk that the Fund will perform poorly during a slump in demand for securities of companies in such industries or sectors.

The Fund may focus in the consumer staples sector. The consumer staples sector may be affected by the regulation of various product components and production methods, marketing campaigns and changes in consumer demand. Tobacco companies, in particular, may be adversely affected by new laws, regulations and litigation. The consumer staples sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors.

Non-Diversification Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund's performance and result in greater fluctuation in the value of the Fund’s shares.

Mid Capitalization Companies Securities issued by mid capitalization companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, mid capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Passive Investment Unlike many investment companies, the Fund is not actively managed and the investment manager does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the investment manager would not necessarily buy or sell a security unless that security is added or removed, respectively, from the FTSE Mexico Capped Index, even if that security generally is underperforming.

International Closed Market Trading To the extent that the underlying securities held by the Fund trade on an exchange that is closed when the securities exchange on which the Fund shares list and trade is open, there may be market uncertainty about the stale security pricing (i.e., the last quote from its closed

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foreign market) resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Authorized Participant Concentration Only an authorized participant (Authorized Participant) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined below), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

Small Fund When the Fund's size is small, the Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange.

Large Shareholder Certain shareholders, including other funds or accounts advised by the investment manager or an affiliate of the investment manager, may from time to time own a substantial amount of the Fund’s shares. In addition, a third-party investor, the investment manager or an affiliate of the investment manager, an authorized participant, a lead market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Cybersecurity Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager, authorized participants, or index providers (as applicable) and listing exchanges, and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or investment manager. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in

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FUND SUMMARIES

an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the Fund, the investment manager and their service providers are subject to the risk of cyber incidents occurring from time to time.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of the Fund's underlying index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

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FUND SUMMARIES

Annual Total Returns

Best Quarter:	2020, Q4	31.02%
Worst Quarter:	2020, Q1	-36.73%

As of June 30, 2022, the Fund’s year-to-date return was -6.10%.

Average Annual Total Returns

For periods ended December 31, 2021

	1 Year	Since Inception
Franklin FTSE Mexico ETF
Return before taxes	20.38%	2.75%	[1]
Return after taxes on distributions	19.37%	1.92%	[1]
Return after taxes on distributions and sale of Fund shares	12.58%	1.83%	[1]
FTSE Mexico Capped Index (index reflects no deduction for fees, expenses or taxes)	20.35%	2.75%	[1]

1.	Since inception November 3, 2017.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Investment Manager

Franklin Advisory Services, LLC (Advisory Services)

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Portfolio Managers

Dina Ting, CFA

Senior Vice President of Advisory Services and portfolio manager of the Fund since inception (2017).

Hailey Harris

Vice President of Advisory Services and portfolio manager of the Fund since 2019.

Joe Diederich

Vice President of Advisory Services and portfolio manager of the Fund since August 2022.

Basit Amin, CFA

Vice President of Advisory Services and portfolio manager of the Fund since August 2022.

Purchase and Sale of Fund Shares

The Fund is an ETF. Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund issues or redeems shares that have been aggregated into blocks of 50,000 shares or multiples thereof (Creation Units) to Authorized Participants who have entered into agreements with the Fund’s distributor, Franklin Distributors, LLC. The Fund will generally issue or redeem Creation Units in exchange for a basket of securities (and an amount of cash) that the Fund specifies each day.

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the "bid-ask spread"). Recent information, including information on the Fund's NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund's website at https://www.franklintempleton.com/ investor/investments-and-solutions/investment-options/etfs/.

Taxes

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions would generally be taxed when withdrawn from the tax-advantaged account.

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Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the investment manager or other related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Franklin Distributors, LLC One Franklin Parkway San Mateo, CA 94403-1906 franklintempleton.com Franklin FTSE Mexico ETF

Investment Company Act file #811-23124 © 2022 Franklin Templeton. All rights reserved. 10% Total Recycled Fiber 00202205	FLMX PSUM 09/22

SUMMARY PROSPECTUS

FRANKLIN FTSE BRAZIL ETF

Franklin Templeton ETF Trust
August 1, 2022 as amended September 8, 2022

Ticker:	Exchange:
FLBR	NYSE Arca, Inc.

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, statement of additional information, reports to shareholders and other information about the Fund online at www.franklintempleton.com/prospectus. You can also get this information at no cost by calling (800) DIAL BEN/342-5236 or by sending an e-mail request to prospectus@franklintempleton.com. The Fund’s prospectus and statement of additional information, both dated August 1, 2022, as may be supplemented, are all incorporated by reference into this Summary Prospectus.

FRANKLIN FTSE BRAZIL ETF
FUND SUMMARIES

Investment Goal

To seek to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Brazil RIC Capped Index (the FTSE Brazil Capped Index).

Fees and Expenses of the Fund

The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. You may also incur other fees, such as usual and customary brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example that follows.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.19%
Distribution and service (12b-1) fees	None
Other expenses	None
Total annual Fund operating expenses	0.19%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$19	$61	$107	$243

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 17.71% of the average value of its portfolio.

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Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Brazil Capped Index and in depositary receipts representing such securities. The FTSE Brazil Capped Index is a free float-adjusted market capitalization weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the FTSE Brazil Capped Index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the FTSE Brazil Capped Index’s weight. The FTSE Brazil Capped Index is based on the FTSE Brazil Index and is designed to measure the performance of Brazilian large- and mid-capitalization stocks. FTSE Russell determines eligible securities for the FTSE Brazil Capped Index based on measures such as the company’s place of incorporation, listing country, investor protection regulations present in the country of incorporation, tax domicile, location of headquarters/factors of production and currency of denomination. As of May 31, 2022, the FTSE Brazil Capped Index was comprised of 99 securities with capitalizations ranging from $820 million to $91.56 billion.

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Brazil Capped Index. The Fund may use either a replication strategy or representative sampling strategy. Under a replication strategy, the Fund will replicate the component securities of the FTSE Brazil Capped Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the FTSE Brazil Capped Index). However, under various circumstances, it may not be possible or practicable to replicate the FTSE Brazil Capped Index. In these circumstances, the Fund may use a “representative sampling” strategy whereby the Fund would invest in what it believes to be a representative sample of the component securities of the FTSE Brazil Capped Index, but may not track the FTSE Brazil Capped Index with the same degree of accuracy as would an investment vehicle replicating the entire FTSE Brazil Capped Index. Under the representative sampling technique, the investment manager will select securities that collectively have an investment profile similar to that of the FTSE Brazil Capped Index, including securities that resemble those included in the FTSE Brazil Capped Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings.

The Fund is a "non-diversified" fund, which means it generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

The Fund may invest in equity futures (including equity index futures) and equity total return swaps to provide additional opportunities to add value and better track

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the performance of the Fund’s Underlying index, such as to equitize cash and accrued income, simulate investments in the Underlying Index, facilitate trading or minimize transaction costs.

The Fund may enter into foreign currency forward contracts and/or currency futures contracts to provide the Fund with additional opportunities to add value and better track the performance of the Fund’s Underlying Index, such as by facilitating local securities settlements or protecting against currency exposure in connection with distributions to Fund shareholders.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the FTSE Brazil Capped Index is concentrated..

Principal Risks

You could lose money by investing in the Fund. Exchange-traded fund (ETF) shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (NAV), trading price, yield, total return and ability to meet its investment goal.

Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

The current global outbreak of the novel strain of coronavirus, COVID-19, has resulted in market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, volatility in consumer demand for certain products, defaults and credit ratings downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity across many industries and may heighten other pre-existing political, social and economic risks, locally or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Fund’s performance.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

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Foreign Securities (non-U.S.) Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies – e.g., fluctuations may negatively affect investments denominated in foreign currencies and any income received or expenses paid by the Fund in that foreign currency. The risks of foreign investments may be greater in developing or emerging market countries.

Emerging Market Countries The Fund’s investments in emerging market issuers are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation.

Geographic Focus Because the Fund invests its assets primarily in companies in a specific country and region, the Fund is subject to greater risks of adverse developments in that country, region and/or the surrounding regions than a fund that is more broadly diversified geographically. Political, social or economic disruptions in the country or region, even in countries in which the Fund is not invested, may adversely affect the value of investments held by the Fund.

The Brazilian economy has experienced in the past, and may continue to experience, periods of high inflation rates and political unrest. The Brazilian economy depends heavily on international trade, and its economy is highly sensitive to fluctuations in international commodity prices and commodity markets. Currency devaluations or restrictions, fluctuations in commodity markets, political and social instability, high inflation rates and deteriorating economic conditions may result in significant downturns and increased volatility in the Brazilian economy, as it has in the past, and thus adversely affect the Fund’s performance.

Depositary Receipts Depositary receipts are subject to many of the risks of the underlying securities. For some depositary receipts, the custodian or similar financial institution that holds the issuer's shares in a trust account is located in the issuer's home country. In these cases if the issuer’s home country does not have

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developed financial markets, the Fund could be exposed to the credit risk of the custodian or financial institution and greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services. The Fund may experience delays in receiving its dividend and interest payments or exercising rights as a shareholder. There may be an increased possibility of untimely responses to certain corporate actions of the issuer in an unsponsored depositary receipt program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between this information and the market value of the depositary receipts.

Preferred Securities Preferred securities are subject to general market and issuer-specific risks applicable to equity securities as well as certain risks associated with fixed income securities, including sensitivity to changes in interest rates. Preferred securities may be subordinated to bonds or other debt instruments in an issuer's capital structure, subjecting them to a greater risk of non-payment. The value of preferred securities is heavily dependent on the profitability and cash flows of the issuer and may decline substantially due to the omission or deferment of dividend payments. Preferred securities may be less liquid than other securities, such as common stocks, and generally do not provide voting rights with respect to the issuer.

Derivative Instruments The performance of derivative instruments depends largely on the performance of an underlying currency, security, interest rate or index, and such derivatives often have risks similar to the underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund’s initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. Their successful use will usually depend on the investment manager’s ability to accurately forecast movements in the market relating to the underlying instrument. Should a market or markets, or prices of particular classes of investments move in an unexpected manner, especially in unusual or extreme market conditions, the Fund may not realize the anticipated benefits of the transaction, and it may realize losses, which could be significant. If the investment manager is not successful in using such derivative instruments, the Fund’s performance may be worse than if the investment manager did not use such derivatives at all. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security, interest rate, index or other risk being hedged. Derivatives also may present the risk that the other party to the transaction will fail to perform. There is also the risk,

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FUND SUMMARIES

especially under extreme market conditions, that a derivative, which usually would operate as a hedge, provides no hedging benefits at all.

Calculation Methodology FTSE Russell relies on various sources of information to assess the criteria of issuers included in the FTSE Brazil Capped Index, including information that may be based on assumptions and estimates. Neither the Fund nor the investment manager can offer assurances that FTSE Russell's calculation methodology or sources of information will provide an accurate assessment of included issuers or that the included issuers will provide the Fund with the market exposure it seeks.

Index-Related There is no assurance that the FTSE Brazil Capped Index will be determined, composed or calculated accurately. While FTSE Russell provides descriptions of what the FTSE Brazil Capped Index is designed to achieve, FTSE Russell does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the FTSE Brazil Capped Index will be in line with the described index methodology. Errors in index data, index computations or the construction of the underlying index in accordance with its methodology (including as a result of outdated, unreliable or unavailable market information) may occur and may not be identified and corrected by the index provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Gains, losses or costs to the Fund caused by errors in the FTSE Brazil Capped Index may therefore be borne by the Fund and its shareholders.

Non-Correlation There is no guarantee that the Fund will achieve a high degree of correlation to the FTSE Brazil Capped Index and therefore achieve its investment goal. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the FTSE Brazil Capped Index. In addition, the Fund’s NAV may deviate from the FTSE Brazil Capped Index if the Fund fair values a portfolio security at a price other than the price used by the FTSE Brazil Capped Index for that security. To the extent that the investment manager uses a representative sampling strategy, the Fund may not track the return of the FTSE Brazil Capped Index as well as it would have if the Fund held all of the securities in the FTSE Brazil Capped Index.

Tracking Error Tracking error is the divergence of the Fund’s performance from that of the FTSE Brazil Capped Index. Tracking error may occur because of differences between the securities held in the Fund’s portfolio and those included in the FTSE Brazil Capped Index, pricing differences (including differences between a security’s price at the local market close and the Fund’s valuation of a security at the time of calculation of the Fund’s NAV), transaction costs, the Fund’s holding of cash, differences in timing of the accrual of dividends or interest, tax gains or losses, changes to the FTSE Brazil Capped Index or the need to meet various new

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FUND SUMMARIES

or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the FTSE Brazil Capped Index does not.

Market Trading The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The investment manager cannot predict whether shares will trade above (premium), below (discount) or at NAV.

Concentration To the extent the Fund concentrates in a specific industry, a group of industries, sector or type of investment, the Fund will carry much greater risks of adverse developments and price movements in such industries, sectors or investments than a fund that invests in a wider variety of industries, sectors or investments. There is also the risk that the Fund will perform poorly during a slump in demand for securities of companies in such industries or sectors.

Non-Diversification Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund's performance and result in greater fluctuation in the value of the Fund’s shares.

Mid Capitalization Companies Securities issued by mid capitalization companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, mid capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Passive Investment Unlike many investment companies, the Fund is not actively managed and the investment manager does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the investment manager would not necessarily buy or sell a security unless that security is added or removed, respectively, from the FTSE Brazil Capped Index, even if that security generally is underperforming.

International Closed Market Trading To the extent that the underlying securities held by the Fund trade on an exchange that is closed when the securities

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exchange on which the Fund shares list and trade is open, there may be market uncertainty about the stale security pricing (i.e., the last quote from its closed foreign market) resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Authorized Participant Concentration Only an authorized participant (Authorized Participant) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined below), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

Cash Transactions Unlike certain ETFs, the Fund expects to generally effect its creations and redemptions entirely for cash, rather than for in-kind securities. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in Fund shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

Small Fund When the Fund's size is small, the Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange.

Large Shareholder Certain shareholders, including other funds or accounts advised by the investment manager or an affiliate of the investment manager, may from time to time own a substantial amount of the Fund’s shares. In addition, a third-party investor, the investment manager or an affiliate of the investment manager, an authorized participant, a lead market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Cybersecurity Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the

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FUND SUMMARIES

Fund, the investment manager, authorized participants, or index providers (as applicable) and listing exchanges, and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or investment manager. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the Fund, the investment manager and their service providers are subject to the risk of cyber incidents occurring from time to time.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of the Fund's underlying index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

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FUND SUMMARIES

Annual Total Returns

Best Quarter:	2020, Q4	36.44%
Worst Quarter:	2020, Q1	-50.43%

As of June 30, 2022, the Fund’s year-to-date return was 1.23%.

Average Annual Total Returns

For periods ended December 31, 2021

	1 Year	Since Inception
Franklin FTSE Brazil ETF
Return before taxes	-17.28%	-3.43%	[1]
Return after taxes on distributions	-19.76%	-5.03%	[1]
Return after taxes on distributions and sale of Fund shares	-10.03%	-3.05%	[1]
FTSE Brazil Capped Index (index reflects no deduction for fees, expenses or taxes)	-17.04%	-3.19%	[1]

1.	Since inception November 3, 2017.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Investment Manager

Franklin Advisory Services, LLC (Advisory Services)

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Portfolio Managers

Dina Ting, CFA

Senior Vice President of Advisory Services and portfolio manager of the Fund since inception (2017).

Hailey Harris

Vice President of Advisory Services and portfolio manager of the Fund since 2019.

Joe Diederich

Vice President of Advisory Services and portfolio manager of the Fund since August 2022.

Basit Amin, CFA

Vice President of Advisory Services and portfolio manager of the Fund since August 2022.

Purchase and Sale of Fund Shares

The Fund is an ETF. Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund issues or redeems shares that have been aggregated into blocks of 100,000 shares or multiples thereof (Creation Units) to Authorized Participants who have entered into agreements with the Fund’s distributor, Franklin Distributors, LLC. The Fund will generally issue or redeem Creation Units in exchange for a basket of cash and/or securities that the Fund specifies each day.

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the "bid-ask spread"). Recent information, including information on the Fund's NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund's website at https://www.franklintempleton.com/ investor/investments-and-solutions/investment-options/etfs/.

Taxes

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions would generally be taxed when withdrawn from the tax-advantaged account.

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FRANKLIN FTSE BRAZIL ETF
FUND SUMMARIES

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the investment manager or other related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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FUND SUMMARIES

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Franklin Distributors, LLC One Franklin Parkway San Mateo, CA 94403-1906 franklintempleton.com Franklin FTSE Brazil ETF

Investment Company Act file #811-23124 © 2022 Franklin Templeton. All rights reserved. 10% Total Recycled Fiber 00202196	FLBR PSUM 09/22

SUMMARY PROSPECTUS

FRANKLIN FTSE SAUDI ARABIA ETF

Franklin Templeton ETF Trust
August 1, 2022 as amended September 8, 2022

Ticker:	Exchange:
FLSA	NYSE Arca, Inc.

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, statement of additional information, reports to shareholders and other information about the Fund online at www.franklintempleton.com/prospectus. You can also get this information at no cost by calling (800) DIAL BEN/342-5236 or by sending an e-mail request to prospectus@franklintempleton.com. The Fund’s prospectus and statement of additional information, both dated August 1, 2022, as may be supplemented, are all incorporated by reference into this Summary Prospectus.

FRANKLIN FTSE SAUDI ARABIA ETF
FUND SUMMARIES

Investment Goal

To seek to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Saudi Arabia RIC Capped Index (the FTSE Saudi Arabia Capped Index).

Fees and Expenses of the Fund

The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. You may also incur other fees, such as usual and customary brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example that follows.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.39%
Distribution and service (12b-1) fees	None
Other expenses	None
Total annual Fund operating expenses	0.39%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$40	$125	$219	$493

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15.51% of the average value of its portfolio.

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FRANKLIN FTSE SAUDI ARABIA ETF
FUND SUMMARIES

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Saudi Arabia Capped Index and in depositary receipts representing such securities. The FTSE Saudi Arabia Capped Index is a free float-adjusted market capitalization weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the FTSE Saudi Arabia Capped Index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the FTSE Saudi Arabia Capped Index’s weight. The FTSE Saudi Arabia Capped Index is based on the FTSE Saudi Arabia Index and is designed to measure the performance of Saudi Arabian large- and mid-capitalization stocks. FTSE Russell determines eligible securities for the FTSE Saudi Arabia Capped Index based on measures such as the company’s place of incorporation, listing country, investor protection regulations present in the country of incorporation, tax domicile, location of headquarters/factors of production and currency of denomination. As of May 31, 2022, the FTSE Saudi Arabia Capped Index was comprised of 53 securities with capitalizations ranging from $1.06 billion to $2.46 trillion.

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Saudi Arabia Capped Index. The Fund may use either a replication strategy or representative sampling strategy. Under a replication strategy, the Fund will replicate the component securities of the FTSE Saudi Arabia Capped Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the FTSE Saudi Arabia Capped Index). However, under various circumstances, it may not be possible or practicable to replicate the FTSE Saudi Arabia Capped Index. In these circumstances, the Fund may use a “representative sampling” strategy whereby the Fund would invest in what it believes to be a representative sample of the component securities of the FTSE Saudi Arabia Capped Index, but may not track the FTSE Saudi Arabia Capped Index with the same degree of accuracy as would an investment vehicle replicating the entire FTSE Saudi Arabia Capped Index. Under the representative sampling technique, the investment manager will select securities that collectively have an investment profile similar to that of the FTSE Saudi Arabia Capped Index, including securities that resemble those included in the FTSE Saudi Arabia Capped Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings.

The Fund is a "non-diversified" fund, which means it generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

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FRANKLIN FTSE SAUDI ARABIA ETF
FUND SUMMARIES

The Fund may invest in equity futures (including equity index futures) and equity total return swaps to provide additional opportunities to add value and better track the performance of the Fund’s Underlying index, such as to equitize cash and accrued income, simulate investments in the Underlying Index, facilitate trading or minimize transaction costs.

The Fund may enter into foreign currency forward contracts and/or currency futures contracts to provide the Fund with additional opportunities to add value and better track the performance of the Fund’s Underlying Index, such as by facilitating local securities settlements or protecting against currency exposure in connection with distributions to Fund shareholders.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the FTSE Saudi Arabia Capped Index is concentrated. As of May 31, 2022, the FTSE Saudi Arabia Capped Index was concentrated in the banking industry.

Principal Risks

You could lose money by investing in the Fund. Exchange-traded fund (ETF) shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (NAV), trading price, yield, total return and ability to meet its investment goal.

Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

The current global outbreak of the novel strain of coronavirus, COVID-19, has resulted in market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, volatility in consumer demand for certain products, defaults and credit ratings downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity across many industries and may heighten other pre-existing political, social and economic risks, locally or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Fund’s performance.

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FUND SUMMARIES

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Foreign Securities (non-U.S.) Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies – e.g., fluctuations may negatively affect investments denominated in foreign currencies and any income received or expenses paid by the Fund in that foreign currency. The risks of foreign investments may be greater in developing or emerging market countries.

Emerging Market Countries The Fund’s investments in emerging market issuers are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation.

Geographic Focus Because the Fund invests its assets primarily in companies in a specific country and region, the Fund is subject to greater risks of adverse developments in that country, region and/or the surrounding regions than a fund that is more broadly diversified geographically. Political, social or economic disruptions in the country or region, even in countries in which the Fund is not invested, may adversely affect the value of investments held by the Fund.

Investments in securities of Saudi Arabian issuers involve risks that are specific to Saudi Arabia, including certain legal, regulatory, political and economic risks. The ability of foreign investors (such as the Fund) to invest directly in Saudi Arabian issuers is relatively new and is contingent on the ability of the investment manager as a Foreign Portfolio Manager, and the Fund as a qualified foreign investor (QFI), to maintain their respective authorizations under the current framework for foreign investments. Current foreign investment permissions could be restricted or revoked by the Saudi Arabian government at any time, and other unforeseen risks of investing in the Saudi Arabian market could arise in the future. There may be a

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FRANKLIN FTSE SAUDI ARABIA ETF
FUND SUMMARIES

limited number of brokers who can provide services to the Fund, which may have an adverse impact on the prices, quantity or timing of the Fund’s portfolio transactions. In addition, investments in Saudi Arabian equities may entail higher brokerage costs and/or result in higher tracking error in the case of a portfolio rebalance. The economy of Saudi Arabia is dominated by petroleum exports. Consequently, a sustained decrease in petroleum prices could have a negative impact on all aspects of the economy. It is possible that instability in the larger Middle East region could adversely impact the economy of Saudi Arabia, and there is no assurance of continued political stability in Saudi Arabia.

Depositary Receipts Depositary receipts are subject to many of the risks of the underlying securities. For some depositary receipts, the custodian or similar financial institution that holds the issuer's shares in a trust account is located in the issuer's home country. In these cases if the issuer’s home country does not have developed financial markets, the Fund could be exposed to the credit risk of the custodian or financial institution and greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services. The Fund may experience delays in receiving its dividend and interest payments or exercising rights as a shareholder. There may be an increased possibility of untimely responses to certain corporate actions of the issuer in an unsponsored depositary receipt program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between this information and the market value of the depositary receipts.

Derivative Instruments The performance of derivative instruments depends largely on the performance of an underlying currency, security, interest rate or index, and such derivatives often have risks similar to the underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund’s initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. Their successful use will usually depend on the investment manager’s ability to accurately forecast movements in the market relating to the underlying instrument. Should a market or markets, or prices of particular classes of investments move in an unexpected manner, especially in unusual or extreme market conditions, the Fund may not realize the anticipated benefits of the transaction, and it may realize losses, which could be significant. If the investment manager is not successful in using such derivative instruments, the Fund’s performance may be worse than if the investment manager did not use such derivatives at all. When a derivative is used for hedging, the change in value of the

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FRANKLIN FTSE SAUDI ARABIA ETF
FUND SUMMARIES

derivative may also not correlate specifically with the currency, security, interest rate, index or other risk being hedged. Derivatives also may present the risk that the other party to the transaction will fail to perform. There is also the risk, especially under extreme market conditions, that a derivative, which usually would operate as a hedge, provides no hedging benefits at all.

Calculation Methodology FTSE Russell relies on various sources of information to assess the criteria of issuers included in the FTSE Saudi Arabia Capped Index, including information that may be based on assumptions and estimates. Neither the Fund nor the investment manager can offer assurances that FTSE Russell's calculation methodology or sources of information will provide an accurate assessment of included issuers or that the included issuers will provide the Fund with the market exposure it seeks.

Index-Related There is no assurance that the FTSE Saudi Arabia Capped Index will be determined, composed or calculated accurately. While FTSE Russell provides descriptions of what the FTSE Saudi Arabia Capped Index is designed to achieve, FTSE Russell does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the FTSE Saudi Arabia Capped Index will be in line with the described index methodology. Errors in index data, index computations or the construction of the underlying index in accordance with its methodology (including as a result of outdated, unreliable or unavailable market information) may occur and may not be identified and corrected by the index provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Gains, losses or costs to the Fund caused by errors in the FTSE Saudi Arabia Capped Index may therefore be borne by the Fund and its shareholders.

Non-Correlation There is no guarantee that the Fund will achieve a high degree of correlation to the FTSE Saudi Arabia Capped Index and therefore achieve its investment goal. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the FTSE Saudi Arabia Capped Index. In addition, the Fund’s NAV may deviate from the FTSE Saudi Arabia Capped Index if the Fund fair values a portfolio security at a price other than the price used by the FTSE Saudi Arabia Capped Index for that security. To the extent that the investment manager uses a representative sampling strategy, the Fund may not track the return of the FTSE Saudi Arabia Capped Index as well as it would have if the Fund held all of the securities in the FTSE Saudi Arabia Capped Index.

Tracking Error Tracking error is the divergence of the Fund’s performance from that of the FTSE Saudi Arabia Capped Index. Tracking error may occur because of differences between the securities held in the Fund’s portfolio and those included in the FTSE Saudi Arabia Capped Index, pricing differences (including differences between a security’s price at the local market close and the Fund’s valuation of a

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FRANKLIN FTSE SAUDI ARABIA ETF
FUND SUMMARIES

security at the time of calculation of the Fund’s NAV), transaction costs, the Fund’s holding of cash, differences in timing of the accrual of dividends or interest, tax gains or losses, changes to the FTSE Saudi Arabia Capped Index or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the FTSE Saudi Arabia Capped Index does not.

Market Trading The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The investment manager cannot predict whether shares will trade above (premium), below (discount) or at NAV.

Concentration To the extent the Fund concentrates in a specific industry, a group of industries, sector or type of investment, the Fund will carry much greater risks of adverse developments and price movements in such industries, sectors or investments than a fund that invests in a wider variety of industries, sectors or investments. There is also the risk that the Fund will perform poorly during a slump in demand for securities of companies in such industries or sectors.

The Fund may focus in the banking industry. Companies in the banking industry are subject to certain risks, including the effects of: (1) changes in interest rates on the profitability of banks; (2) the rate of corporate and consumer debt defaults; (3) price competition; (4) governmental limitations on a company’s loans, other financial commitments, product lines and other operations; and (5) ongoing changes in the financial services industry (including consolidations, development of new products and changes to the industry’s regulatory framework).

Non-Diversification Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund's performance and result in greater fluctuation in the value of the Fund’s shares.

Mid Capitalization Companies Securities issued by mid capitalization companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, mid capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to

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FRANKLIN FTSE SAUDI ARABIA ETF
FUND SUMMARIES

borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Passive Investment Unlike many investment companies, the Fund is not actively managed and the investment manager does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the investment manager would not necessarily buy or sell a security unless that security is added or removed, respectively, from the FTSE Saudi Arabia Capped Index, even if that security generally is underperforming.

International Closed Market Trading To the extent that the underlying securities held by the Fund trade on an exchange that is closed when the securities exchange on which the Fund shares list and trade is open, there may be market uncertainty about the stale security pricing (i.e., the last quote from its closed foreign market) resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Authorized Participant Concentration Only an authorized participant (Authorized Participant) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined below), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

Cash Transactions Unlike certain ETFs, the Fund expects to generally effect its creations and redemptions entirely for cash, rather than for in-kind securities. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in Fund shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

Small Fund When the Fund's size is small, the Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange.

Large Shareholder Certain shareholders, including other funds or accounts advised by the investment manager or an affiliate of the investment manager, may from time to time own a substantial amount of the Fund’s shares. In addition, a third-party investor, the investment manager or an affiliate of the investment manager, an authorized participant, a lead market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a

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FRANKLIN FTSE SAUDI ARABIA ETF
FUND SUMMARIES

specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Cybersecurity Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager, authorized participants, or index providers (as applicable) and listing exchanges, and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or investment manager. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the Fund, the investment manager and their service providers are subject to the risk of cyber incidents occurring from time to time.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of the Fund's underlying index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

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FRANKLIN FTSE SAUDI ARABIA ETF
FUND SUMMARIES

Annual Total Returns

Best Quarter:	2021, Q1	15.28%
Worst Quarter:	2020, Q1	-22.14%

As of June 30, 2022, the Fund’s year-to-date return was 4.60%.

Average Annual Total Returns

For periods ended December 31, 2021

	1 Year	Since Inception
Franklin FTSE Saudi Arabia ETF
Return before taxes	35.36%	13.89%	[1]
Return after taxes on distributions	34.30%	12.88%	[1]
Return after taxes on distributions and sale of Fund shares	20.96%	10.42%	[1]
FTSE Saudi Arabia Capped Index (index reflects no deduction for fees, expenses or taxes)	35.88%	14.31%	[1]

1.	Since inception October 9, 2018.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Investment Manager

Franklin Advisory Services, LLC (Advisory Services)

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FRANKLIN FTSE SAUDI ARABIA ETF
FUND SUMMARIES

Portfolio Managers

Dina Ting, CFA

Senior Vice President of Advisory Services and portfolio manager of the Fund since inception (2018).

Hailey Harris

Vice President of Advisory Services and portfolio manager of the Fund since 2019.

Joe Diederich

Vice President of Advisory Services and portfolio manager of the Fund since August 2022.

Basit Amin, CFA

Vice President of Advisory Services and portfolio manager of the Fund since August 2022.

Purchase and Sale of Fund Shares

The Fund is an ETF. Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund issues or redeems shares that have been aggregated into blocks of 50,000 shares or multiples thereof (Creation Units) to Authorized Participants who have entered into agreements with the Fund’s distributor, Franklin Distributors, LLC. The Fund will generally issue or redeem Creation Units in exchange for a basket of cash and/or securities that the Fund specifies each day.

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the "bid-ask spread"). Recent information, including information on the Fund's NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund's website at https://www.franklintempleton.com/ investor/investments-and-solutions/investment-options/etfs/.

Taxes

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions would generally be taxed when withdrawn from the tax-advantaged account.

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FUND SUMMARIES

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the investment manager or other related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Franklin Distributors, LLC One Franklin Parkway San Mateo, CA 94403-1906 franklintempleton.com Franklin FTSE Saudi Arabia ETF

Investment Company Act file #811-23124 © 2022 Franklin Templeton. All rights reserved. 10% Total Recycled Fiber 00215061	FLSA PSUM 09/22

SUMMARY PROSPECTUS

FRANKLIN FTSE CANADA ETF

Franklin Templeton ETF Trust
August 1, 2022 as amended September 8, 2022

Ticker:	Exchange:
FLCA	NYSE Arca, Inc.

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, statement of additional information, reports to shareholders and other information about the Fund online at www.franklintempleton.com/prospectus. You can also get this information at no cost by calling (800) DIAL BEN/342-5236 or by sending an e-mail request to prospectus@franklintempleton.com. The Fund’s prospectus and statement of additional information, both dated August 1, 2022, as may be supplemented, are all incorporated by reference into this Summary Prospectus.

FRANKLIN FTSE CANADA ETF
FUND SUMMARIES

Investment Goal

To seek to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Canada RIC Capped Index (the FTSE Canada Capped Index).

Fees and Expenses of the Fund

The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. You may also incur other fees, such as usual and customary brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example that follows.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.09%
Distribution and service (12b-1) fees	None
Other expenses	None
Total annual Fund operating expenses	0.09%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$9	$29	$51	$115

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 5.63% of the average value of its portfolio.

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FRANKLIN FTSE CANADA ETF
FUND SUMMARIES

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Canada Capped Index and in depositary receipts representing such securities. The FTSE Canada Capped Index is a free float-adjusted market capitalization weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the FTSE Canada Capped Index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the FTSE Canada Capped Index’s weight. The FTSE Canada Capped Index is based on the FTSE Canada Index and is designed to measure the performance of Canadian large- and mid-capitalization stocks. FTSE Russell determines eligible securities for the FTSE Canada Capped Index based on measures such as the company’s place of incorporation, listing country, investor protection regulations present in the country of incorporation, tax domicile, location of headquarters/factors of production and currency of denomination. As of May 31, 2022, the FTSE Canada Capped Index was comprised of 51 securities with capitalizations ranging from $3.51 billion to $146.48 billion.

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Canada Capped Index. The Fund may use either a replication strategy or representative sampling strategy. Under a replication strategy, the Fund will replicate the component securities of the FTSE Canada Capped Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the FTSE Canada Capped Index). However, under various circumstances, it may not be possible or practicable to replicate the FTSE Canada Capped Index. In these circumstances, the Fund may use a “representative sampling” strategy whereby the Fund would invest in what it believes to be a representative sample of the component securities of the FTSE Canada Capped Index, but may not track the FTSE Canada Capped Index with the same degree of accuracy as would an investment vehicle replicating the entire FTSE Canada Capped Index. Under the representative sampling technique, the investment manager will select securities that collectively have an investment profile similar to that of the FTSE Canada Capped Index, including securities that resemble those included in the FTSE Canada Capped Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings.

The Fund is a "non-diversified" fund, which means it generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

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FRANKLIN FTSE CANADA ETF
FUND SUMMARIES

The Fund may invest in equity futures (including equity index futures) and equity total return swaps to provide additional opportunities to add value and better track the performance of the Fund’s Underlying index, such as to equitize cash and accrued income, simulate investments in the Underlying Index, facilitate trading or minimize transaction costs.

The Fund may enter into foreign currency forward contracts and/or currency futures contracts to provide the Fund with additional opportunities to add value and better track the performance of the Fund’s Underlying Index, such as by facilitating local securities settlements or protecting against currency exposure in connection with distributions to Fund shareholders.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the FTSE Canada Capped Index is concentrated. As of May 31, 2022, the FTSE Canada Capped Index was concentrated in the banking industry.

Principal Risks

You could lose money by investing in the Fund. Exchange-traded fund (ETF) shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (NAV), trading price, yield, total return and ability to meet its investment goal.

Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

The current global outbreak of the novel strain of coronavirus, COVID-19, has resulted in market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, volatility in consumer demand for certain products, defaults and credit ratings downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity across many industries and may heighten other pre-existing political, social and economic risks, locally or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Fund’s performance.

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FRANKLIN FTSE CANADA ETF
FUND SUMMARIES

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Foreign Securities (non-U.S.) Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies – e.g., fluctuations may negatively affect investments denominated in foreign currencies and any income received or expenses paid by the Fund in that foreign currency.

Geographic Focus Because the Fund invests its assets primarily in companies in a specific country and region, the Fund is subject to greater risks of adverse developments in that country, region and/or the surrounding regions than a fund that is more broadly diversified geographically. Political, social or economic disruptions in the country or region, even in countries in which the Fund is not invested, may adversely affect the value of investments held by the Fund.

Investments in Canadian issuers may subject the Fund to economic risk specific to Canada. Among other things, the Canadian economy is heavily dependent on relationships with certain key trading partners, including the United States and China. The Canadian economy is sensitive to fluctuations in certain commodity markets.

Depositary Receipts Depositary receipts are subject to many of the risks of the underlying securities. For some depositary receipts, the custodian or similar financial institution that holds the issuer's shares in a trust account is located in the issuer's home country. In these cases if the issuer’s home country does not have developed financial markets, the Fund could be exposed to the credit risk of the custodian or financial institution and greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services. The Fund may experience delays in receiving its dividend and interest payments or exercising rights as a shareholder. There may be an increased possibility of untimely responses to certain corporate actions of the issuer in an unsponsored depositary receipt program. Accordingly, there may be less information available regarding issuers of securities underlying

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FRANKLIN FTSE CANADA ETF
FUND SUMMARIES

unsponsored programs and there may not be a correlation between this information and the market value of the depositary receipts.

Derivative Instruments The performance of derivative instruments depends largely on the performance of an underlying currency, security, interest rate or index, and such derivatives often have risks similar to the underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund’s initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. Their successful use will usually depend on the investment manager’s ability to accurately forecast movements in the market relating to the underlying instrument. Should a market or markets, or prices of particular classes of investments move in an unexpected manner, especially in unusual or extreme market conditions, the Fund may not realize the anticipated benefits of the transaction, and it may realize losses, which could be significant. If the investment manager is not successful in using such derivative instruments, the Fund’s performance may be worse than if the investment manager did not use such derivatives at all. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security, interest rate, index or other risk being hedged. Derivatives also may present the risk that the other party to the transaction will fail to perform. There is also the risk, especially under extreme market conditions, that a derivative, which usually would operate as a hedge, provides no hedging benefits at all.

Calculation Methodology FTSE Russell relies on various sources of information to assess the criteria of issuers included in the FTSE Canada Capped Index, including information that may be based on assumptions and estimates. Neither the Fund nor the investment manager can offer assurances that FTSE Russell's calculation methodology or sources of information will provide an accurate assessment of included issuers or that the included issuers will provide the Fund with the market exposure it seeks.

Index-Related There is no assurance that the FTSE Canada Capped Index will be determined, composed or calculated accurately. While FTSE Russell provides descriptions of what the FTSE Canada Capped Index is designed to achieve, FTSE Russell does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the FTSE Canada Capped Index will be in line with the described index methodology. Errors in index data, index computations or the construction of the underlying index in accordance with its methodology (including as a result of outdated, unreliable or unavailable market information) may occur and may not be identified and corrected by the index

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FRANKLIN FTSE CANADA ETF
FUND SUMMARIES

provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Gains, losses or costs to the Fund caused by errors in the FTSE Canada Capped Index may therefore be borne by the Fund and its shareholders.

Non-Correlation There is no guarantee that the Fund will achieve a high degree of correlation to the FTSE Canada Capped Index and therefore achieve its investment goal. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the FTSE Canada Capped Index. In addition, the Fund’s NAV may deviate from the FTSE Canada Capped Index if the Fund fair values a portfolio security at a price other than the price used by the FTSE Canada Capped Index for that security. To the extent that the investment manager uses a representative sampling strategy, the Fund may not track the return of the FTSE Canada Capped Index as well as it would have if the Fund held all of the securities in the FTSE Canada Capped Index.

Tracking Error Tracking error is the divergence of the Fund’s performance from that of the FTSE Canada Capped Index. Tracking error may occur because of differences between the securities held in the Fund’s portfolio and those included in the FTSE Canada Capped Index, pricing differences (including differences between a security’s price at the local market close and the Fund’s valuation of a security at the time of calculation of the Fund’s NAV), transaction costs, the Fund’s holding of cash, differences in timing of the accrual of dividends or interest, tax gains or losses, changes to the FTSE Canada Capped Index or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the FTSE Canada Capped Index does not.

Market Trading The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The investment manager cannot predict whether shares will trade above (premium), below (discount) or at NAV.

Concentration To the extent the Fund concentrates in a specific industry, a group of industries, sector or type of investment, the Fund will carry much greater risks of adverse developments and price movements in such industries, sectors or investments than a fund that invests in a wider variety of industries, sectors or

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FRANKLIN FTSE CANADA ETF
FUND SUMMARIES

investments. There is also the risk that the Fund will perform poorly during a slump in demand for securities of companies in such industries or sectors.

The Fund may focus in the banking industry. Companies in the banking industry are subject to certain risks, including the effects of: (1) changes in interest rates on the profitability of banks; (2) the rate of corporate and consumer debt defaults; (3) price competition; (4) governmental limitations on a company’s loans, other financial commitments, product lines and other operations; and (5) ongoing changes in the financial services industry (including consolidations, development of new products and changes to the industry’s regulatory framework).

Non-Diversification Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund's performance and result in greater fluctuation in the value of the Fund’s shares.

Mid Capitalization Companies Securities issued by mid capitalization companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, mid capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Passive Investment Unlike many investment companies, the Fund is not actively managed and the investment manager does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the investment manager would not necessarily buy or sell a security unless that security is added or removed, respectively, from the FTSE Canada Capped Index, even if that security generally is underperforming.

International Closed Market Trading To the extent that the underlying securities held by the Fund trade on an exchange that is closed when the securities exchange on which the Fund shares list and trade is open, there may be market uncertainty about the stale security pricing (i.e., the last quote from its closed foreign market) resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Authorized Participant Concentration Only an authorized participant (Authorized Participant) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation

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FRANKLIN FTSE CANADA ETF
FUND SUMMARIES

Units (as defined below), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

Small Fund When the Fund's size is small, the Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange.

Large Shareholder Certain shareholders, including other funds or accounts advised by the investment manager or an affiliate of the investment manager, may from time to time own a substantial amount of the Fund’s shares. In addition, a third-party investor, the investment manager or an affiliate of the investment manager, an authorized participant, a lead market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Cybersecurity Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager, authorized participants, or index providers (as applicable) and listing exchanges, and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or investment manager. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the Fund, the investment manager and their

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FRANKLIN FTSE CANADA ETF
FUND SUMMARIES

service providers are subject to the risk of cyber incidents occurring from time to time.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of the Fund's underlying index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Annual Total Returns

Best Quarter:	2020, Q2	19.51%
Worst Quarter:	2020, Q1	-26.28%

As of June 30, 2022, the Fund’s year-to-date return was -11.34%.

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FRANKLIN FTSE CANADA ETF
FUND SUMMARIES

Average Annual Total Returns

For periods ended December 31, 2021

	1 Year	Since Inception
Franklin FTSE Canada ETF
Return before taxes	29.10%	10.91%	[1]
Return after taxes on distributions	28.61%	10.26%	[1]
Return after taxes on distributions and sale of Fund shares	17.79%	8.46%	[1]
FTSE Canada Capped Index (index reflects no deduction for fees, expenses or taxes)	28.76%	10.64%	[1]

1.	Since inception November 2, 2017.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Investment Manager

Franklin Advisory Services, LLC (Advisory Services)

Portfolio Managers

Dina Ting, CFA

Senior Vice President of Advisory Services and portfolio manager of the Fund since inception (2017).

Hailey Harris

Vice President of Advisory Services and portfolio manager of the Fund since 2019.

Joe Diederich

Vice President of Advisory Services and portfolio manager of the Fund since August 2022.

Basit Amin, CFA

Vice President of Advisory Services and portfolio manager of the Fund since August 2022.

Purchase and Sale of Fund Shares

The Fund is an ETF. Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund issues or redeems shares that have been aggregated into blocks of 50,000 shares or multiples thereof (Creation Units) to Authorized

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FRANKLIN FTSE CANADA ETF
FUND SUMMARIES

Participants who have entered into agreements with the Fund’s distributor, Franklin Distributors, LLC. The Fund will generally issue or redeem Creation Units in exchange for a basket of securities (and an amount of cash) that the Fund specifies each day.

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the "bid-ask spread"). Recent information, including information on the Fund's NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund's website at https://www.franklintempleton.com/ investor/investments-and-solutions/investment-options/etfs/.

Taxes

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions would generally be taxed when withdrawn from the tax-advantaged account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the investment manager or other related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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FUND SUMMARIES

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FUND SUMMARIES

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FUND SUMMARIES

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Franklin Distributors, LLC One Franklin Parkway San Mateo, CA 94403-1906 franklintempleton.com Franklin FTSE Canada ETF

Investment Company Act file #811-23124 © 2022 Franklin Templeton. All rights reserved. 10% Total Recycled Fiber 00202197	FLCA PSUM 09/22

SUMMARY PROSPECTUS

FRANKLIN FTSE SOUTH AFRICA ETF

Franklin Templeton ETF Trust
August 1, 2022 as amended September 8, 2022

Ticker:	Exchange:
FLZA	NYSE Arca, Inc.

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, statement of additional information, reports to shareholders and other information about the Fund online at www.franklintempleton.com/prospectus. You can also get this information at no cost by calling (800) DIAL BEN/342-5236 or by sending an e-mail request to prospectus@franklintempleton.com. The Fund’s prospectus and statement of additional information, both dated August 1, 2022, as may be supplemented, are all incorporated by reference into this Summary Prospectus.

FRANKLIN FTSE SOUTH AFRICA ETF
FUND SUMMARIES

Investment Goal

To seek to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE/JSE South Africa RIC Capped Index (the FTSE/JSE South Africa Capped Index).

Fees and Expenses of the Fund

The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. You may also incur other fees, such as usual and customary brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example that follows.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.19%
Distribution and service (12b-1) fees	None
Other expenses	None
Total annual Fund operating expenses	0.19%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$19	$61	$107	$243

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 13.19% of the average value of its portfolio.

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FRANKLIN FTSE SOUTH AFRICA ETF
FUND SUMMARIES

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE/JSE South Africa Capped Index and in depositary receipts representing such securities. The FTSE/JSE South Africa Capped Index is a free float-adjusted market capitalization weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the FTSE/JSE South Africa Capped Index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the FTSE/JSE South Africa Capped Index’s weight. The FTSE/JSE South Africa Capped Index is based on the FTSE South Africa Index and is designed to measure the performance of South African large- and mid-capitalization stocks. FTSE Russell determines eligible securities for the FTSE/JSE South Africa Capped Index based on measures such as the company’s place of incorporation, listing country, investor protection regulations present in the country of incorporation, tax domicile, location of headquarters/factors of production and currency of denomination. As of May 31, 2022, the FTSE/JSE South Africa Capped Index was comprised of 61 securities with capitalizations ranging from $504 million to $45.94 billion.

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE/JSE South Africa Capped Index. The Fund may use either a replication strategy or representative sampling strategy. Under a replication strategy, the Fund will replicate the component securities of the FTSE/JSE South Africa Capped Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the FTSE/JSE South Africa Capped Index). However, under various circumstances, it may not be possible or practicable to replicate the FTSE/JSE South Africa Capped Index. In these circumstances, the Fund may use a “representative sampling” strategy whereby the Fund would invest in what it believes to be a representative sample of the component securities of the FTSE/JSE South Africa Capped Index, but may not track the FTSE/JSE South Africa Capped Index with the same degree of accuracy as would an investment vehicle replicating the entire FTSE/JSE South Africa Capped Index. Under the representative sampling technique, the investment manager will select securities that collectively have an investment profile similar to that of the FTSE/JSE South Africa Capped Index, including securities that resemble those included in the FTSE/JSE South Africa Capped Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings.

The Fund is a "non-diversified" fund, which means it generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

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FRANKLIN FTSE SOUTH AFRICA ETF
FUND SUMMARIES

The Fund may invest in equity futures (including equity index futures) and equity total return swaps to provide additional opportunities to add value and better track the performance of the Fund’s Underlying index, such as to equitize cash and accrued income, simulate investments in the Underlying Index, facilitate trading or minimize transaction costs.

The Fund may enter into foreign currency forward contracts and/or currency futures contracts to provide the Fund with additional opportunities to add value and better track the performance of the Fund’s Underlying Index, such as by facilitating local securities settlements or protecting against currency exposure in connection with distributions to Fund shareholders.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the FTSE /JSE South Africa Capped Index is concentrated. As of May 31, 2022, the FTSE/JSE South Africa Capped Index was concentrated in the financials sector.

Principal Risks

You could lose money by investing in the Fund. Exchange-traded fund (ETF) shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (NAV), trading price, yield, total return and ability to meet its investment goal.

Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

The current global outbreak of the novel strain of coronavirus, COVID-19, has resulted in market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, volatility in consumer demand for certain products, defaults and credit ratings downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity across many industries and may heighten other pre-existing political, social and economic risks, locally or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Fund’s performance.

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FUND SUMMARIES

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Foreign Securities (non-U.S.) Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies – e.g., fluctuations may negatively affect investments denominated in foreign currencies and any income received or expenses paid by the Fund in that foreign currency. The risks of foreign investments may be greater in developing or emerging market countries.

Emerging Market Countries The Fund’s investments in emerging market issuers are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation.

Geographic Focus Because the Fund invests its assets primarily in companies in a specific country and region, the Fund is subject to greater risks of adverse developments in that country, region and/or the surrounding regions than a fund that is more broadly diversified geographically. Political, social or economic disruptions in the country or region, even in countries in which the Fund is not invested, may adversely affect the value of investments held by the Fund.

Investments in securities of South African issuers involve risks that are specific to South Africa, including certain legal, regulatory, political, currency and economic risks. South Africa’s economy is heavily dependent on its agriculture and mining sectors, and, thus, susceptible to fluctuations in the commodity markets. In recent years, an unstable electricity supply in South Africa has stifled economic growth, which may adversely affect the value of the Fund’s investments. In addition, the securities markets in Africa are underdeveloped and are often considered to be less correlated to global economic cycles than markets located in more developed economies, countries or geographic regions. For example, securities markets in

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FUND SUMMARIES

African countries are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations, uncertainty regarding the existence of trading markets, governmental control and heavy regulation of labor and industry. Moreover, trading on African securities markets may be suspended altogether. South Africa is located in a part of the world that has historically been prone to natural disasters, such as droughts, and is economically sensitive to environmental events. Any such event may adversely impact South Africa’s economy or business operations of companies in South Africa, causing an adverse impact on the value of the Fund.

Depositary Receipts Depositary receipts are subject to many of the risks of the underlying securities. For some depositary receipts, the custodian or similar financial institution that holds the issuer's shares in a trust account is located in the issuer's home country. In these cases if the issuer’s home country does not have developed financial markets, the Fund could be exposed to the credit risk of the custodian or financial institution and greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services. The Fund may experience delays in receiving its dividend and interest payments or exercising rights as a shareholder. There may be an increased possibility of untimely responses to certain corporate actions of the issuer in an unsponsored depositary receipt program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between this information and the market value of the depositary receipts.

Derivative Instruments The performance of derivative instruments depends largely on the performance of an underlying currency, security, interest rate or index, and such derivatives often have risks similar to the underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund’s initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. Their successful use will usually depend on the investment manager’s ability to accurately forecast movements in the market relating to the underlying instrument. Should a market or markets, or prices of particular classes of investments move in an unexpected manner, especially in unusual or extreme market conditions, the Fund may not realize the anticipated benefits of the transaction, and it may realize losses, which could be significant. If the investment manager is not successful in using such derivative instruments, the Fund’s performance may be worse than if the investment manager did not use such derivatives at all. When a derivative is used for hedging, the change in value of the

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FUND SUMMARIES

derivative may also not correlate specifically with the currency, security, interest rate, index or other risk being hedged. Derivatives also may present the risk that the other party to the transaction will fail to perform. There is also the risk, especially under extreme market conditions, that a derivative, which usually would operate as a hedge, provides no hedging benefits at all.

Calculation Methodology FTSE Russell relies on various sources of information to assess the criteria of issuers included in the FTSE/JSE South Africa Capped Index, including information that may be based on assumptions and estimates. Neither the Fund nor the investment manager can offer assurances that FTSE Russell's calculation methodology or sources of information will provide an accurate assessment of included issuers or that the included issuers will provide the Fund with the market exposure it seeks.

Index-Related There is no assurance that the FTSE/JSE South Africa Capped Index will be determined, composed or calculated accurately. While FTSE Russell provides descriptions of what the FTSE/JSE South Africa Capped Index is designed to achieve, FTSE Russell does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the FTSE/JSE South Africa Capped Index will be in line with the described index methodology. Errors in index data, index computations or the construction of the underlying index in accordance with its methodology (including as a result of outdated, unreliable or unavailable market information) may occur and may not be identified and corrected by the index provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Gains, losses or costs to the Fund caused by errors in the FTSE/JSE South Africa Capped Index may therefore be borne by the Fund and its shareholders.

Non-Correlation There is no guarantee that the Fund will achieve a high degree of correlation to the FTSE/JSE South Africa Capped Index and therefore achieve its investment goal. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the FTSE/JSE South Africa Capped Index. In addition, the Fund’s NAV may deviate from the FTSE/JSE South Africa Capped Index if the Fund fair values a portfolio security at a price other than the price used by the FTSE/JSE South Africa Capped Index for that security. To the extent that the investment manager uses a representative sampling strategy, the Fund may not track the return of the FTSE/JSE South Africa Capped Index as well as it would have if the Fund held all of the securities in the FTSE/JSE South Africa Capped Index.

Tracking Error Tracking error is the divergence of the Fund’s performance from that of the FTSE/JSE South Africa Capped Index. Tracking error may occur because of differences between the securities held in the Fund’s portfolio and those included in the FTSE/JSE South Africa Capped Index, pricing differences (including differences between a security’s price at the local market close and the

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FUND SUMMARIES

Fund’s valuation of a security at the time of calculation of the Fund’s NAV), transaction costs, the Fund’s holding of cash, differences in timing of the accrual of dividends or interest, tax gains or losses, changes to the FTSE/JSE South Africa Capped Index or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the FTSE/JSE South Africa Capped Index does not.

Market Trading The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The investment manager cannot predict whether shares will trade above (premium), below (discount) or at NAV.

Concentration To the extent the Fund concentrates in a specific industry, a group of industries, sector or type of investment, the Fund will carry much greater risks of adverse developments and price movements in such industries, sectors or investments than a fund that invests in a wider variety of industries, sectors or investments. There is also the risk that the Fund will perform poorly during a slump in demand for securities of companies in such industries or sectors.

The Fund may focus in the financial services sector. Financial services companies are subject to extensive government regulation that may affect their profitability in many ways, including by limiting the amount and types of loans and other commitments they can make, and the interest rates and fees they can charge. A financial services company's profitability, and therefore its stock prices, is especially sensitive to interest rate changes as well as the ability of borrowers to repay their loans. Changing regulations, continuing consolidations, and development of new products and structures all are likely to have a significant impact on financial services companies.

Non-Diversification Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund's performance and result in greater fluctuation in the value of the Fund’s shares.

Mid Capitalization Companies Securities issued by mid capitalization companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed

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FUND SUMMARIES

product lines and markets. In addition, mid capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Passive Investment Unlike many investment companies, the Fund is not actively managed and the investment manager does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the investment manager would not necessarily buy or sell a security unless that security is added or removed, respectively, from the FTSE/JSE South Africa Capped Index, even if that security generally is underperforming.

International Closed Market Trading To the extent that the underlying securities held by the Fund trade on an exchange that is closed when the securities exchange on which the Fund shares list and trade is open, there may be market uncertainty about the stale security pricing (i.e., the last quote from its closed foreign market) resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Authorized Participant Concentration Only an authorized participant (Authorized Participant) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined below), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

Small Fund When the Fund's size is small, the Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange.

Large Shareholder Certain shareholders, including other funds or accounts advised by the investment manager or an affiliate of the investment manager, may from time to time own a substantial amount of the Fund’s shares. In addition, a third-party investor, the investment manager or an affiliate of the investment manager, an authorized participant, a lead market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large

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percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Cybersecurity Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager, authorized participants, or index providers (as applicable) and listing exchanges, and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or investment manager. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the Fund, the investment manager and their service providers are subject to the risk of cyber incidents occurring from time to time.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of the Fund's underlying index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

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FUND SUMMARIES

Annual Total Returns

Best Quarter:	2020, Q2	27.00%
Worst Quarter:	2020, Q1	-42.44%

As of June 30, 2022, the Fund’s year-to-date return was -7.83%.

Average Annual Total Returns

For periods ended December 31, 2021

	1 Year	Since Inception
Franklin FTSE South Africa ETF
Return before taxes	9.04%	6.26%	[1]
Return after taxes on distributions	8.60%	4.60%	[1]
Return after taxes on distributions and sale of Fund shares	6.18%	4.44%	[1]
FTSE/JSE South Africa Capped Index (index reflects no deduction for fees, expenses or taxes)	9.17%	6.39%	[1]

1.	Since inception October 10, 2018.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Investment Manager

Franklin Advisory Services, LLC (Advisory Services)

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FUND SUMMARIES

Portfolio Managers

Dina Ting, CFA

Senior Vice President of Advisory Services and portfolio manager of the Fund since inception (2018).

Hailey Harris

Vice President of Advisory Services and portfolio manager of the Fund since 2019.

Joe Diederich

Vice President of Advisory Services and portfolio manager of the Fund since August 2022.

Basit Amin, CFA

Vice President of Advisory Services and portfolio manager of the Fund since August 2022.

Purchase and Sale of Fund Shares

The Fund is an ETF. Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund issues or redeems shares that have been aggregated into blocks of 50,000 shares or multiples thereof (Creation Units) to Authorized Participants who have entered into agreements with the Fund’s distributor, Franklin Distributors, LLC. The Fund will generally issue or redeem Creation Units in exchange for a basket of securities (and an amount of cash) that the Fund specifies each day.

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the "bid-ask spread"). Recent information, including information on the Fund's NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund's website at https://www.franklintempleton.com/ investor/investments-and-solutions/investment-options/etfs/.

Taxes

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions would generally be taxed when withdrawn from the tax-advantaged account.

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Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the investment manager or other related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Franklin Distributors, LLC One Franklin Parkway San Mateo, CA 94403-1906 franklintempleton.com Franklin FTSE South Africa ETF

Investment Company Act file #811-23124 © 2022 Franklin Templeton. All rights reserved. 10% Total Recycled Fiber 00215063	FLZA PSUM 09/22

SUMMARY PROSPECTUS

FRANKLIN FTSE CHINA ETF

Franklin Templeton ETF Trust
August 1, 2022 as amended September 8, 2022

Ticker:	Exchange:
FLCH	NYSE Arca, Inc.

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, statement of additional information, reports to shareholders and other information about the Fund online at www.franklintempleton.com/prospectus. You can also get this information at no cost by calling (800) DIAL BEN/342-5236 or by sending an e-mail request to prospectus@franklintempleton.com. The Fund’s prospectus and statement of additional information, both dated August 1, 2022, as may be supplemented, are all incorporated by reference into this Summary Prospectus.

FRANKLIN FTSE CHINA ETF
FUND SUMMARIES

Investment Goal

To seek to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE China RIC Capped Index (the FTSE China Capped Index).

Fees and Expenses of the Fund

The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. You may also incur other fees, such as usual and customary brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example that follows.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.19%
Distribution and service (12b-1) fees	None
Other expenses	None
Total annual Fund operating expenses	0.19%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$19	$61	$107	$243

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 12.78% of the average value of its portfolio.

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Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE China Capped Index and in depositary receipts representing such securities. The FTSE China Capped Index is a free float-adjusted market capitalization weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the FTSE China Capped Index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the FTSE China Capped Index’s weight. The FTSE China Capped Index is based on the FTSE China Index and is designed to measure the performance of Chinese large- and mid-capitalization stocks, as represented by H-Shares (securities of companies incorporated in the People’s Republic of China (PRC) that are denominated in Hong Kong dollars and listed on the Hong Kong Exchange), B-Shares (securities of companies incorporated in the PRC that are denominated in U.S. dollars or Hong Kong dollars and listed for foreign investment on either the Shanghai or Shenzhen stock exchanges) and A-Shares (securities of companies incorporated in the PRC that are denominated in Chinese renminbi and listed on either the Shanghai or Shenzhen stock exchanges). The FTSE China Capped Index also includes certain securities listed outside of the PRC known as N-Shares (issued by companies incorporated in certain foreign jurisdictions, which are controlled, directly or indirectly, by entities, companies or individuals in the PRC, derive substantial revenues or allocate substantial assets in the PRC and are listed on the New York Stock Exchange, NASDAQ or the NYSE MKT), Red-Chips (issued by companies incorporated in certain foreign jurisdictions, which are controlled, directly or indirectly, by entities owned by the national government or local governments in the PRC, derive substantial revenues or allocate substantial assets in the PRC and are listed on the Hong Kong Exchange), P-Chips (issued by companies incorporated in certain foreign jurisdictions, which are controlled, directly or indirectly, by individuals in the PRC, derive substantial revenues or allocate substantial assets in the PRC and are listed on the Hong Kong Exchange) and S-Chips (issued by companies incorporated in certain foreign jurisdictions, which are controlled, directly or indirectly, by entities, companies or individuals in the PRC, derive substantial revenues or allocate substantial assets in the PRC and are listed on the Singapore Exchange). FTSE Russell determines eligible securities for the FTSE China Capped Index based on measures such as the company’s place of incorporation, listing country, investor protection regulations present in the country of incorporation, tax domicile, location of headquarters/factors of production and currency of denomination. As of May 31, 2022, the FTSE China Capped Index was comprised of 1,054 securities with capitalizations ranging from $219 million to $438.27 billion.

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FUND SUMMARIES

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE China Capped Index. The Fund may use either a replication strategy or representative sampling strategy. Under a replication strategy, the Fund will replicate the component securities of the FTSE China Capped Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the FTSE China Capped Index). However, it may not be possible or practicable to replicate the FTSE China Capped Index. In these circumstances, the Fund may use a representative sampling strategy whereby the Fund will invest in what it believes to be a representative sample of the component securities of the FTSE China Capped Index, but may not track the FTSE China Capped Index with the same degree of accuracy as would an investment vehicle replicating the entire FTSE China Capped Index. Under the representative sampling technique, the investment manager will select securities that collectively have an investment profile similar to that of the FTSE China Capped Index, including securities that resemble those included in the FTSE China Capped Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund invests in eligible China A-Shares listed and traded on the Shanghai stock exchange through the Shanghai – Hong Kong Stock Connect program and in eligible China A-Shares listed and traded on the Shenzhen stock exchange through the Shenzhen – Hong Kong Stock Connect program (both programs collectively referred to as “Stock Connect”). The Fund may also invest in China A-Shares acquired through any other means permitted by applicable law or regulation.

The Fund is a "non-diversified" fund, which means it generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

The Fund may invest in equity futures (including equity index futures) and equity total return swaps to provide additional opportunities to add value and better track the performance of the Fund’s Underlying index, such as to equitize cash and accrued income, simulate investments in the Underlying Index, facilitate trading or minimize transaction costs.

The Fund may enter into foreign currency forward contracts and/or currency futures contracts to provide the Fund with additional opportunities to add value and better track the performance of the Fund’s Underlying Index, such as by facilitating local securities settlements or protecting against currency exposure in connection with distributions to Fund shareholders.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the FTSE China Capped Index is concentrated. As of May 31, 2022, the FTSE China Capped Index was concentrated in the consumer discretionary sector.

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Principal Risks

You could lose money by investing in the Fund. Exchange-traded fund (ETF) shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (NAV), trading price, yield, total return and ability to meet its investment goal.

Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

The current global outbreak of the novel strain of coronavirus, COVID-19, has resulted in market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, volatility in consumer demand for certain products, defaults and credit ratings downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity across many industries and may heighten other pre-existing political, social and economic risks, locally or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Fund’s performance.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Foreign Securities (non-U.S.) Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies – e.g., fluctuations may negatively affect investments denominated in

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foreign currencies and any income received or expenses paid by the Fund in that foreign currency. The risks of foreign investments may be greater in developing or emerging market countries.

Emerging Market Countries The Fund’s investments in emerging market issuers are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation.

Geographic Focus Because the Fund invests its assets primarily in companies in a specific country and region, the Fund is subject to greater risks of adverse developments in that country, region and/or the surrounding regions than a fund that is more broadly diversified geographically. Political, social or economic disruptions in the country or region, even in countries in which the Fund is not invested, may adversely affect the value of investments held by the Fund.

There are special risks associated with investments in China, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization and exchange control regulations (including currency blockage). Inflation and rapid fluctuations in inflation and interest rates have had, and may continue to have, negative effects on the economy and securities markets of China. China is deemed by the investment manager to be an emerging markets country, which means an investment in this country has more heightened risks than general foreign investing due to a lack of established legal, political, business and social frameworks and accounting standards or auditor oversight in the country to support securities markets as well as the possibility for more widespread corruption and fraud. In addition, the standards for environmental, social and corporate governance matters in China also tend to be lower than such standards in more developed economies. Also, certain securities issued by companies located or operating in China, such as China A-Shares, are subject to trading restrictions, quota limitations, and clearing and settlement risks. In addition, there may be significant obstacles to obtaining information necessary for investigations into or litigation against companies located in or operating in China and shareholders may have limited legal remedies. The Fund is not actively managed and does not select investments based on investor protection considerations.

Trade disputes and the imposition of tariffs on goods and services can affect the Chinese economy, particularly in light of China’s large export sector, as well as the global economy. Trade disputes can result in increased costs of production and reduced profitability for non-export-dependent companies that rely on imports to the extent China engages in retaliatory tariffs. Trade disputes may also lead to increased currency exchange rate volatility.

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FUND SUMMARIES

Certain investments in Chinese companies may be made through a special structure known as a VIE. In a VIE structure, foreign investors, such as the Fund, will only own stock in a shell company rather than directly in the VIE, which must be owned by Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the Fund’s returns and net asset value.

Depositary Receipts Depositary receipts are subject to many of the risks of the underlying securities. For some depositary receipts, the custodian or similar financial institution that holds the issuer's shares in a trust account is located in the issuer's home country. In these cases if the issuer’s home country does not have developed financial markets, the Fund could be exposed to the credit risk of the custodian or financial institution and greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services. The Fund may experience delays in receiving its dividend and interest payments or exercising rights as a shareholder. There may be an increased possibility of untimely responses to certain corporate actions of the issuer in an unsponsored depositary receipt program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between this information and the market value of the depositary receipts.

Derivative Instruments The performance of derivative instruments depends largely on the performance of an underlying currency, security, interest rate or index, and such derivatives often have risks similar to the underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund’s initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative, and imperfect correlation between the value of the

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FUND SUMMARIES

derivative and the underlying instrument so that the Fund may not realize the intended benefits. Their successful use will usually depend on the investment manager’s ability to accurately forecast movements in the market relating to the underlying instrument. Should a market or markets, or prices of particular classes of investments move in an unexpected manner, especially in unusual or extreme market conditions, the Fund may not realize the anticipated benefits of the transaction, and it may realize losses, which could be significant. If the investment manager is not successful in using such derivative instruments, the Fund’s performance may be worse than if the investment manager did not use such derivatives at all. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security, interest rate, index or other risk being hedged. Derivatives also may present the risk that the other party to the transaction will fail to perform. There is also the risk, especially under extreme market conditions, that a derivative, which usually would operate as a hedge, provides no hedging benefits at all.

Calculation Methodology FTSE Russell relies on various sources of information to assess the criteria of issuers included in the FTSE China Capped Index, including information that may be based on assumptions and estimates. Neither the Fund nor the investment manager can offer assurances that FTSE Russell's calculation methodology or sources of information will provide an accurate assessment of included issuers or that the included issuers will provide the Fund with the market exposure it seeks.

Index-Related There is no assurance that the FTSE China Capped Index will be determined, composed or calculated accurately. While FTSE Russell provides descriptions of what the FTSE China Capped Index is designed to achieve, FTSE Russell does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the FTSE China Capped Index will be in line with the described index methodology. Errors in index data, index computations or the construction of the underlying index in accordance with its methodology (including as a result of outdated, unreliable or unavailable market information) may occur and may not be identified and corrected by the index provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Gains, losses or costs to the Fund caused by errors in the FTSE China Capped Index may therefore be borne by the Fund and its shareholders.

Non-Correlation There is no guarantee that the Fund will achieve a high degree of correlation to the FTSE China Capped Index and therefore achieve its investment goal. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the FTSE China Capped Index. In addition, the Fund’s NAV may deviate from the FTSE China Capped Index if the Fund fair values a portfolio

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security at a price other than the price used by the FTSE China Capped Index for that security. To the extent that the investment manager uses a representative sampling strategy, the Fund may not track the return of the FTSE China Capped Index as well as it would have if the Fund held all of the securities in the FTSE China Capped Index.

Tracking Error Tracking error is the divergence of the Fund’s performance from that of the FTSE China Capped Index. Tracking error may occur because of differences between the securities held in the Fund’s portfolio and those included in the FTSE China Capped Index, pricing differences (including differences between a security’s price at the local market close and the Fund’s valuation of a security at the time of calculation of the Fund’s NAV), transaction costs, the Fund’s holding of cash, differences in timing of the accrual of dividends or interest, tax gains or losses, changes to the FTSE China Capped Index or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the FTSE China Capped Index does not.

Market Trading The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The investment manager cannot predict whether shares will trade above (premium), below (discount) or at NAV.

Concentration To the extent the Fund concentrates in a specific industry, a group of industries, sector or type of investment, the Fund will carry much greater risks of adverse developments and price movements in such industries, sectors or investments than a fund that invests in a wider variety of industries, sectors or investments. There is also the risk that the Fund will perform poorly during a slump in demand for securities of companies in such industries or sectors.

The Fund may focus in the consumer discretionary sector. Companies in the consumer discretionary sector could be affected by, among other things, overall economic conditions, interest rates, consumer confidence, and disposable income.

Non-Diversification Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund's performance and result in greater fluctuation in the value of the Fund’s shares.

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FUND SUMMARIES

Mid Capitalization Companies Securities issued by mid capitalization companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, mid capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Passive Investment Unlike many investment companies, the Fund is not actively managed and the investment manager does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the investment manager would not necessarily buy or sell a security unless that security is added or removed, respectively, from the FTSE China Capped Index, even if that security generally is underperforming.

International Closed Market Trading To the extent that the underlying securities held by the Fund trade on an exchange that is closed when the securities exchange on which the Fund shares list and trade is open, there may be market uncertainty about the stale security pricing (i.e., the last quote from its closed foreign market) resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Authorized Participant Concentration Only an authorized participant (Authorized Participant) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined below), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

Cash Transactions Unlike certain ETFs, the Fund expects to generally effect its creations and redemptions partially for cash, rather than for in-kind securities. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in Fund shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

Small Fund When the Fund's size is small, the Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange.

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FUND SUMMARIES

Large Shareholder Certain shareholders, including other funds or accounts advised by the investment manager or an affiliate of the investment manager, may from time to time own a substantial amount of the Fund’s shares. In addition, a third-party investor, the investment manager or an affiliate of the investment manager, an authorized participant, a lead market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Cybersecurity Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager, authorized participants, or index providers (as applicable) and listing exchanges, and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or investment manager. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the Fund, the investment manager and their service providers are subject to the risk of cyber incidents occurring from time to time.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to

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FUND SUMMARIES

year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of the Fund's underlying index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Annual Total Returns

Best Quarter:	2019, Q1	17.12%
Worst Quarter:	2021, Q3	-17.55%

As of June 30, 2022, the Fund’s year-to-date return was -11.36%.

Average Annual Total Returns

For periods ended December 31, 2021

	1 Year	Since Inception
Franklin FTSE China ETF
Return before taxes	-21.04%	1.42%	[1]
Return after taxes on distributions	-21.30%	0.94%	[1]
Return after taxes on distributions and sale of Fund shares	-12.24%	0.97%	[1]
FTSE China Capped Index (index reflects no deduction for fees, expenses or taxes)	-21.03%	1.62%	[1]

1.	Since inception November 2, 2017.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund

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FUND SUMMARIES

shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Investment Manager

Franklin Advisory Services, LLC (Advisory Services)

Portfolio Managers

Dina Ting, CFA

Senior Vice President of Advisory Services and portfolio manager of the Fund since inception (2017).

Hailey Harris

Vice President of Advisory Services and portfolio manager of the Fund since 2019.

Joe Diederich

Vice President of Advisory Services and portfolio manager of the Fund since August 2022.

Basit Amin, CFA

Vice President of Advisory Services and portfolio manager of the Fund since August 2022.

Purchase and Sale of Fund Shares

The Fund is an ETF. Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund issues or redeems shares that have been aggregated into blocks of 200,000 shares or multiples thereof (Creation Units) to Authorized Participants who have entered into agreements with the Fund’s distributor, Franklin Distributors, LLC. The Fund will generally issue or redeem Creation Units in exchange for a basket of securities (and an amount of cash) that the Fund specifies each day.

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the "bid-ask spread"). Recent information, including information on the Fund's NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund's website at https://www.franklintempleton.com/ investor/investments-and-solutions/investment-options/etfs/.

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Taxes

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions would generally be taxed when withdrawn from the tax-advantaged account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the investment manager or other related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Franklin Distributors, LLC One Franklin Parkway San Mateo, CA 94403-1906 franklintempleton.com Franklin FTSE China ETF

Investment Company Act file #811-23124 © 2022 Franklin Templeton. All rights reserved. 10% Total Recycled Fiber 00202198	FLCH PSUM 09/22

SUMMARY PROSPECTUS

FRANKLIN FTSE SOUTH KOREA ETF

Franklin Templeton ETF Trust
August 1, 2022 as amended September 8, 2022

Ticker:	Exchange:
FLKR	NYSE Arca, Inc.

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, statement of additional information, reports to shareholders and other information about the Fund online at www.franklintempleton.com/prospectus. You can also get this information at no cost by calling (800) DIAL BEN/342-5236 or by sending an e-mail request to prospectus@franklintempleton.com. The Fund’s prospectus and statement of additional information, both dated August 1, 2022, as may be supplemented, are all incorporated by reference into this Summary Prospectus.

FRANKLIN FTSE SOUTH KOREA ETF
FUND SUMMARIES

Investment Goal

To seek to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE South Korea RIC Capped Index (the FTSE South Korea Capped Index).

Fees and Expenses of the Fund

The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. You may also incur other fees, such as usual and customary brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example that follows.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.09%
Distribution and service (12b-1) fees	None
Other expenses	None
Total annual Fund operating expenses	0.09%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$9	$29	$51	$115

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 27.38% of the average value of its portfolio.

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Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE South Korea Capped Index and in depositary receipts representing such securities. The FTSE South Korea Capped Index is a free float-adjusted market capitalization weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the FTSE South Korea Capped Index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the FTSE South Korea Capped Index’s weight. The FTSE South Korea Capped Index is based on the FTSE South Korea Index and is designed to measure the performance of South Korean large- and mid-capitalization stocks. FTSE Russell determines eligible securities for the FTSE South Korea Capped Index based on measures such as the company’s place of incorporation, listing country, investor protection regulations present in the country of incorporation, tax domicile, location of headquarters/factors of production and currency of denomination. As of May 31, 2022, the FTSE South Korea Capped Index was comprised of 161 securities with capitalizations ranging from $281 million to $370.05 billion.

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE South Korea Capped Index. The Fund may use either a replication strategy or representative sampling strategy. Under a replication strategy, the Fund will replicate the component securities of the FTSE South Korea Capped Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the FTSE South Korea Capped Index). However, under various circumstances, it may not be possible or practicable to replicate the FTSE South Korea Capped Index. In these circumstances, the Fund may use a “representative sampling” strategy whereby the Fund would invest in what it believes to be a representative sample of the component securities of the FTSE South Korea Capped Index, but may not track the FTSE South Korea Capped Index with the same degree of accuracy as would an investment vehicle replicating the entire FTSE South Korea Capped Index. Under the representative sampling technique, the investment manager will select securities that collectively have an investment profile similar to that of the FTSE South Korea Capped Index, including securities that resemble those included in the FTSE South Korea Capped Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings.

The Fund is a "non-diversified" fund, which means it generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

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FUND SUMMARIES

The Fund may invest in equity futures (including equity index futures) and equity total return swaps to provide additional opportunities to add value and better track the performance of the Fund’s Underlying index, such as to equitize cash and accrued income, simulate investments in the Underlying Index, facilitate trading or minimize transaction costs.

The Fund may enter into foreign currency forward contracts and/or currency futures contracts to provide the Fund with additional opportunities to add value and better track the performance of the Fund’s Underlying Index, such as by facilitating local securities settlements or protecting against currency exposure in connection with distributions to Fund shareholders.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the FTSE South Korea Capped Index is concentrated. As of May 31, 2022, the FTSE South Korea Capped Index was concentrated in the technology sector.

Principal Risks

You could lose money by investing in the Fund. Exchange-traded fund (ETF) shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (NAV), trading price, yield, total return and ability to meet its investment goal.

Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

The current global outbreak of the novel strain of coronavirus, COVID-19, has resulted in market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, volatility in consumer demand for certain products, defaults and credit ratings downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity across many industries and may heighten other pre-existing political, social and economic risks, locally or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Fund’s performance.

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Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Foreign Securities (non-U.S.) Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies – e.g., fluctuations may negatively affect investments denominated in foreign currencies and any income received or expenses paid by the Fund in that foreign currency.

Geographic Focus Because the Fund invests its assets primarily in companies in a specific country and region, the Fund is subject to greater risks of adverse developments in that country, region and/or the surrounding regions than a fund that is more broadly diversified geographically. Political, social or economic disruptions in the country or region, even in countries in which the Fund is not invested, may adversely affect the value of investments held by the Fund.

Investments in South Korean issuers may subject the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to South Korea. In addition, economic and political developments of South Korea’s neighbors or potential hostilities with North Korea may have an adverse effect on the South Korean economy.

Depositary Receipts Depositary receipts are subject to many of the risks of the underlying securities. For some depositary receipts, the custodian or similar financial institution that holds the issuer's shares in a trust account is located in the issuer's home country. In these cases if the issuer’s home country does not have developed financial markets, the Fund could be exposed to the credit risk of the custodian or financial institution and greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services. The Fund may experience delays in receiving its dividend and interest payments or exercising rights as a shareholder. There may be an increased possibility of untimely responses to certain corporate actions of the issuer in an unsponsored depositary receipt program. Accordingly, there may be less information available regarding issuers of securities underlying

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unsponsored programs and there may not be a correlation between this information and the market value of the depositary receipts.

Derivative Instruments The performance of derivative instruments depends largely on the performance of an underlying currency, security, interest rate or index, and such derivatives often have risks similar to the underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund’s initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. Their successful use will usually depend on the investment manager’s ability to accurately forecast movements in the market relating to the underlying instrument. Should a market or markets, or prices of particular classes of investments move in an unexpected manner, especially in unusual or extreme market conditions, the Fund may not realize the anticipated benefits of the transaction, and it may realize losses, which could be significant. If the investment manager is not successful in using such derivative instruments, the Fund’s performance may be worse than if the investment manager did not use such derivatives at all. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security, interest rate, index or other risk being hedged. Derivatives also may present the risk that the other party to the transaction will fail to perform. There is also the risk, especially under extreme market conditions, that a derivative, which usually would operate as a hedge, provides no hedging benefits at all.

Calculation Methodology FTSE Russell relies on various sources of information to assess the criteria of issuers included in the FTSE South Korea Capped Index, including information that may be based on assumptions and estimates. Neither the Fund nor the investment manager can offer assurances that FTSE Russell's calculation methodology or sources of information will provide an accurate assessment of included issuers or that the included issuers will provide the Fund with the market exposure it seeks.

Index-Related There is no assurance that the FTSE South Korea Capped Index will be determined, composed or calculated accurately. While FTSE Russell provides descriptions of what the FTSE South Korea Capped Index is designed to achieve, FTSE Russell does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the FTSE South Korea Capped Index will be in line with the described index methodology. Errors in index data, index computations or the construction of the underlying index in accordance with its methodology (including as a result of outdated, unreliable or unavailable market information) may occur and may not be identified and corrected by the

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FUND SUMMARIES

index provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Gains, losses or costs to the Fund caused by errors in the FTSE South Korea Capped Index may therefore be borne by the Fund and its shareholders.

Non-Correlation There is no guarantee that the Fund will achieve a high degree of correlation to the FTSE South Korea Capped Index and therefore achieve its investment goal. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the FTSE South Korea Capped Index. In addition, the Fund’s NAV may deviate from the FTSE South Korea Capped Index if the Fund fair values a portfolio security at a price other than the price used by the FTSE South Korea Capped Index for that security. To the extent that the investment manager uses a representative sampling strategy, the Fund may not track the return of the FTSE South Korea Capped Index as well as it would have if the Fund held all of the securities in the FTSE South Korea Capped Index.

Tracking Error Tracking error is the divergence of the Fund’s performance from that of the FTSE South Korea Capped Index. Tracking error may occur because of differences between the securities held in the Fund’s portfolio and those included in the FTSE South Korea Capped Index, pricing differences (including differences between a security’s price at the local market close and the Fund’s valuation of a security at the time of calculation of the Fund’s NAV), transaction costs, the Fund’s holding of cash, differences in timing of the accrual of dividends or interest, tax gains or losses, changes to the FTSE South Korea Capped Index or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the FTSE South Korea Capped Index does not.

Market Trading The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The investment manager cannot predict whether shares will trade above (premium), below (discount) or at NAV.

Concentration To the extent the Fund concentrates in a specific industry, a group of industries, sector or type of investment, the Fund will carry much greater risks of adverse developments and price movements in such industries, sectors or investments than a fund that invests in a wider variety of industries, sectors or

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investments. There is also the risk that the Fund will perform poorly during a slump in demand for securities of companies in such industries or sectors.

The Fund may focus in the technology sector. The technology sector has historically been volatile due to the rapid pace of product change and development within the sector. Companies in the technology sector may be affected by worldwide technological developments, the success of their products and services (which may be outdated quickly), anticipated products or services that are delayed or cancelled, and investor perception of the company and/or its products or services. Technology companies may also be affected by legislation or changes in government regulation and policies.

Non-Diversification Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund's performance and result in greater fluctuation in the value of the Fund’s shares.

Mid Capitalization Companies Securities issued by mid capitalization companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, mid capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Passive Investment Unlike many investment companies, the Fund is not actively managed and the investment manager does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the investment manager would not necessarily buy or sell a security unless that security is added or removed, respectively, from the FTSE South Korea Capped Index, even if that security generally is underperforming.

International Closed Market Trading To the extent that the underlying securities held by the Fund trade on an exchange that is closed when the securities exchange on which the Fund shares list and trade is open, there may be market uncertainty about the stale security pricing (i.e., the last quote from its closed foreign market) resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Authorized Participant Concentration Only an authorized participant (Authorized Participant) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no

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FUND SUMMARIES

other Authorized Participant is able to step forward to create or redeem Creation Units (as defined below), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

Cash Transactions Unlike certain ETFs, the Fund expects to generally effect its creations and redemptions entirely for cash, rather than for in-kind securities. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in Fund shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

Small Fund When the Fund's size is small, the Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange.

Large Shareholder Certain shareholders, including other funds or accounts advised by the investment manager or an affiliate of the investment manager, may from time to time own a substantial amount of the Fund’s shares. In addition, a third-party investor, the investment manager or an affiliate of the investment manager, an authorized participant, a lead market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Cybersecurity Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager, authorized participants, or index providers (as applicable) and listing exchanges, and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or investment manager. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in

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FUND SUMMARIES

an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the Fund, the investment manager and their service providers are subject to the risk of cyber incidents occurring from time to time.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of the Fund's underlying index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

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FRANKLIN FTSE SOUTH KOREA ETF
FUND SUMMARIES

Annual Total Returns

Best Quarter:	2020, Q4	35.90%
Worst Quarter:	2020, Q1	-23.52%

As of June 30, 2022, the Fund’s year-to-date return was -27.25%.

Average Annual Total Returns

For periods ended December 31, 2021

	1 Year	Since Inception
Franklin FTSE South Korea ETF
Return before taxes	-6.59%	4.03%	[1]
Return after taxes on distributions	-7.05%	3.44%	[1]
Return after taxes on distributions and sale of Fund shares	-3.58%	2.95%	[1]
FTSE South Korea Capped Index (index reflects no deduction for fees, expenses or taxes)	-6.44%	4.02%	[1]

1.	Since inception November 2, 2017.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Investment Manager

Franklin Advisory Services, LLC (Advisory Services)

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FUND SUMMARIES

Portfolio Managers

Dina Ting, CFA

Senior Vice President of Advisory Services and portfolio manager of the Fund since inception (2017).

Hailey Harris

Vice President of Advisory Services and portfolio manager of the Fund since 2019.

Joe Diederich

Vice President of Advisory Services and portfolio manager of the Fund since August 2022.

Basit Amin, CFA

Vice President of Advisory Services and portfolio manager of the Fund since August 2022.

Purchase and Sale of Fund Shares

The Fund is an ETF. Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund issues or redeems shares that have been aggregated into blocks of 100,000 shares or multiples thereof (Creation Units) to Authorized Participants who have entered into agreements with the Fund’s distributor, Franklin Distributors, LLC. The Fund will generally issue or redeem Creation Units in exchange for a basket of cash and/or securities that the Fund specifies each day.

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the "bid-ask spread"). Recent information, including information on the Fund's NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund's website at https://www.franklintempleton.com/ investor/investments-and-solutions/investment-options/etfs/.

Taxes

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions would generally be taxed when withdrawn from the tax-advantaged account.

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FUND SUMMARIES

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the investment manager or other related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Franklin Distributors, LLC One Franklin Parkway San Mateo, CA 94403-1906 franklintempleton.com Franklin FTSE South Korea ETF

Investment Company Act file #811-23124 © 2022 Franklin Templeton. All rights reserved. 10% Total Recycled Fiber 00202206	FLKR PSUM 09/22

SUMMARY PROSPECTUS

FRANKLIN FTSE FRANCE ETF

Franklin Templeton ETF Trust
August 1, 2022 as amended September 8, 2022

Ticker:	Exchange:
FLFR	NYSE Arca, Inc.

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, statement of additional information, reports to shareholders and other information about the Fund online at www.franklintempleton.com/prospectus. You can also get this information at no cost by calling (800) DIAL BEN/342-5236 or by sending an e-mail request to prospectus@franklintempleton.com. The Fund’s prospectus and statement of additional information, both dated August 1, 2022, as may be supplemented, are all incorporated by reference into this Summary Prospectus.

FRANKLIN FTSE FRANCE ETF
FUND SUMMARIES

Investment Goal

To seek to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE France RIC Capped Index (the FTSE France Capped Index).

Fees and Expenses of the Fund

The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. You may also incur other fees, such as usual and customary brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example that follows.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.09%
Distribution and service (12b-1) fees	None
Other expenses	None
Total annual Fund operating expenses	0.09%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$9	$29	$51	$115

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 5.94% of the average value of its portfolio.

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Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE France Capped Index and in depositary receipts representing such securities. The FTSE France Capped Index is a free float-adjusted market capitalization weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the FTSE France Capped Index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the FTSE France Capped Index’s weight. The FTSE France Capped Index is based on the FTSE France Index and is designed to measure the performance of French large- and mid-capitalization stocks. FTSE Russell determines eligible securities for the FTSE France Capped Index based on measures such as the company’s place of incorporation, listing country, investor protection regulations present in the country of incorporation, tax domicile, location of headquarters/factors of production and currency of denomination. As of May 31, 2022, the FTSE France Capped Index was comprised of 78 securities with capitalizations ranging from $1.36 billion to $321.92 billion.

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE France Capped Index. The Fund may use either a replication strategy or representative sampling strategy. Under a replication strategy, the Fund will replicate the component securities of the FTSE France Capped Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the FTSE France Capped Index). However, under various circumstances, it may not be possible or practicable to replicate the FTSE France Capped Index. In these circumstances, the Fund may use a “representative sampling” strategy whereby the Fund would invest in what it believes to be a representative sample of the component securities of the FTSE France Capped Index, but may not track the FTSE France Capped Index with the same degree of accuracy as would an investment vehicle replicating the entire FTSE France Capped Index. Under the representative sampling technique, the investment manager will select securities that collectively have an investment profile similar to that of the FTSE France Capped Index, including securities that resemble those included in the FTSE France Capped Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings.

The Fund is a "non-diversified" fund, which means it generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

The Fund may invest in equity futures (including equity index futures) and equity total return swaps to provide additional opportunities to add value and better track

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the performance of the Fund’s Underlying index, such as to equitize cash and accrued income, simulate investments in the Underlying Index, facilitate trading or minimize transaction costs.

The Fund may enter into foreign currency forward contracts and/or currency futures contracts to provide the Fund with additional opportunities to add value and better track the performance of the Fund’s Underlying Index, such as by facilitating local securities settlements or protecting against currency exposure in connection with distributions to Fund shareholders.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the FTSE France Capped Index is concentrated.

Principal Risks

You could lose money by investing in the Fund. Exchange-traded fund (ETF) shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (NAV), trading price, yield, total return and ability to meet its investment goal.

Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

The current global outbreak of the novel strain of coronavirus, COVID-19, has resulted in market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, volatility in consumer demand for certain products, defaults and credit ratings downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity across many industries and may heighten other pre-existing political, social and economic risks, locally or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Fund’s performance.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

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Foreign Securities (non-U.S.) Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies – e.g., fluctuations may negatively affect investments denominated in foreign currencies and any income received or expenses paid by the Fund in that foreign currency.

Geographic Focus Because the Fund invests its assets primarily in companies in a specific country and region, the Fund is subject to greater risks of adverse developments in that country, region and/or the surrounding regions than a fund that is more broadly diversified geographically. Political, social or economic disruptions in the country or region, even in countries in which the Fund is not invested, may adversely affect the value of investments held by the Fund. Ongoing uncertainty concerning the economic consequences of the January 31, 2020 departure of the United Kingdom from the European Union (EU) and Russia's military invasion of Ukraine in February 2022 may increase market volatility.

The Fund’s investment in French issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks specific to France. Concerns regarding the economic outlook for certain EU countries as well as the negative impact of the Russian war in Ukraine continue to constrain growth forecasts across Eurozone countries, including France. As a result, the French economy has experienced significant volatility and adverse trends due to concerns about a prolonged economic downturn and rising government debt levels. The French economy is dependent on agricultural exports, and as a result, is susceptible to fluctuations in demand for agricultural products.

Depositary Receipts Depositary receipts are subject to many of the risks of the underlying securities. For some depositary receipts, the custodian or similar financial institution that holds the issuer's shares in a trust account is located in the issuer's home country. In these cases if the issuer’s home country does not have developed financial markets, the Fund could be exposed to the credit risk of the custodian or financial institution and greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services. The Fund may experience delays in

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FUND SUMMARIES

receiving its dividend and interest payments or exercising rights as a shareholder. There may be an increased possibility of untimely responses to certain corporate actions of the issuer in an unsponsored depositary receipt program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between this information and the market value of the depositary receipts.

Derivative Instruments The performance of derivative instruments depends largely on the performance of an underlying currency, security, interest rate or index, and such derivatives often have risks similar to the underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund’s initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. Their successful use will usually depend on the investment manager’s ability to accurately forecast movements in the market relating to the underlying instrument. Should a market or markets, or prices of particular classes of investments move in an unexpected manner, especially in unusual or extreme market conditions, the Fund may not realize the anticipated benefits of the transaction, and it may realize losses, which could be significant. If the investment manager is not successful in using such derivative instruments, the Fund’s performance may be worse than if the investment manager did not use such derivatives at all. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security, interest rate, index or other risk being hedged. Derivatives also may present the risk that the other party to the transaction will fail to perform. There is also the risk, especially under extreme market conditions, that a derivative, which usually would operate as a hedge, provides no hedging benefits at all.

Calculation Methodology FTSE Russell relies on various sources of information to assess the criteria of issuers included in the FTSE France Capped Index, including information that may be based on assumptions and estimates. Neither the Fund nor the investment manager can offer assurances that FTSE Russell's calculation methodology or sources of information will provide an accurate assessment of included issuers or that the included issuers will provide the Fund with the market exposure it seeks.

Index-Related There is no assurance that the FTSE France Capped Index will be determined, composed or calculated accurately. While FTSE Russell provides descriptions of what the FTSE France Capped Index is designed to achieve, FTSE Russell does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the FTSE France Capped Index

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FUND SUMMARIES

will be in line with the described index methodology. Errors in index data, index computations or the construction of the underlying index in accordance with its methodology (including as a result of outdated, unreliable or unavailable market information) may occur and may not be identified and corrected by the index provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Gains, losses or costs to the Fund caused by errors in the FTSE France Capped Index may therefore be borne by the Fund and its shareholders.

Non-Correlation There is no guarantee that the Fund will achieve a high degree of correlation to the FTSE France Capped Index and therefore achieve its investment goal. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the FTSE France Capped Index. In addition, the Fund’s NAV may deviate from the FTSE France Capped Index if the Fund fair values a portfolio security at a price other than the price used by the FTSE France Capped Index for that security. To the extent that the investment manager uses a representative sampling strategy, the Fund may not track the return of the FTSE France Capped Index as well as it would have if the Fund held all of the securities in the FTSE France Capped Index.

Tracking Error Tracking error is the divergence of the Fund’s performance from that of the FTSE France Capped Index. Tracking error may occur because of differences between the securities held in the Fund’s portfolio and those included in the FTSE France Capped Index, pricing differences (including differences between a security’s price at the local market close and the Fund’s valuation of a security at the time of calculation of the Fund’s NAV), transaction costs, the Fund’s holding of cash, differences in timing of the accrual of dividends or interest, tax gains or losses, changes to the FTSE France Capped Index or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the FTSE France Capped Index does not.

Market Trading The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The investment manager cannot predict whether shares will trade above (premium), below (discount) or at NAV.

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FUND SUMMARIES

Concentration To the extent the Fund concentrates in a specific industry, a group of industries, sector or type of investment, the Fund will carry much greater risks of adverse developments and price movements in such industries, sectors or investments than a fund that invests in a wider variety of industries, sectors or investments. There is also the risk that the Fund will perform poorly during a slump in demand for securities of companies in such industries or sectors.

Non-Diversification Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund's performance and result in greater fluctuation in the value of the Fund’s shares.

Mid Capitalization Companies Securities issued by mid capitalization companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, mid capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Passive Investment Unlike many investment companies, the Fund is not actively managed and the investment manager does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the investment manager would not necessarily buy or sell a security unless that security is added or removed, respectively, from the FTSE France Capped Index, even if that security generally is underperforming.

International Closed Market Trading To the extent that the underlying securities held by the Fund trade on an exchange that is closed when the securities exchange on which the Fund shares list and trade is open, there may be market uncertainty about the stale security pricing (i.e., the last quote from its closed foreign market) resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Authorized Participant Concentration Only an authorized participant (Authorized Participant) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined below), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

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Small Fund When the Fund's size is small, the Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange.

Large Shareholder Certain shareholders, including other funds or accounts advised by the investment manager or an affiliate of the investment manager, may from time to time own a substantial amount of the Fund’s shares. In addition, a third-party investor, the investment manager or an affiliate of the investment manager, an authorized participant, a lead market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Cybersecurity Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager, authorized participants, or index providers (as applicable) and listing exchanges, and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or investment manager. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the Fund, the investment manager and their service providers are subject to the risk of cyber incidents occurring from time to time.

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FRANKLIN FTSE FRANCE ETF
FUND SUMMARIES

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of the Fund's underlying index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Annual Total Returns

Best Quarter:	2020, Q4	19.44%
Worst Quarter:	2020, Q1	-27.35%

As of June 30, 2022, the Fund’s year-to-date return was -22.18%.

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FRANKLIN FTSE FRANCE ETF
FUND SUMMARIES

Average Annual Total Returns

For periods ended December 31, 2021

	1 Year	Since Inception
Franklin FTSE France ETF
Return before taxes	19.27%	8.00%	[1]
Return after taxes on distributions	18.48%	7.30%	[1]
Return after taxes on distributions and sale of Fund shares	11.95%	6.06%	[1]
FTSE France Capped Index (index reflects no deduction for fees, expenses or taxes)	18.89%	7.67%	[1]

1.	Since inception November 2, 2017.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Investment Manager

Franklin Advisory Services, LLC (Advisory Services)

Portfolio Managers

Dina Ting, CFA

Senior Vice President of Advisory Services and portfolio manager of the Fund since inception (2017).

Hailey Harris

Vice President of Advisory Services and portfolio manager of the Fund since 2019.

Joe Diederich

Vice President of Advisory Services and portfolio manager of the Fund since August 2022.

Basit Amin, CFA

Vice President of Advisory Services and portfolio manager of the Fund since August 2022.

Purchase and Sale of Fund Shares

The Fund is an ETF. Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund issues or redeems shares that have been aggregated into blocks of 50,000 shares or multiples thereof (Creation Units) to Authorized

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FRANKLIN FTSE FRANCE ETF
FUND SUMMARIES

Participants who have entered into agreements with the Fund’s distributor, Franklin Distributors, LLC. The Fund will generally issue or redeem Creation Units in exchange for a basket of securities (and an amount of cash) that the Fund specifies each day.

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the "bid-ask spread"). Recent information, including information on the Fund's NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund's website at https://www.franklintempleton.com/ investor/investments-and-solutions/investment-options/etfs/.

Taxes

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions would generally be taxed when withdrawn from the tax-advantaged account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the investment manager or other related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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FUND SUMMARIES

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FUND SUMMARIES

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Franklin Distributors, LLC One Franklin Parkway San Mateo, CA 94403-1906 franklintempleton.com Franklin FTSE France ETF

Investment Company Act file #811-23124 © 2022 Franklin Templeton. All rights reserved. 10% Total Recycled Fiber 00202199	FLFR PSUM 09/22

SUMMARY PROSPECTUS

FRANKLIN FTSE SWITZERLAND ETF

Franklin Templeton ETF Trust
August 1, 2022 as amended September 8, 2022

Ticker:	Exchange:
FLSW	NYSE Arca, Inc.

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, statement of additional information, reports to shareholders and other information about the Fund online at www.franklintempleton.com/prospectus. You can also get this information at no cost by calling (800) DIAL BEN/342-5236 or by sending an e-mail request to prospectus@franklintempleton.com. The Fund’s prospectus and statement of additional information, both dated August 1, 2022, as may be supplemented, are all incorporated by reference into this Summary Prospectus.

FRANKLIN FTSE SWITZERLAND ETF
FUND SUMMARIES

Investment Goal

To seek to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Switzerland RIC Capped Index (the FTSE Switzerland Capped Index).

Fees and Expenses of the Fund

The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. You may also incur other fees, such as usual and customary brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example that follows.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.09%
Distribution and service (12b-1) fees	None
Other expenses	None
Total annual Fund operating expenses	0.09%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$9	$29	$51	$115

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 13.99% of the average value of its portfolio.

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FRANKLIN FTSE SWITZERLAND ETF
FUND SUMMARIES

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Switzerland Capped Index and in depositary receipts representing such securities. The FTSE Switzerland Capped Index is a free float-adjusted market capitalization weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the FTSE Switzerland Capped Index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the FTSE Switzerland Capped Index’s weight. The FTSE Switzerland Capped Index is based on the FTSE Switzerland Index and is designed to measure the performance of Swiss large- and mid-capitalization stocks. FTSE Russell determines eligible securities for the FTSE Switzerland Capped Index based on measures such as the company’s place of incorporation, listing country, investor protection regulations present in the country of incorporation, tax domicile, location of headquarters/factors of production and currency of denomination. As of May 31, 2022, the FTSE Switzerland Capped Index was comprised of 52 securities with capitalizations ranging from $2.52 billion to $336.84 billion.

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Switzerland Capped Index. The Fund may use either a replication strategy or representative sampling strategy. Under a replication strategy, the Fund will replicate the component securities of the FTSE Switzerland Capped Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the FTSE Switzerland Capped Index). However, under various circumstances, it may not be possible or practicable to replicate the FTSE Switzerland Capped Index. In these circumstances, the Fund may use a “representative sampling” strategy whereby the Fund would invest in what it believes to be a representative sample of the component securities of the FTSE Switzerland Capped Index, but may not track the FTSE Switzerland Capped Index with the same degree of accuracy as would an investment vehicle replicating the entire FTSE Switzerland Capped Index. Under the representative sampling technique, the investment manager will select securities that collectively have an investment profile similar to that of the FTSE Switzerland Capped Index, including securities that resemble those included in the FTSE Switzerland Capped Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings.

The Fund is a "non-diversified" fund, which means it generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

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FRANKLIN FTSE SWITZERLAND ETF
FUND SUMMARIES

The Fund may invest in equity futures (including equity index futures) and equity total return swaps to provide additional opportunities to add value and better track the performance of the Fund’s Underlying index, such as to equitize cash and accrued income, simulate investments in the Underlying Index, facilitate trading or minimize transaction costs.

The Fund may enter into foreign currency forward contracts and/or currency futures contracts to provide the Fund with additional opportunities to add value and better track the performance of the Fund’s Underlying Index, such as by facilitating local securities settlements or protecting against currency exposure in connection with distributions to Fund shareholders.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the FTSE Switzerland Capped Index is concentrated. As of May 31, 2022, the FTSE Switzerland Capped Index was concentrated in the pharmaceuticals industry.

Principal Risks

You could lose money by investing in the Fund. Exchange-traded fund (ETF) shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (NAV), trading price, yield, total return and ability to meet its investment goal.

Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

The current global outbreak of the novel strain of coronavirus, COVID-19, has resulted in market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, volatility in consumer demand for certain products, defaults and credit ratings downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity across many industries and may heighten other pre-existing political, social and economic risks, locally or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Fund’s performance.

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FRANKLIN FTSE SWITZERLAND ETF
FUND SUMMARIES

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Foreign Securities (non-U.S.) Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies – e.g., fluctuations may negatively affect investments denominated in foreign currencies and any income received or expenses paid by the Fund in that foreign currency.

Geographic Focus Because the Fund invests its assets primarily in companies in a specific country and region, the Fund is subject to greater risks of adverse developments in that country, region and/or the surrounding regions than a fund that is more broadly diversified geographically. Political, social or economic disruptions in the country or region, even in countries in which the Fund is not invested, may adversely affect the value of investments held by the Fund. Ongoing uncertainty concerning the economic consequences of the January 31, 2020 departure of the United Kingdom from the European Union (EU) and Russia's military invasion of Ukraine in February 2022 may increase market volatility.

Investments in Swiss issuers may subject the Fund to legal, regulatory, political, currency, security, and economic risks specific to Switzerland. International trade is a large component of the Swiss economy and Switzerland depends upon exports to generate economic growth. The Swiss economy relies on certain key trading partners including the United States, Europe and China. Currency fluctuations or volatility or a shortage in the commodity markets could have a negative impact on the Swiss economy. Switzerland’s economic growth is generally correlated to slowdowns and growth trends experienced in other countries, including the United States and certain Western European countries.

Depositary Receipts Depositary receipts are subject to many of the risks of the underlying securities. For some depositary receipts, the custodian or similar financial institution that holds the issuer's shares in a trust account is located in the issuer's home country. In these cases if the issuer’s home country does not have developed financial markets, the Fund could be exposed to the credit risk of the

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FRANKLIN FTSE SWITZERLAND ETF
FUND SUMMARIES

custodian or financial institution and greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services. The Fund may experience delays in receiving its dividend and interest payments or exercising rights as a shareholder. There may be an increased possibility of untimely responses to certain corporate actions of the issuer in an unsponsored depositary receipt program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between this information and the market value of the depositary receipts.

Derivative Instruments The performance of derivative instruments depends largely on the performance of an underlying currency, security, interest rate or index, and such derivatives often have risks similar to the underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund’s initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. Their successful use will usually depend on the investment manager’s ability to accurately forecast movements in the market relating to the underlying instrument. Should a market or markets, or prices of particular classes of investments move in an unexpected manner, especially in unusual or extreme market conditions, the Fund may not realize the anticipated benefits of the transaction, and it may realize losses, which could be significant. If the investment manager is not successful in using such derivative instruments, the Fund’s performance may be worse than if the investment manager did not use such derivatives at all. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security, interest rate, index or other risk being hedged. Derivatives also may present the risk that the other party to the transaction will fail to perform. There is also the risk, especially under extreme market conditions, that a derivative, which usually would operate as a hedge, provides no hedging benefits at all.

Calculation Methodology FTSE Russell relies on various sources of information to assess the criteria of issuers included in the FTSE Switzerland Capped Index, including information that may be based on assumptions and estimates. Neither the Fund nor the investment manager can offer assurances that FTSE Russell's calculation methodology or sources of information will provide an accurate assessment of included issuers or that the included issuers will provide the Fund with the market exposure it seeks.

Index-Related There is no assurance that the FTSE Switzerland Capped Index will be determined, composed or calculated accurately. While FTSE Russell

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FRANKLIN FTSE SWITZERLAND ETF
FUND SUMMARIES

provides descriptions of what the FTSE Switzerland Capped Index is designed to achieve, FTSE Russell does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the FTSE Switzerland Capped Index will be in line with the described index methodology. Errors in index data, index computations or the construction of the underlying index in accordance with its methodology (including as a result of outdated, unreliable or unavailable market information) may occur and may not be identified and corrected by the index provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Gains, losses or costs to the Fund caused by errors in the FTSE Switzerland Capped Index may therefore be borne by the Fund and its shareholders.

Non-Correlation There is no guarantee that the Fund will achieve a high degree of correlation to the FTSE Switzerland Capped Index and therefore achieve its investment goal. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the FTSE Switzerland Capped Index. In addition, the Fund’s NAV may deviate from the FTSE Switzerland Capped Index if the Fund fair values a portfolio security at a price other than the price used by the FTSE Switzerland Capped Index for that security. To the extent that the investment manager uses a representative sampling strategy, the Fund may not track the return of the FTSE Switzerland Capped Index as well as it would have if the Fund held all of the securities in the FTSE Switzerland Capped Index.

Tracking Error Tracking error is the divergence of the Fund’s performance from that of the FTSE Switzerland Capped Index. Tracking error may occur because of differences between the securities held in the Fund’s portfolio and those included in the FTSE Switzerland Capped Index, pricing differences (including differences between a security’s price at the local market close and the Fund’s valuation of a security at the time of calculation of the Fund’s NAV), transaction costs, the Fund’s holding of cash, differences in timing of the accrual of dividends or interest, tax gains or losses, changes to the FTSE Switzerland Capped Index or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the FTSE Switzerland Capped Index does not.

Market Trading The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary

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FRANKLIN FTSE SWITZERLAND ETF
FUND SUMMARIES

market. The investment manager cannot predict whether shares will trade above (premium), below (discount) or at NAV.

Concentration To the extent the Fund concentrates in a specific industry, a group of industries, sector or type of investment, the Fund will carry much greater risks of adverse developments and price movements in such industries, sectors or investments than a fund that invests in a wider variety of industries, sectors or investments. There is also the risk that the Fund will perform poorly during a slump in demand for securities of companies in such industries or sectors.

The Fund may focus in the pharmaceuticals industry. Companies in the pharmaceuticals industry may be affected by industry competition, dependency on a limited number of products, obsolescence of products, government approvals and regulations, loss or impairment of intellectual property rights and litigation regarding product liability.

Non-Diversification Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund's performance and result in greater fluctuation in the value of the Fund’s shares.

Mid Capitalization Companies Securities issued by mid capitalization companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, mid capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Passive Investment Unlike many investment companies, the Fund is not actively managed and the investment manager does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the investment manager would not necessarily buy or sell a security unless that security is added or removed, respectively, from the FTSE Switzerland Capped Index, even if that security generally is underperforming.

International Closed Market Trading To the extent that the underlying securities held by the Fund trade on an exchange that is closed when the securities exchange on which the Fund shares list and trade is open, there may be market uncertainty about the stale security pricing (i.e., the last quote from its closed foreign market) resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

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FRANKLIN FTSE SWITZERLAND ETF
FUND SUMMARIES

Authorized Participant Concentration Only an authorized participant (Authorized Participant) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined below), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

Small Fund When the Fund's size is small, the Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange.

Large Shareholder Certain shareholders, including other funds or accounts advised by the investment manager or an affiliate of the investment manager, may from time to time own a substantial amount of the Fund’s shares. In addition, a third-party investor, the investment manager or an affiliate of the investment manager, an authorized participant, a lead market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Cybersecurity Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager, authorized participants, or index providers (as applicable) and listing exchanges, and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or investment manager. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities

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FRANKLIN FTSE SWITZERLAND ETF
FUND SUMMARIES

in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the Fund, the investment manager and their service providers are subject to the risk of cyber incidents occurring from time to time.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of the Fund's underlying index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Annual Total Returns

Best Quarter:	2019, Q1	12.87%
Worst Quarter:	2020, Q1	-11.77%

As of June 30, 2022, the Fund’s year-to-date return was -20.14%.

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FUND SUMMARIES

Average Annual Total Returns

For periods ended December 31, 2021

	1 Year	Since Inception
Franklin FTSE Switzerland ETF
Return before taxes	20.40%	14.26%	[1]
Return after taxes on distributions	20.09%	13.65%	[1]
Return after taxes on distributions and sale of Fund shares	12.67%	11.16%	[1]
FTSE Switzerland Capped Index (index reflects no deduction for fees, expenses or taxes)	19.98%	13.71%	[1]

1.	Since inception February 6, 2018.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Investment Manager

Franklin Advisory Services, LLC (Advisory Services)

Portfolio Managers

Dina Ting, CFA

Senior Vice President of Advisory Services and portfolio manager of the Fund since inception (2018).

Hailey Harris

Vice President of Advisory Services and portfolio manager of the Fund since 2019.

Joe Diederich

Vice President of Advisory Services and portfolio manager of the Fund since August 2022.

Basit Amin, CFA

Vice President of Advisory Services and portfolio manager of the Fund since August 2022.

Purchase and Sale of Fund Shares

The Fund is an ETF. Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a

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FUND SUMMARIES

discount). The Fund issues or redeems shares that have been aggregated into blocks of 100,000 shares or multiples thereof (Creation Units) to Authorized Participants who have entered into agreements with the Fund’s distributor, Franklin Distributors, LLC. The Fund will generally issue or redeem Creation Units in exchange for a basket of securities (and an amount of cash) that the Fund specifies each day.

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the "bid-ask spread"). Recent information, including information on the Fund's NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund's website at https://www.franklintempleton.com/ investor/investments-and-solutions/investment-options/etfs/.

Taxes

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions would generally be taxed when withdrawn from the tax-advantaged account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the investment manager or other related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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FRANKLIN FTSE SWITZERLAND ETF
FUND SUMMARIES

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FUND SUMMARIES

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FUND SUMMARIES

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franklintempleton.com	Prospectus	15

Franklin Distributors, LLC One Franklin Parkway San Mateo, CA 94403-1906 franklintempleton.com Franklin FTSE Switzerland ETF

Investment Company Act file #811-23124 © 2022 Franklin Templeton. All rights reserved. 10% Total Recycled Fiber 00202213	FLSW PSUM 09/22

SUMMARY PROSPECTUS

FRANKLIN FTSE GERMANY ETF

Franklin Templeton ETF Trust
August 1, 2022 as amended September 8, 2022

Ticker:	Exchange:
FLGR	NYSE Arca, Inc.

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, statement of additional information, reports to shareholders and other information about the Fund online at www.franklintempleton.com/prospectus. You can also get this information at no cost by calling (800) DIAL BEN/342-5236 or by sending an e-mail request to prospectus@franklintempleton.com. The Fund’s prospectus and statement of additional information, both dated August 1, 2022, as may be supplemented, are all incorporated by reference into this Summary Prospectus.

FRANKLIN FTSE GERMANY ETF
FUND SUMMARIES

Investment Goal

To seek to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Germany RIC Capped Index (the FTSE Germany Capped Index).

Fees and Expenses of the Fund

The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. You may also incur other fees, such as usual and customary brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example that follows.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.09%
Distribution and service (12b-1) fees	None
Other expenses	None
Total annual Fund operating expenses	0.09%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$9	$29	$51	$115

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6.70% of the average value of its portfolio.

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FRANKLIN FTSE GERMANY ETF
FUND SUMMARIES

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Germany Capped Index and in depositary receipts representing such securities. The FTSE Germany Capped Index is a free float-adjusted market capitalization weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the FTSE Germany Capped Index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the FTSE Germany Capped Index’s weight. The FTSE Germany Capped Index is based on the FTSE Germany Index and is designed to measure the performance of German large- and mid-capitalization stocks. FTSE Russell determines eligible securities for the FTSE Germany Capped Index based on measures such as the company’s place of incorporation, listing country, investor protection regulations present in the country of incorporation, tax domicile, location of headquarters/factors of production and currency of denomination. As of May 31, 2022, the FTSE Germany Capped Index was comprised of 85 securities with capitalizations ranging from $2.29 billion to $116.69 billion.

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Germany Capped Index. The Fund may use either a replication strategy or representative sampling strategy. Under a replication strategy, the Fund will replicate the component securities of the FTSE Germany Capped Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the FTSE Germany Capped Index). However, under various circumstances, it may not be possible or practicable to replicate the FTSE Germany Capped Index. In these circumstances, the Fund may use a “representative sampling” strategy whereby the Fund would invest in what it believes to be a representative sample of the component securities of the FTSE Germany Capped Index, but may not track the FTSE Germany Capped Index with the same degree of accuracy as would an investment vehicle replicating the entire FTSE Germany Capped Index. Under the representative sampling technique, the investment manager will select securities that collectively have an investment profile similar to that of the FTSE Germany Capped Index, including securities that resemble those included in the FTSE Germany Capped Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings.

The Fund is a "non-diversified" fund, which means it generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

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FRANKLIN FTSE GERMANY ETF
FUND SUMMARIES

The Fund may invest in equity futures (including equity index futures) and equity total return swaps to provide additional opportunities to add value and better track the performance of the Fund’s Underlying index, such as to equitize cash and accrued income, simulate investments in the Underlying Index, facilitate trading or minimize transaction costs.

The Fund may enter into foreign currency forward contracts and/or currency futures contracts to provide the Fund with additional opportunities to add value and better track the performance of the Fund’s Underlying Index, such as by facilitating local securities settlements or protecting against currency exposure in connection with distributions to Fund shareholders.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the FTSE Germany Capped Index is concentrated.

Principal Risks

You could lose money by investing in the Fund. Exchange-traded fund (ETF) shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (NAV), trading price, yield, total return and ability to meet its investment goal.

Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

The current global outbreak of the novel strain of coronavirus, COVID-19, has resulted in market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, volatility in consumer demand for certain products, defaults and credit ratings downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity across many industries and may heighten other pre-existing political, social and economic risks, locally or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Fund’s performance.

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FRANKLIN FTSE GERMANY ETF
FUND SUMMARIES

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Foreign Securities (non-U.S.) Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies – e.g., fluctuations may negatively affect investments denominated in foreign currencies and any income received or expenses paid by the Fund in that foreign currency.

Geographic Focus Because the Fund invests its assets primarily in companies in a specific country and region, the Fund is subject to greater risks of adverse developments in that country, region and/or the surrounding regions than a fund that is more broadly diversified geographically. Political, social or economic disruptions in the country or region, even in countries in which the Fund is not invested, may adversely affect the value of investments held by the Fund. Ongoing uncertainty concerning the economic consequences of the January 31, 2020 departure of the United Kingdom from the European Union (EU) and Russia's military invasion of Ukraine in February 2022 may increase market volatility.

Concerns in relation to the economic health of the EU as well as the negative impact of the Russian war in Ukraine continue to constrain growth forecasts across Eurozone countries, including Germany. Germany has an industrial and export dependent economy and therefore relies heavily on trade with key trading partners, including the Netherlands, China, the United States, France, Italy and other European countries. Germany is dependent on the economies of these other countries, and any change in the price or demand for German exports or uncertainties in international trade policy may have an adverse impact on its economy.

Depositary Receipts Depositary receipts are subject to many of the risks of the underlying securities. For some depositary receipts, the custodian or similar financial institution that holds the issuer's shares in a trust account is located in the issuer's home country. In these cases if the issuer’s home country does not have developed financial markets, the Fund could be exposed to the credit risk of the

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FRANKLIN FTSE GERMANY ETF
FUND SUMMARIES

custodian or financial institution and greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services. The Fund may experience delays in receiving its dividend and interest payments or exercising rights as a shareholder. There may be an increased possibility of untimely responses to certain corporate actions of the issuer in an unsponsored depositary receipt program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between this information and the market value of the depositary receipts.

Derivative Instruments The performance of derivative instruments depends largely on the performance of an underlying currency, security, interest rate or index, and such derivatives often have risks similar to the underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund’s initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. Their successful use will usually depend on the investment manager’s ability to accurately forecast movements in the market relating to the underlying instrument. Should a market or markets, or prices of particular classes of investments move in an unexpected manner, especially in unusual or extreme market conditions, the Fund may not realize the anticipated benefits of the transaction, and it may realize losses, which could be significant. If the investment manager is not successful in using such derivative instruments, the Fund’s performance may be worse than if the investment manager did not use such derivatives at all. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security, interest rate, index or other risk being hedged. Derivatives also may present the risk that the other party to the transaction will fail to perform. There is also the risk, especially under extreme market conditions, that a derivative, which usually would operate as a hedge, provides no hedging benefits at all.

Calculation Methodology FTSE Russell relies on various sources of information to assess the criteria of issuers included in the FTSE Germany Capped Index, including information that may be based on assumptions and estimates. Neither the Fund nor the investment manager can offer assurances that FTSE Russell's calculation methodology or sources of information will provide an accurate assessment of included issuers or that the included issuers will provide the Fund with the market exposure it seeks.

Index-Related There is no assurance that the FTSE Germany Capped Index will be determined, composed or calculated accurately. While FTSE Russell provides

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FRANKLIN FTSE GERMANY ETF
FUND SUMMARIES

descriptions of what the FTSE Germany Capped Index is designed to achieve, FTSE Russell does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the FTSE Germany Capped Index will be in line with the described index methodology. Errors in index data, index computations or the construction of the underlying index in accordance with its methodology (including as a result of outdated, unreliable or unavailable market information) may occur and may not be identified and corrected by the index provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Gains, losses or costs to the Fund caused by errors in the FTSE Germany Capped Index may therefore be borne by the Fund and its shareholders.

Non-Correlation There is no guarantee that the Fund will achieve a high degree of correlation to the FTSE Germany Capped Index and therefore achieve its investment goal. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the FTSE Germany Capped Index. In addition, the Fund’s NAV may deviate from the FTSE Germany Capped Index if the Fund fair values a portfolio security at a price other than the price used by the FTSE Germany Capped Index for that security. To the extent that the investment manager uses a representative sampling strategy, the Fund may not track the return of the FTSE Germany Capped Index as well as it would have if the Fund held all of the securities in the FTSE Germany Capped Index.

Tracking Error Tracking error is the divergence of the Fund’s performance from that of the FTSE Germany Capped Index. Tracking error may occur because of differences between the securities held in the Fund’s portfolio and those included in the FTSE Germany Capped Index, pricing differences (including differences between a security’s price at the local market close and the Fund’s valuation of a security at the time of calculation of the Fund’s NAV), transaction costs, the Fund’s holding of cash, differences in timing of the accrual of dividends or interest, tax gains or losses, changes to the FTSE Germany Capped Index or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the FTSE Germany Capped Index does not.

Market Trading The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary

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FRANKLIN FTSE GERMANY ETF
FUND SUMMARIES

market. The investment manager cannot predict whether shares will trade above (premium), below (discount) or at NAV.

Concentration To the extent the Fund concentrates in a specific industry, a group of industries, sector or type of investment, the Fund will carry much greater risks of adverse developments and price movements in such industries, sectors or investments than a fund that invests in a wider variety of industries, sectors or investments. There is also the risk that the Fund will perform poorly during a slump in demand for securities of companies in such industries or sectors.

Non-Diversification Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund's performance and result in greater fluctuation in the value of the Fund’s shares.

Mid Capitalization Companies Securities issued by mid capitalization companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, mid capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Passive Investment Unlike many investment companies, the Fund is not actively managed and the investment manager does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the investment manager would not necessarily buy or sell a security unless that security is added or removed, respectively, from the FTSE Germany Capped Index, even if that security generally is underperforming.

International Closed Market Trading To the extent that the underlying securities held by the Fund trade on an exchange that is closed when the securities exchange on which the Fund shares list and trade is open, there may be market uncertainty about the stale security pricing (i.e., the last quote from its closed foreign market) resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Authorized Participant Concentration Only an authorized participant (Authorized Participant) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined below), Fund shares may trade at a discount to NAV and possibly

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FRANKLIN FTSE GERMANY ETF
FUND SUMMARIES

face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

Small Fund When the Fund's size is small, the Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange.

Large Shareholder Certain shareholders, including other funds or accounts advised by the investment manager or an affiliate of the investment manager, may from time to time own a substantial amount of the Fund’s shares. In addition, a third-party investor, the investment manager or an affiliate of the investment manager, an authorized participant, a lead market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Cybersecurity Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager, authorized participants, or index providers (as applicable) and listing exchanges, and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or investment manager. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the Fund, the investment manager and their

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FRANKLIN FTSE GERMANY ETF
FUND SUMMARIES

service providers are subject to the risk of cyber incidents occurring from time to time.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of the Fund's underlying index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Annual Total Returns

Best Quarter:	2020, Q2	26.81%
Worst Quarter:	2020, Q1	-26.91%

As of June 30, 2022, the Fund’s year-to-date return was -28.42%.

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FRANKLIN FTSE GERMANY ETF
FUND SUMMARIES

Average Annual Total Returns

For periods ended December 31, 2021

	1 Year	Since Inception
Franklin FTSE Germany ETF
Return before taxes	5.29%	2.65%	[1]
Return after taxes on distributions	4.77%	1.96%	[1]
Return after taxes on distributions and sale of Fund shares	3.73%	1.91%	[1]
FTSE Germany Capped Index (index reflects no deduction for fees, expenses or taxes)	5.10%	2.54%	[1]

1.	Since inception November 2, 2017.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Investment Manager

Franklin Advisory Services, LLC (Advisory Services)

Portfolio Managers

Dina Ting, CFA

Senior Vice President of Advisory Services and portfolio manager of the Fund since inception (2017).

Hailey Harris

Vice President of Advisory Services and portfolio manager of the Fund since 2019.

Joe Diederich

Vice President of Advisory Services and portfolio manager of the Fund since August 2022.

Basit Amin, CFA

Vice President of Advisory Services and portfolio manager of the Fund since August 2022.

Purchase and Sale of Fund Shares

The Fund is an ETF. Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund issues or redeems shares that have been aggregated into

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FRANKLIN FTSE GERMANY ETF
FUND SUMMARIES

blocks of 50,000 shares or multiples thereof (Creation Units) to Authorized Participants who have entered into agreements with the Fund’s distributor, Franklin Distributors, LLC. The Fund will generally issue or redeem Creation Units in exchange for a basket of securities (and an amount of cash) that the Fund specifies each day.

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the "bid-ask spread"). Recent information, including information on the Fund's NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund's website at https://www.franklintempleton.com/ investor/investments-and-solutions/investment-options/etfs/.

Taxes

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions would generally be taxed when withdrawn from the tax-advantaged account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the investment manager or other related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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FUND SUMMARIES

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Franklin Distributors, LLC One Franklin Parkway San Mateo, CA 94403-1906 franklintempleton.com Franklin FTSE Germany ETF

Investment Company Act file #811-23124 © 2022 Franklin Templeton. All rights reserved. 10% Total Recycled Fiber 00202200	FLGR PSUM 09/22

SUMMARY PROSPECTUS

FRANKLIN FTSE TAIWAN ETF

Franklin Templeton ETF Trust
August 1, 2022 as amended September 8, 2022

Ticker:	Exchange:
FLTW	NYSE Arca, Inc.

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, statement of additional information, reports to shareholders and other information about the Fund online at www.franklintempleton.com/prospectus. You can also get this information at no cost by calling (800) DIAL BEN/342-5236 or by sending an e-mail request to prospectus@franklintempleton.com. The Fund’s prospectus and statement of additional information, both dated August 1, 2022, as may be supplemented, are all incorporated by reference into this Summary Prospectus.

FRANKLIN FTSE TAIWAN ETF
FUND SUMMARIES

Investment Goal

To seek to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Taiwan RIC Capped Index (the FTSE Taiwan Capped Index).

Fees and Expenses of the Fund

The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. You may also incur other fees, such as usual and customary brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example that follows.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.19%
Distribution and service (12b-1) fees	None
Other expenses	None
Total annual Fund operating expenses	0.19%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$19	$61	$107	$243

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 17.76% of the average value of its portfolio.

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FRANKLIN FTSE TAIWAN ETF
FUND SUMMARIES

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Taiwan Capped Index and in depositary receipts representing such securities. The FTSE Taiwan Capped Index is a free float-adjusted market capitalization weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the FTSE Taiwan Capped Index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the FTSE Taiwan Capped Index’s weight. The FTSE Taiwan Capped Index is based on the FTSE Taiwan Index and is designed to measure the performance of Taiwanese large- and mid-capitalization stocks. FTSE Russell determines eligible securities for the FTSE Taiwan Capped Index based on measures such as the company’s place of incorporation, listing country, investor protection regulations present in the country of incorporation, tax domicile, location of headquarters/factors of production and currency of denomination. As of May 31, 2022, the FTSE Taiwan Capped Index was comprised of 114 securities with capitalizations ranging from $870 million to $500.29 billion.

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Taiwan Capped Index. The Fund may use either a replication strategy or representative sampling strategy. Under a replication strategy, the Fund will replicate the component securities of the FTSE Taiwan Capped Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the FTSE Taiwan Capped Index). However, under various circumstances, it may not be possible or practicable to replicate the FTSE Taiwan Capped Index. In these circumstances, the Fund may use a “representative sampling” strategy whereby the Fund would invest in what it believes to be a representative sample of the component securities of the FTSE Taiwan Capped Index, but may not track the FTSE Taiwan Capped Index with the same degree of accuracy as would an investment vehicle replicating the entire FTSE Taiwan Capped Index. Under the representative sampling technique, the investment manager will select securities that collectively have an investment profile similar to that of the FTSE Taiwan Capped Index, including securities that resemble those included in the FTSE Taiwan Capped Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings.

The Fund is a "non-diversified" fund, which means it generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

The Fund may invest in equity futures (including equity index futures) and equity total return swaps to provide additional opportunities to add value and better track

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the performance of the Fund’s Underlying index, such as to equitize cash and accrued income, simulate investments in the Underlying Index, facilitate trading or minimize transaction costs.

The Fund may enter into foreign currency forward contracts and/or currency futures contracts to provide the Fund with additional opportunities to add value and better track the performance of the Fund’s Underlying Index, such as by facilitating local securities settlements or protecting against currency exposure in connection with distributions to Fund shareholders.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the FTSE Taiwan Capped Index is concentrated. As of May 31, 2022, the FTSE Taiwan Capped Index was concentrated in the semiconductors and semiconductor equipment industry.

Principal Risks

You could lose money by investing in the Fund. Exchange-traded fund (ETF) shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (NAV), trading price, yield, total return and ability to meet its investment goal.

Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

The current global outbreak of the novel strain of coronavirus, COVID-19, has resulted in market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, volatility in consumer demand for certain products, defaults and credit ratings downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity across many industries and may heighten other pre-existing political, social and economic risks, locally or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Fund’s performance.

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Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Foreign Securities (non-U.S.) Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies – e.g., fluctuations may negatively affect investments denominated in foreign currencies and any income received or expenses paid by the Fund in that foreign currency. The risks of foreign investments may be greater in developing or emerging market countries.

Emerging Market Countries The Fund’s investments in emerging market issuers are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation.

Geographic Focus Because the Fund invests its assets primarily in companies in a specific country and region, the Fund is subject to greater risks of adverse developments in that country, region and/or the surrounding regions than a fund that is more broadly diversified geographically. Political, social or economic disruptions in the country or region, even in countries in which the Fund is not invested, may adversely affect the value of investments held by the Fund.

Investments in Taiwanese issuers involve risks that are specific to Taiwan, including legal, regulatory, political, currency and economic risks. Investments in Taiwan could be adversely affected by its political and economic relationship with China. Specifically, Taiwan’s geographic proximity to and history of political contention with China have resulted in ongoing tensions, which may materially affect the Taiwanese economy and its securities market.

Depositary Receipts Depositary receipts are subject to many of the risks of the underlying securities. For some depositary receipts, the custodian or similar

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financial institution that holds the issuer's shares in a trust account is located in the issuer's home country. In these cases if the issuer’s home country does not have developed financial markets, the Fund could be exposed to the credit risk of the custodian or financial institution and greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services. The Fund may experience delays in receiving its dividend and interest payments or exercising rights as a shareholder. There may be an increased possibility of untimely responses to certain corporate actions of the issuer in an unsponsored depositary receipt program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between this information and the market value of the depositary receipts.

Derivative Instruments The performance of derivative instruments depends largely on the performance of an underlying currency, security, interest rate or index, and such derivatives often have risks similar to the underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund’s initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. Their successful use will usually depend on the investment manager’s ability to accurately forecast movements in the market relating to the underlying instrument. Should a market or markets, or prices of particular classes of investments move in an unexpected manner, especially in unusual or extreme market conditions, the Fund may not realize the anticipated benefits of the transaction, and it may realize losses, which could be significant. If the investment manager is not successful in using such derivative instruments, the Fund’s performance may be worse than if the investment manager did not use such derivatives at all. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security, interest rate, index or other risk being hedged. Derivatives also may present the risk that the other party to the transaction will fail to perform. There is also the risk, especially under extreme market conditions, that a derivative, which usually would operate as a hedge, provides no hedging benefits at all.

Calculation Methodology FTSE Russell relies on various sources of information to assess the criteria of issuers included in the FTSE Taiwan Capped Index, including information that may be based on assumptions and estimates. Neither the Fund nor the investment manager can offer assurances that FTSE Russell's calculation methodology or sources of information will provide an accurate

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assessment of included issuers or that the included issuers will provide the Fund with the market exposure it seeks.

Index-Related There is no assurance that the FTSE Taiwan Capped Index will be determined, composed or calculated accurately. While FTSE Russell provides descriptions of what the FTSE Taiwan Capped Index is designed to achieve, FTSE Russell does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the FTSE Taiwan Capped Index will be in line with the described index methodology. Errors in index data, index computations or the construction of the underlying index in accordance with its methodology (including as a result of outdated, unreliable or unavailable market information) may occur and may not be identified and corrected by the index provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Gains, losses or costs to the Fund caused by errors in the FTSE Taiwan Capped Index may therefore be borne by the Fund and its shareholders.

Non-Correlation There is no guarantee that the Fund will achieve a high degree of correlation to the FTSE Taiwan Capped Index and therefore achieve its investment goal. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the FTSE Taiwan Capped Index. In addition, the Fund’s NAV may deviate from the FTSE Taiwan Capped Index if the Fund fair values a portfolio security at a price other than the price used by the FTSE Taiwan Capped Index for that security. To the extent that the investment manager uses a representative sampling strategy, the Fund may not track the return of the FTSE Taiwan Capped Index as well as it would have if the Fund held all of the securities in the FTSE Taiwan Capped Index.

Tracking Error Tracking error is the divergence of the Fund’s performance from that of the FTSE Taiwan Capped Index. Tracking error may occur because of differences between the securities held in the Fund’s portfolio and those included in the FTSE Taiwan Capped Index, pricing differences (including differences between a security’s price at the local market close and the Fund’s valuation of a security at the time of calculation of the Fund’s NAV), transaction costs, the Fund’s holding of cash, differences in timing of the accrual of dividends or interest, tax gains or losses, changes to the FTSE Taiwan Capped Index or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the FTSE Taiwan Capped Index does not.

Market Trading The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process

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of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The investment manager cannot predict whether shares will trade above (premium), below (discount) or at NAV.

Concentration To the extent the Fund concentrates in a specific industry, a group of industries, sector or type of investment, the Fund will carry much greater risks of adverse developments and price movements in such industries, sectors or investments than a fund that invests in a wider variety of industries, sectors or investments. There is also the risk that the Fund will perform poorly during a slump in demand for securities of companies in such industries or sectors.

The Fund may focus in the semiconductors and semiconductor equipment industry. Competitive pressures, intense competition, aggressive pricing, technological developments, changing demand, research and development costs, availability and price of components and product obsolescence can significantly affect companies in this industry.

Non-Diversification Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund's performance and result in greater fluctuation in the value of the Fund’s shares.

Mid Capitalization Companies Securities issued by mid capitalization companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, mid capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Passive Investment Unlike many investment companies, the Fund is not actively managed and the investment manager does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the investment manager would not necessarily buy or sell a security unless that security is added or removed, respectively, from the FTSE Taiwan Capped Index, even if that security generally is underperforming.

International Closed Market Trading To the extent that the underlying securities held by the Fund trade on an exchange that is closed when the securities exchange on which the Fund shares list and trade is open, there may be market uncertainty about the stale security pricing (i.e., the last quote from its closed

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foreign market) resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Authorized Participant Concentration Only an authorized participant (Authorized Participant) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined below), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

Cash Transactions Unlike certain ETFs, the Fund expects to generally effect its creations and redemptions entirely for cash, rather than for in-kind securities. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in Fund shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

Small Fund When the Fund's size is small, the Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange.

Large Shareholder Certain shareholders, including other funds or accounts advised by the investment manager or an affiliate of the investment manager, may from time to time own a substantial amount of the Fund’s shares. In addition, a third-party investor, the investment manager or an affiliate of the investment manager, an authorized participant, a lead market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Cybersecurity Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager, authorized participants, or index providers (as applicable) and listing exchanges, and/or their service providers (including, but not

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limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or investment manager. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the Fund, the investment manager and their service providers are subject to the risk of cyber incidents occurring from time to time.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of the Fund's underlying index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

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FUND SUMMARIES

Annual Total Returns

Best Quarter:	2020, Q2	22.39%
Worst Quarter:	2020, Q1	-19.82%

As of June 30, 2022, the Fund’s year-to-date return was -23.66%.

Average Annual Total Returns

For periods ended December 31, 2021

	1 Year	Since Inception
Franklin FTSE Taiwan ETF
Return before taxes	29.72%	18.01%	[1]
Return after taxes on distributions	28.73%	17.27%	[1]
Return after taxes on distributions and sale of Fund shares	17.80%	14.17%	[1]
FTSE Taiwan Capped Index (index reflects no deduction for fees, expenses or taxes)	29.76%	18.17%	[1]

1.	Since inception November 2, 2017.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Investment Manager

Franklin Advisory Services, LLC (Advisory Services)

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Portfolio Managers

Dina Ting, CFA

Senior Vice President of Advisory Services and portfolio manager of the Fund since inception (2017).

Hailey Harris

Vice President of Advisory Services and portfolio manager of the Fund since 2019.

Joe Diederich

Vice President of Advisory Services and portfolio manager of the Fund since August 2022.

Basit Amin, CFA

Vice President of Advisory Services and portfolio manager of the Fund since August 2022.

Purchase and Sale of Fund Shares

The Fund is an ETF. Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund issues or redeems shares that have been aggregated into blocks of 200,000 shares or multiples thereof (Creation Units) to Authorized Participants who have entered into agreements with the Fund’s distributor, Franklin Distributors, LLC. The Fund will generally issue or redeem Creation Units in exchange for a basket of cash and/or securities that the Fund specifies each day.

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the "bid-ask spread"). Recent information, including information on the Fund's NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund's website at https://www.franklintempleton.com/ investor/investments-and-solutions/investment-options/etfs/.

Taxes

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions would generally be taxed when withdrawn from the tax-advantaged account.

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Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the investment manager or other related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Franklin Distributors, LLC One Franklin Parkway San Mateo, CA 94403-1906 franklintempleton.com Franklin FTSE Taiwan ETF

Investment Company Act file #811-23124 © 2022 Franklin Templeton. All rights reserved. 10% Total Recycled Fiber 00202207	FLTW PSUM 09/22

SUMMARY PROSPECTUS

FRANKLIN FTSE HONG KONG ETF

Franklin Templeton ETF Trust
August 1, 2022 as amended September 8, 2022

Ticker:	Exchange:
FLHK	NYSE Arca, Inc.

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, statement of additional information, reports to shareholders and other information about the Fund online at www.franklintempleton.com/prospectus. You can also get this information at no cost by calling (800) DIAL BEN/342-5236 or by sending an e-mail request to prospectus@franklintempleton.com. The Fund’s prospectus and statement of additional information, both dated August 1, 2022, as may be supplemented, are all incorporated by reference into this Summary Prospectus.

FRANKLIN FTSE HONG KONG ETF
FUND SUMMARIES

Investment Goal

To seek to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Hong Kong RIC Capped Index (the FTSE Hong Kong Capped Index).

Fees and Expenses of the Fund

The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. You may also incur other fees, such as usual and customary brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example that follows.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.09%
Distribution and service (12b-1) fees	None
Other expenses	None
Total annual Fund operating expenses	0.09%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$9	$29	$51	$115

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 9.91% of the average value of its portfolio.

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Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Hong Kong Capped Index and in depositary receipts representing such securities. The FTSE Hong Kong Capped Index is a free float-adjusted market capitalization weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the FTSE Hong Kong Capped Index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the FTSE Hong Kong Capped Index’s weight. The FTSE Hong Kong Capped Index is based on the FTSE Hong Kong Index and is designed to measure the performance of Hong Kong large- and mid-capitalization stocks. FTSE Russell determines eligible securities for the FTSE Hong Kong Capped Index based on measures such as the company’s place of incorporation, listing country, investor protection regulations present in the country of incorporation, tax domicile, location of headquarters/factors of production and currency of denomination. As of May 31, 2022, the FTSE Hong Kong Capped Index was comprised of 90 securities with capitalizations ranging from $626 million to $124.43 billion.

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Hong Kong Capped Index. The Fund may use either a replication strategy or representative sampling strategy. Under a replication strategy, the Fund will replicate the component securities of the FTSE Hong Kong Capped Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the FTSE Hong Kong Capped Index). However, under various circumstances, it may not be possible or practicable to replicate the FTSE Hong Kong Capped Index. In these circumstances, the Fund may use a “representative sampling” strategy whereby the Fund would invest in what it believes to be a representative sample of the component securities of the FTSE Hong Kong Capped Index, but may not track the FTSE Hong Kong Capped Index with the same degree of accuracy as would an investment vehicle replicating the entire FTSE Hong Kong Capped Index. Under the representative sampling technique, the investment manager will select securities that collectively have an investment profile similar to that of the FTSE Hong Kong Capped Index, including securities that resemble those included in the FTSE Hong Kong Capped Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings.

The Fund is a "non-diversified" fund, which means it generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

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The Fund may invest in equity futures (including equity index futures) and equity total return swaps to provide additional opportunities to add value and better track the performance of the Fund’s Underlying index, such as to equitize cash and accrued income, simulate investments in the Underlying Index, facilitate trading or minimize transaction costs.

The Fund may enter into foreign currency forward contracts and/or currency futures contracts to provide the Fund with additional opportunities to add value and better track the performance of the Fund’s Underlying Index, such as by facilitating local securities settlements or protecting against currency exposure in connection with distributions to Fund shareholders.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the FTSE Hong Kong Capped Index is concentrated. As of May 31, 2022, the FTSE Hong Kong Capped Index was concentrated in the financials sector.

Principal Risks

You could lose money by investing in the Fund. Exchange-traded fund (ETF) shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (NAV), trading price, yield, total return and ability to meet its investment goal.

Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

The current global outbreak of the novel strain of coronavirus, COVID-19, has resulted in market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, volatility in consumer demand for certain products, defaults and credit ratings downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity across many industries and may heighten other pre-existing political, social and economic risks, locally or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Fund’s performance.

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Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Foreign Securities (non-U.S.) Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies – e.g., fluctuations may negatively affect investments denominated in foreign currencies and any income received or expenses paid by the Fund in that foreign currency.

Geographic Focus Because the Fund invests its assets primarily in companies in a specific country and region, the Fund is subject to greater risks of adverse developments in that country, region and/or the surrounding regions than a fund that is more broadly diversified geographically. Political, social or economic disruptions in the country or region, even in countries in which the Fund is not invested, may adversely affect the value of investments held by the Fund.

China is Hong Kong’s largest trading partner, both in terms of exports and imports. Changes in China's economic policies, trade regulations or currency exchange rates may have an adverse impact on Hong Kong’s economy. Recent protests and unrest have increased tensions between Hong Kong and China. China has committed by treaty to preserve Hong Kong's semi-autonomous status. However, if China were to exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance.

Depositary Receipts Depositary receipts are subject to many of the risks of the underlying securities. For some depositary receipts, the custodian or similar financial institution that holds the issuer's shares in a trust account is located in the issuer's home country. In these cases if the issuer’s home country does not have developed financial markets, the Fund could be exposed to the credit risk of the custodian or financial institution and greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services. The Fund may experience delays in

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FRANKLIN FTSE HONG KONG ETF
FUND SUMMARIES

receiving its dividend and interest payments or exercising rights as a shareholder. There may be an increased possibility of untimely responses to certain corporate actions of the issuer in an unsponsored depositary receipt program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between this information and the market value of the depositary receipts.

Derivative Instruments The performance of derivative instruments depends largely on the performance of an underlying currency, security, interest rate or index, and such derivatives often have risks similar to the underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund’s initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. Their successful use will usually depend on the investment manager’s ability to accurately forecast movements in the market relating to the underlying instrument. Should a market or markets, or prices of particular classes of investments move in an unexpected manner, especially in unusual or extreme market conditions, the Fund may not realize the anticipated benefits of the transaction, and it may realize losses, which could be significant. If the investment manager is not successful in using such derivative instruments, the Fund’s performance may be worse than if the investment manager did not use such derivatives at all. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security, interest rate, index or other risk being hedged. Derivatives also may present the risk that the other party to the transaction will fail to perform. There is also the risk, especially under extreme market conditions, that a derivative, which usually would operate as a hedge, provides no hedging benefits at all.

Calculation Methodology FTSE Russell relies on various sources of information to assess the criteria of issuers included in the FTSE Hong Kong Capped Index, including information that may be based on assumptions and estimates. Neither the Fund nor the investment manager can offer assurances that FTSE Russell's calculation methodology or sources of information will provide an accurate assessment of included issuers or that the included issuers will provide the Fund with the market exposure it seeks.

Index-Related There is no assurance that the FTSE Hong Kong Capped Index will be determined, composed or calculated accurately. While FTSE Russell provides descriptions of what the FTSE Hong Kong Capped Index is designed to achieve, FTSE Russell does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the FTSE Hong Kong Capped

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FRANKLIN FTSE HONG KONG ETF
FUND SUMMARIES

Index will be in line with the described index methodology. Errors in index data, index computations or the construction of the underlying index in accordance with its methodology (including as a result of outdated, unreliable or unavailable market information) may occur and may not be identified and corrected by the index provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Gains, losses or costs to the Fund caused by errors in the FTSE Hong Kong Capped Index may therefore be borne by the Fund and its shareholders.

Non-Correlation There is no guarantee that the Fund will achieve a high degree of correlation to the FTSE Hong Kong Capped Index and therefore achieve its investment goal. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the FTSE Hong Kong Capped Index. In addition, the Fund’s NAV may deviate from the FTSE Hong Kong Capped Index if the Fund fair values a portfolio security at a price other than the price used by the FTSE Hong Kong Capped Index for that security. To the extent that the investment manager uses a representative sampling strategy, the Fund may not track the return of the FTSE Hong Kong Capped Index as well as it would have if the Fund held all of the securities in the FTSE Hong Kong Capped Index.

Tracking Error Tracking error is the divergence of the Fund’s performance from that of the FTSE Hong Kong Capped Index. Tracking error may occur because of differences between the securities held in the Fund’s portfolio and those included in the FTSE Hong Kong Capped Index, pricing differences (including differences between a security’s price at the local market close and the Fund’s valuation of a security at the time of calculation of the Fund’s NAV), transaction costs, the Fund’s holding of cash, differences in timing of the accrual of dividends or interest, tax gains or losses, changes to the FTSE Hong Kong Capped Index or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the FTSE Hong Kong Capped Index does not.

Market Trading The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The investment manager cannot predict whether shares will trade above (premium), below (discount) or at NAV.

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FUND SUMMARIES

Concentration To the extent the Fund concentrates in a specific industry, a group of industries, sector or type of investment, the Fund will carry much greater risks of adverse developments and price movements in such industries, sectors or investments than a fund that invests in a wider variety of industries, sectors or investments. There is also the risk that the Fund will perform poorly during a slump in demand for securities of companies in such industries or sectors.

The Fund may focus in the financial services sector. Financial services companies are subject to extensive government regulation that may affect their profitability in many ways, including by limiting the amount and types of loans and other commitments they can make, and the interest rates and fees they can charge. A financial services company's profitability, and therefore its stock prices, is especially sensitive to interest rate changes as well as the ability of borrowers to repay their loans. Changing regulations, continuing consolidations, and development of new products and structures all are likely to have a significant impact on financial services companies.

Non-Diversification Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund's performance and result in greater fluctuation in the value of the Fund’s shares.

Mid Capitalization Companies Securities issued by mid capitalization companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, mid capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Passive Investment Unlike many investment companies, the Fund is not actively managed and the investment manager does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the investment manager would not necessarily buy or sell a security unless that security is added or removed, respectively, from the FTSE Hong Kong Capped Index, even if that security generally is underperforming.

International Closed Market Trading To the extent that the underlying securities held by the Fund trade on an exchange that is closed when the securities exchange on which the Fund shares list and trade is open, there may be market uncertainty about the stale security pricing (i.e., the last quote from its closed foreign market) resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

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FUND SUMMARIES

Authorized Participant Concentration Only an authorized participant (Authorized Participant) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined below), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

Small Fund When the Fund's size is small, the Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange.

Large Shareholder Certain shareholders, including other funds or accounts advised by the investment manager or an affiliate of the investment manager, may from time to time own a substantial amount of the Fund’s shares. In addition, a third-party investor, the investment manager or an affiliate of the investment manager, an authorized participant, a lead market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Cybersecurity Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager, authorized participants, or index providers (as applicable) and listing exchanges, and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or investment manager. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities

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FUND SUMMARIES

in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the Fund, the investment manager and their service providers are subject to the risk of cyber incidents occurring from time to time.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of the Fund's underlying index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Annual Total Returns

Best Quarter:	2020, Q4	16.50%
Worst Quarter:	2020, Q1	-18.07%

As of June 30, 2022, the Fund’s year-to-date return was -5.95%.

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FUND SUMMARIES

Average Annual Total Returns

For periods ended December 31, 2021

	1 Year	Since Inception
Franklin FTSE Hong Kong ETF
Return before taxes	-3.55%	1.97%	[1]
Return after taxes on distributions	-4.56%	0.82%	[1]
Return after taxes on distributions and sale of Fund shares	-2.06%	1.02%	[1]
FTSE Hong Kong Capped Index (index reflects no deduction for fees, expenses or taxes)	-3.48%	2.03%	[1]

1.	Since inception November 2, 2017.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Investment Manager

Franklin Advisory Services, LLC (Advisory Services)

Portfolio Managers

Dina Ting, CFA

Senior Vice President of Advisory Services and portfolio manager of the Fund since inception (2017).

Hailey Harris

Vice President of Advisory Services and portfolio manager of the Fund since 2019.

Joe Diederich

Vice President of Advisory Services and portfolio manager of the Fund since August 2022.

Basit Amin, CFA

Vice President of Advisory Services and portfolio manager of the Fund since August 2022.

Purchase and Sale of Fund Shares

The Fund is an ETF. Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a

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FUND SUMMARIES

discount). The Fund issues or redeems shares that have been aggregated into blocks of 150,000 shares or multiples thereof (Creation Units) to Authorized Participants who have entered into agreements with the Fund’s distributor, Franklin Distributors, LLC. The Fund will generally issue or redeem Creation Units in exchange for a basket of securities (and an amount of cash) that the Fund specifies each day.

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the "bid-ask spread"). Recent information, including information on the Fund's NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund's website at https://www.franklintempleton.com/ investor/investments-and-solutions/investment-options/etfs/.

Taxes

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions would generally be taxed when withdrawn from the tax-advantaged account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the investment manager or other related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Franklin Distributors, LLC One Franklin Parkway San Mateo, CA 94403-1906 franklintempleton.com Franklin FTSE Hong Kong ETF

Investment Company Act file #811-23124 © 2022 Franklin Templeton. All rights reserved. 10% Total Recycled Fiber 00202201	FLHK PSUM 09/22

SUMMARY PROSPECTUS

FRANKLIN FTSE UNITED KINGDOM ETF

Franklin Templeton ETF Trust
August 1, 2022 as amended September 8, 2022

Ticker:	Exchange:
FLGB	NYSE Arca, Inc.

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, statement of additional information, reports to shareholders and other information about the Fund online at www.franklintempleton.com/prospectus. You can also get this information at no cost by calling (800) DIAL BEN/342-5236 or by sending an e-mail request to prospectus@franklintempleton.com. The Fund’s prospectus and statement of additional information, both dated August 1, 2022, as may be supplemented, are all incorporated by reference into this Summary Prospectus.

FRANKLIN FTSE UNITED KINGDOM ETF
FUND SUMMARIES

Investment Goal

To seek to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE UK RIC Capped Index (the FTSE UK Capped Index).

Fees and Expenses of the Fund

The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. You may also incur other fees, such as usual and customary brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example that follows.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.09%
Distribution and service (12b-1) fees	None
Other expenses	None
Total annual Fund operating expenses	0.09%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$9	$29	$51	$115

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 5.76% of the average value of its portfolio.

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FRANKLIN FTSE UNITED KINGDOM ETF
FUND SUMMARIES

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE UK Capped Index and in depositary receipts representing such securities. The FTSE UK Capped Index is a free float-adjusted market capitalization weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the FTSE UK Capped Index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the FTSE UK Capped Index’s weight. The FTSE UK Capped Index is based on the FTSE UK Index and is designed to measure the performance of United Kingdom large- and mid-capitalization stocks. FTSE Russell determines eligible securities for the FTSE UK Capped Index based on measures such as the company’s place of incorporation, listing country, investor protection regulations present in the country of incorporation, tax domicile, location of headquarters/factors of production and currency of denomination. As of May 31, 2022, the FTSE UK Capped Index was comprised of 117 securities with capitalizations ranging from $1.79 billion to $226.16 billion.

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE UK Capped Index. The Fund may use either a replication strategy or representative sampling strategy. Under a replication strategy, the Fund will replicate the component securities of the FTSE UK Capped Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the FTSE UK Capped Index). However, under various circumstances, it may not be possible or practicable to replicate the FTSE UK Capped Index. In these circumstances, the Fund may use a “representative sampling” strategy whereby the Fund would invest in what it believes to be a representative sample of the component securities of the FTSE UK Capped Index, but may not track the FTSE UK Capped Index with the same degree of accuracy as would an investment vehicle replicating the entire FTSE UK Capped Index. Under the representative sampling technique, the investment manager will select securities that collectively have an investment profile similar to that of the FTSE UK Capped Index, including securities that resemble those included in the FTSE UK Capped Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings.

The Fund is a "non-diversified" fund, which means it generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

The Fund may invest in equity futures (including equity index futures) and equity total return swaps to provide additional opportunities to add value and better track

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the performance of the Fund’s Underlying index, such as to equitize cash and accrued income, simulate investments in the Underlying Index, facilitate trading or minimize transaction costs.

The Fund may enter into foreign currency forward contracts and/or currency futures contracts to provide the Fund with additional opportunities to add value and better track the performance of the Fund’s Underlying Index, such as by facilitating local securities settlements or protecting against currency exposure in connection with distributions to Fund shareholders.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the FTSE UK Capped Index is concentrated.

Principal Risks

You could lose money by investing in the Fund. Exchange-traded fund (ETF) shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (NAV), trading price, yield, total return and ability to meet its investment goal.

Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

The current global outbreak of the novel strain of coronavirus, COVID-19, has resulted in market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, volatility in consumer demand for certain products, defaults and credit ratings downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity across many industries and may heighten other pre-existing political, social and economic risks, locally or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Fund’s performance.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

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FUND SUMMARIES

Foreign Securities (non-U.S.) Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies – e.g., fluctuations may negatively affect investments denominated in foreign currencies and any income received or expenses paid by the Fund in that foreign currency.

Geographic Focus Because the Fund invests its assets primarily in companies in a specific country and region, the Fund is subject to greater risks of adverse developments in that country, region and/or the surrounding regions than a fund that is more broadly diversified geographically. Political, social or economic disruptions in the country or region, even in countries in which the Fund is not invested, may adversely affect the value of investments held by the Fund. Ongoing uncertainty concerning the economic consequences of the January 31, 2020 departure of the United Kingdom from the European Union (EU) and Russia's military invasion of Ukraine in February 2022 may increase market volatility.

The United Kingdom has one of the largest economies in Europe and trades heavily with other European countries and the United States. The economy of the United Kingdom may be impacted by changes to the economic health of other European countries and the United States. The United Kingdom also relies heavily on the export of financial services. Accordingly, a slowdown in the financial services sector may have an adverse impact on the United Kingdom’s economy. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.

Depositary Receipts Depositary receipts are subject to many of the risks of the underlying securities. For some depositary receipts, the custodian or similar financial institution that holds the issuer's shares in a trust account is located in the issuer's home country. In these cases if the issuer’s home country does not have developed financial markets, the Fund could be exposed to the credit risk of the custodian or financial institution and greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services. The Fund may experience delays in receiving its dividend and interest payments or exercising rights as a shareholder.

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There may be an increased possibility of untimely responses to certain corporate actions of the issuer in an unsponsored depositary receipt program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between this information and the market value of the depositary receipts.

Derivative Instruments The performance of derivative instruments depends largely on the performance of an underlying currency, security, interest rate or index, and such derivatives often have risks similar to the underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund’s initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. Their successful use will usually depend on the investment manager’s ability to accurately forecast movements in the market relating to the underlying instrument. Should a market or markets, or prices of particular classes of investments move in an unexpected manner, especially in unusual or extreme market conditions, the Fund may not realize the anticipated benefits of the transaction, and it may realize losses, which could be significant. If the investment manager is not successful in using such derivative instruments, the Fund’s performance may be worse than if the investment manager did not use such derivatives at all. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security, interest rate, index or other risk being hedged. Derivatives also may present the risk that the other party to the transaction will fail to perform. There is also the risk, especially under extreme market conditions, that a derivative, which usually would operate as a hedge, provides no hedging benefits at all.

Calculation Methodology FTSE Russell relies on various sources of information to assess the criteria of issuers included in the FTSE UK Capped Index, including information that may be based on assumptions and estimates. Neither the Fund nor the investment manager can offer assurances that FTSE Russell's calculation methodology or sources of information will provide an accurate assessment of included issuers or that the included issuers will provide the Fund with the market exposure it seeks.

Index-Related There is no assurance that the FTSE UK Capped Index will be determined, composed or calculated accurately. While FTSE Russell provides descriptions of what the FTSE UK Capped Index is designed to achieve, FTSE Russell does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the FTSE UK Capped Index will be in line with the described index methodology. Errors in index data, index

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computations or the construction of the underlying index in accordance with its methodology (including as a result of outdated, unreliable or unavailable market information) may occur and may not be identified and corrected by the index provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Gains, losses or costs to the Fund caused by errors in the FTSE UK Capped Index may therefore be borne by the Fund and its shareholders.

Non-Correlation There is no guarantee that the Fund will achieve a high degree of correlation to the FTSE UK Capped Index and therefore achieve its investment goal. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the FTSE UK Capped Index. In addition, the Fund’s NAV may deviate from the FTSE UK Capped Index if the Fund fair values a portfolio security at a price other than the price used by the FTSE UK Capped Index for that security. To the extent that the investment manager uses a representative sampling strategy, the Fund may not track the return of the FTSE UK Capped Index as well as it would have if the Fund held all of the securities in the FTSE UK Capped Index.

Tracking Error Tracking error is the divergence of the Fund’s performance from that of the FTSE UK Capped Index. Tracking error may occur because of differences between the securities held in the Fund’s portfolio and those included in the FTSE UK Capped Index, pricing differences (including differences between a security’s price at the local market close and the Fund’s valuation of a security at the time of calculation of the Fund’s NAV), transaction costs, the Fund’s holding of cash, differences in timing of the accrual of dividends or interest, tax gains or losses, changes to the FTSE UK Capped Index or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the FTSE UK Capped Index does not.

Market Trading The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The investment manager cannot predict whether shares will trade above (premium), below (discount) or at NAV.

Concentration To the extent the Fund concentrates in a specific industry, a group of industries, sector or type of investment, the Fund will carry much greater risks of adverse developments and price movements in such industries, sectors or

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FUND SUMMARIES

investments than a fund that invests in a wider variety of industries, sectors or investments. There is also the risk that the Fund will perform poorly during a slump in demand for securities of companies in such industries or sectors.

Non-Diversification Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund's performance and result in greater fluctuation in the value of the Fund’s shares.

Mid Capitalization Companies Securities issued by mid capitalization companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, mid capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Passive Investment Unlike many investment companies, the Fund is not actively managed and the investment manager does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the investment manager would not necessarily buy or sell a security unless that security is added or removed, respectively, from the FTSE UK Capped Index, even if that security generally is underperforming.

International Closed Market Trading To the extent that the underlying securities held by the Fund trade on an exchange that is closed when the securities exchange on which the Fund shares list and trade is open, there may be market uncertainty about the stale security pricing (i.e., the last quote from its closed foreign market) resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Authorized Participant Concentration Only an authorized participant (Authorized Participant) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined below), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

Large Shareholder Certain shareholders, including other funds or accounts advised by the investment manager or an affiliate of the investment manager, may from time to time own a substantial amount of the Fund’s shares. In addition, a

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third-party investor, the investment manager or an affiliate of the investment manager, an authorized participant, a lead market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Cybersecurity Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager, authorized participants, or index providers (as applicable) and listing exchanges, and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or investment manager. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the Fund, the investment manager and their service providers are subject to the risk of cyber incidents occurring from time to time.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of the Fund's underlying index. The Fund's past performance (before and after taxes) is not

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necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Annual Total Returns

Best Quarter:	2020, Q4	17.38%
Worst Quarter:	2020, Q1	-29.03%

As of June 30, 2022, the Fund’s year-to-date return was -11.23%.

Average Annual Total Returns

For periods ended December 31, 2021

	1 Year	Since Inception
Franklin FTSE United Kingdom ETF
Return before taxes	17.15%	4.10%	[1]
Return after taxes on distributions	16.25%	2.89%	[1]
Return after taxes on distributions and sale of Fund shares	10.62%	2.71%	[1]
FTSE UK Capped Index (index reflects no deduction for fees, expenses or taxes)	17.25%	4.17%	[1]

1.	Since inception November 2, 2017.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund

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FUND SUMMARIES

shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Investment Manager

Franklin Advisory Services, LLC (Advisory Services)

Portfolio Managers

Dina Ting, CFA

Senior Vice President of Advisory Services and portfolio manager of the Fund since inception (2017).

Hailey Harris

Vice President of Advisory Services and portfolio manager of the Fund since 2019.

Joe Diederich

Vice President of Advisory Services and portfolio manager of the Fund since August 2022.

Basit Amin, CFA

Vice President of Advisory Services and portfolio manager of the Fund since August 2022.

Purchase and Sale of Fund Shares

The Fund is an ETF. Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund issues or redeems shares that have been aggregated into blocks of 50,000 shares or multiples thereof (Creation Units) to Authorized Participants who have entered into agreements with the Fund’s distributor, Franklin Distributors, LLC. The Fund will generally issue or redeem Creation Units in exchange for a basket of securities (and an amount of cash) that the Fund specifies each day.

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the "bid-ask spread"). Recent information, including information on the Fund's NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund's website at https://www.franklintempleton.com/ investor/investments-and-solutions/investment-options/etfs/.

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Taxes

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions would generally be taxed when withdrawn from the tax-advantaged account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the investment manager or other related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Franklin Distributors, LLC One Franklin Parkway San Mateo, CA 94403-1906 franklintempleton.com Franklin FTSE United Kingdom ETF

Investment Company Act file #811-23124 © 2022 Franklin Templeton. All rights reserved. 10% Total Recycled Fiber 00202208	FLGB PSUM 09/22

SUMMARY PROSPECTUS

FRANKLIN FTSE INDIA ETF

Franklin Templeton ETF Trust
August 1, 2022 as amended September 8, 2022

Ticker:	Exchange:
FLIN	NYSE Arca, Inc.

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, statement of additional information, reports to shareholders and other information about the Fund online at www.franklintempleton.com/prospectus. You can also get this information at no cost by calling (800) DIAL BEN/342-5236 or by sending an e-mail request to prospectus@franklintempleton.com. The Fund’s prospectus and statement of additional information, both dated August 1, 2022, as may be supplemented, are all incorporated by reference into this Summary Prospectus.

FRANKLIN FTSE INDIA ETF
FUND SUMMARIES

Investment Goal

To seek to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE India RIC Capped Index (the FTSE India Capped Index).

Fees and Expenses of the Fund

The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. You may also incur other fees, such as usual and customary brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example that follows.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.19%
Distribution and service (12b-1) fees	None
Other expenses	None
Total annual Fund operating expenses	0.19%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$19	$61	$107	$243

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10.73% of the average value of its portfolio.

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Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE India Capped Index and in depositary receipts representing such securities. The FTSE India Capped Index is a free float-adjusted market capitalization weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the FTSE India Capped Index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the FTSE India Capped Index’s weight. The FTSE India Capped Index is based on the FTSE India Index and is designed to measure the performance of Indian large- and mid-capitalization stocks. FTSE Russell determines eligible securities for the FTSE India Capped Index based on measures such as the company’s place of incorporation, listing country, investor protection regulations present in the country of incorporation, tax domicile, location of headquarters/factors of production and currency of denomination. As of May 31, 2022, the FTSE India Capped Index was comprised of 193 securities with capitalizations ranging from $680 million to $229.51 billion.

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE India Capped Index. The Fund may use either a replication strategy or representative sampling strategy. Under a replication strategy, the Fund will replicate the component securities of the FTSE India Capped Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the FTSE India Capped Index). However, under various circumstances, it may not be possible or practicable to replicate the FTSE India Capped Index. In these circumstances, the Fund may use a “representative sampling” strategy whereby the Fund would invest in what it believes to be a representative sample of the component securities of the FTSE India Capped Index, but may not track the FTSE India Capped Index with the same degree of accuracy as would an investment vehicle replicating the entire FTSE India Capped Index. Under the representative sampling technique, the investment manager will select securities that collectively have an investment profile similar to that of the FTSE India Capped Index, including securities that resemble those included in the FTSE India Capped Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings.

The Fund is a "non-diversified" fund, which means it generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

The Fund may invest in equity futures (including equity index futures) and equity total return swaps to provide additional opportunities to add value and better track

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the performance of the Fund’s Underlying index, such as to equitize cash and accrued income, simulate investments in the Underlying Index, facilitate trading or minimize transaction costs.

The Fund may enter into foreign currency forward contracts and/or currency futures contracts to provide the Fund with additional opportunities to add value and better track the performance of the Fund’s Underlying Index, such as by facilitating local securities settlements or protecting against currency exposure in connection with distributions to Fund shareholders.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the FTSE India Capped Index is concentrated.

Principal Risks

You could lose money by investing in the Fund. Exchange-traded fund (ETF) shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (NAV), trading price, yield, total return and ability to meet its investment goal.

Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

The current global outbreak of the novel strain of coronavirus, COVID-19, has resulted in market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, volatility in consumer demand for certain products, defaults and credit ratings downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity across many industries and may heighten other pre-existing political, social and economic risks, locally or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Fund’s performance.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

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Foreign Securities (non-U.S.) Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies – e.g., fluctuations may negatively affect investments denominated in foreign currencies and any income received or expenses paid by the Fund in that foreign currency. The risks of foreign investments may be greater in developing or emerging market countries.

Emerging Market Countries The Fund’s investments in emerging market issuers are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation.

Geographic Focus Because the Fund invests its assets primarily in companies in a specific country and region, the Fund is subject to greater risks of adverse developments in that country, region and/or the surrounding regions than a fund that is more broadly diversified geographically. Political, social or economic disruptions in the country or region, even in countries in which the Fund is not invested, may adversely affect the value of investments held by the Fund.

There are special risks associated with investments in India, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, and exchange control regulations (including currency blockage). The Fund’s investments are subject to fluctuations in the value of the Indian rupee. Inflation and rapid fluctuations in inflation and interest rates have had, and may continue to have, negative effects on the economy and securities markets of India. A high proportion of the securities of many Indian issuers are held by a limited number of persons or entities, which may limit the number of shares available for investment by the Fund. Also, a limited number of issuers represent a disproportionately large percentage of market capitalization and trading value. In addition, religious and border disputes persist in India. India has historically experienced hostilities with neighboring countries, such as Pakistan, and the Indian government has

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confronted separatist movements in several Indian states. Instability as a result of these social and political tensions could adversely impact the value of the Fund's investments.

Depositary Receipts Depositary receipts are subject to many of the risks of the underlying securities. For some depositary receipts, the custodian or similar financial institution that holds the issuer's shares in a trust account is located in the issuer's home country. In these cases if the issuer’s home country does not have developed financial markets, the Fund could be exposed to the credit risk of the custodian or financial institution and greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services. The Fund may experience delays in receiving its dividend and interest payments or exercising rights as a shareholder. There may be an increased possibility of untimely responses to certain corporate actions of the issuer in an unsponsored depositary receipt program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between this information and the market value of the depositary receipts.

Derivative Instruments The performance of derivative instruments depends largely on the performance of an underlying currency, security, interest rate or index, and such derivatives often have risks similar to the underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund’s initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. Their successful use will usually depend on the investment manager’s ability to accurately forecast movements in the market relating to the underlying instrument. Should a market or markets, or prices of particular classes of investments move in an unexpected manner, especially in unusual or extreme market conditions, the Fund may not realize the anticipated benefits of the transaction, and it may realize losses, which could be significant. If the investment manager is not successful in using such derivative instruments, the Fund’s performance may be worse than if the investment manager did not use such derivatives at all. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security, interest rate, index or other risk being hedged. Derivatives also may present the risk that the other party to the transaction will fail to perform. There is also the risk, especially under extreme market conditions, that a derivative, which usually would operate as a hedge, provides no hedging benefits at all.

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Calculation Methodology FTSE Russell relies on various sources of information to assess the criteria of issuers included in the FTSE India Capped Index, including information that may be based on assumptions and estimates. Neither the Fund nor the investment manager can offer assurances that FTSE Russell's calculation methodology or sources of information will provide an accurate assessment of included issuers or that the included issuers will provide the Fund with the market exposure it seeks.

Index-Related There is no assurance that the FTSE India Capped Index will be determined, composed or calculated accurately. While FTSE Russell provides descriptions of what the FTSE India Capped Index is designed to achieve, FTSE Russell does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the FTSE India Capped Index will be in line with the described index methodology. Errors in index data, index computations or the construction of the underlying index in accordance with its methodology (including as a result of outdated, unreliable or unavailable market information) may occur and may not be identified and corrected by the index provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Gains, losses or costs to the Fund caused by errors in the FTSE India Capped Index may therefore be borne by the Fund and its shareholders.

Non-Correlation There is no guarantee that the Fund will achieve a high degree of correlation to the FTSE India Capped Index and therefore achieve its investment goal. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the FTSE India Capped Index. In addition, the Fund’s NAV may deviate from the FTSE India Capped Index if the Fund fair values a portfolio security at a price other than the price used by the FTSE India Capped Index for that security. To the extent that the investment manager uses a representative sampling strategy, the Fund may not track the return of the FTSE India Capped Index as well as it would have if the Fund held all of the securities in the FTSE India Capped Index.

Tracking Error Tracking error is the divergence of the Fund’s performance from that of the FTSE India Capped Index. Tracking error may occur because of differences between the securities held in the Fund’s portfolio and those included in the FTSE India Capped Index, pricing differences (including differences between a security’s price at the local market close and the Fund’s valuation of a security at the time of calculation of the Fund’s NAV), transaction costs, the Fund’s holding of cash, differences in timing of the accrual of dividends or interest, tax gains or losses, changes to the FTSE India Capped Index or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also

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FUND SUMMARIES

may result because the Fund incurs fees and expenses, while the FTSE India Capped Index does not.

Market Trading The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The investment manager cannot predict whether shares will trade above (premium), below (discount) or at NAV.

Concentration To the extent the Fund concentrates in a specific industry, a group of industries, sector or type of investment, the Fund will carry much greater risks of adverse developments and price movements in such industries, sectors or investments than a fund that invests in a wider variety of industries, sectors or investments. There is also the risk that the Fund will perform poorly during a slump in demand for securities of companies in such industries or sectors.

Non-Diversification Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund's performance and result in greater fluctuation in the value of the Fund’s shares.

Mid Capitalization Companies Securities issued by mid capitalization companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, mid capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Passive Investment Unlike many investment companies, the Fund is not actively managed and the investment manager does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the investment manager would not necessarily buy or sell a security unless that security is added or removed, respectively, from the FTSE India Capped Index, even if that security generally is underperforming.

International Closed Market Trading To the extent that the underlying securities held by the Fund trade on an exchange that is closed when the securities exchange on which the Fund shares list and trade is open, there may be market uncertainty about the stale security pricing (i.e., the last quote from its closed

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foreign market) resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Authorized Participant Concentration Only an authorized participant (Authorized Participant) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined below), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

Cash Transactions Unlike certain ETFs, the Fund expects to generally effect its creations and redemptions entirely for cash, rather than for in-kind securities. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in Fund shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

Small Fund When the Fund's size is small, the Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange.

Large Shareholder Certain shareholders, including other funds or accounts advised by the investment manager or an affiliate of the investment manager, may from time to time own a substantial amount of the Fund’s shares. In addition, a third-party investor, the investment manager or an affiliate of the investment manager, an authorized participant, a lead market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Cybersecurity Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager, authorized participants, or index providers (as applicable) and listing exchanges, and/or their service providers (including, but not

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FRANKLIN FTSE INDIA ETF
FUND SUMMARIES

limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or investment manager. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the Fund, the investment manager and their service providers are subject to the risk of cyber incidents occurring from time to time.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of the Fund's underlying index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

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FRANKLIN FTSE INDIA ETF
FUND SUMMARIES

Annual Total Returns

Best Quarter:	2020, Q2	22.13%
Worst Quarter:	2020, Q1	-30.19%

As of June 30, 2022, the Fund’s year-to-date return was -14.12%.

Average Annual Total Returns

For periods ended December 31, 2021

	1 Year	Since Inception
Franklin FTSE India ETF
Return before taxes	24.82%	9.26%	[1]
Return after taxes on distributions	24.07%	8.79%	[1]
Return after taxes on distributions and sale of Fund shares	15.07%	7.07%	[1]
FTSE India Capped Index (index reflects no deduction for fees, expenses or taxes)	28.77%	10.98%	[1]

1.	Since inception February 6, 2018.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Investment Manager

Franklin Advisory Services, LLC (Advisory Services)

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FRANKLIN FTSE INDIA ETF
FUND SUMMARIES

Portfolio Managers

Dina Ting, CFA

Senior Vice President of Advisory Services and portfolio manager of the Fund since inception (2018).

Hailey Harris

Vice President of Advisory Services and portfolio manager of the Fund since 2019.

Joe Diederich

Vice President of Advisory Services and portfolio manager of the Fund since August 2022.

Basit Amin, CFA

Vice President of Advisory Services and portfolio manager of the Fund since August 2022.

Purchase and Sale of Fund Shares

The Fund is an ETF. Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund issues or redeems shares that have been aggregated into blocks of 50,000 shares or multiples thereof (Creation Units) to Authorized Participants who have entered into agreements with the Fund’s distributor, Franklin Distributors, LLC. The Fund will generally issue or redeem Creation Units in exchange for a basket of securities (and an amount of cash) that the Fund specifies each day.

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the "bid-ask spread"). Recent information, including information on the Fund's NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund's website at https://www.franklintempleton.com/ investor/investments-and-solutions/investment-options/etfs/.

Taxes

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions would generally be taxed when withdrawn from the tax-advantaged account.

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FUND SUMMARIES

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the investment manager or other related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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FUND SUMMARIES

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Franklin Distributors, LLC One Franklin Parkway San Mateo, CA 94403-1906 franklintempleton.com Franklin FTSE India ETF

Investment Company Act file #811-23124 © 2022 Franklin Templeton. All rights reserved. 10% Total Recycled Fiber 00202211	FLIN PSUM 09/22

SUMMARY PROSPECTUS

FRANKLIN FTSE ASIA EX JAPAN ETF

Franklin Templeton ETF Trust
August 1, 2022 as amended September 8, 2022

Ticker:	Exchange:
FLAX	NYSE Arca, Inc.

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, statement of additional information, reports to shareholders and other information about the Fund online at www.franklintempleton.com/prospectus. You can also get this information at no cost by calling (800) DIAL BEN/342-5236 or by sending an e-mail request to prospectus@franklintempleton.com. The Fund’s prospectus and statement of additional information, both dated August 1, 2022, as may be supplemented, are all incorporated by reference into this Summary Prospectus.

FRANKLIN FTSE ASIA EX JAPAN ETF
FUND SUMMARIES

Investment Goal

To seek to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Asia ex Japan RIC Capped Index (the FTSE Asia ex Japan Capped Index).

Fees and Expenses of the Fund

The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. You may also incur other fees, such as usual and customary brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example that follows.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.19%
Distribution and service (12b-1) fees	None
Other expenses	None
Total annual Fund operating expenses	0.19%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$19	$61	$107	$243

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10.09% of the average value of its portfolio.

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FUND SUMMARIES

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Asia ex Japan Capped Index and in depositary receipts representing such securities. The FTSE Asia ex Japan Capped Index is a free float-adjusted market capitalization weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the FTSE Asia ex Japan Capped Index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the FTSE Asia ex Japan Capped Index’s weight. The FTSE Asia ex Japan Capped Index is based on the FTSE Asia ex Japan Index and is designed to measure the performance of large– and mid– capitalization stocks from developed and emerging Asian countries, excluding Japan. FTSE Russell determines eligible securities for the FTSE Asia ex Japan Capped Index based on measures such as the company’s place of incorporation, listing country, investor protection regulations present in the country of incorporation, tax domicile, location of headquarters/factors of production and currency of denomination. FTSE Russell also maintains a set of criteria to assess a country’s market status, including various quality of markets criteria, a country’s prevailing regulatory environment, custody and settlement, and dealing landscape. As of May 31, 2022, the FTSE Asia ex Japan Capped Index was comprised of 1,812 securities with capitalizations ranging from $219 million to $500.29 billion.

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Asia ex Japan Capped Index. The Fund may use either a replication strategy or representative sampling strategy. Under a replication strategy, the Fund will replicate the component securities of the FTSE Asia ex Japan Capped Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the FTSE Asia ex Japan Capped Index). However, it may not be possible or practicable to replicate the FTSE Asia ex Japan Capped Index. In these circumstances, the Fund may use a representative sampling strategy whereby the Fund will invest in what it believes to be a representative sample of the component securities of the FTSE Asia ex Japan Capped Index, but may not track the FTSE Asia ex Japan Capped Index with the same degree of accuracy as would an investment vehicle replicating the entire FTSE Asia ex Japan Capped Index. Under the representative sampling technique, the investment manager will select securities that collectively have an investment profile similar to that of the FTSE Asia ex Japan Capped Index, including securities that resemble those included in the FTSE Asia ex Japan Capped Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings.

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FUND SUMMARIES

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the FTSE Asia ex Japan Capped Index is concentrated.

The Fund may invest in equity futures (including equity index futures) and equity total return swaps to provide additional opportunities to add value and better track the performance of the Fund’s Underlying index, such as to equitize cash and accrued income, simulate investments in the Underlying Index, facilitate trading or minimize transaction costs.

The Fund may enter into foreign currency forward contracts and/or currency futures contracts to provide the Fund with additional opportunities to add value and better track the performance of the Fund’s Underlying Index, such as by facilitating local securities settlements or protecting against currency exposure in connection with distributions to Fund shareholders.

The Fund intends to be diversified in approximately the same proportion as the FTSE Asia ex Japan Capped Index is diversified. The Fund may become “non-diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the FTSE Asia ex Japan Capped Index. A “non-diversified” fund generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund. Shareholder approval will not be sought if the Fund becomes non-diversified due solely to a change in the relative market capitalization or index weighting of one or more constituents of the FTSE Asia ex Japan Capped Index.

Principal Risks

You could lose money by investing in the Fund. Exchange-traded fund (ETF) shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (NAV), trading price, yield, total return and ability to meet its investment goal.

Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

The current global outbreak of the novel strain of coronavirus, COVID-19, has resulted in market closures and dislocations, extreme volatility, liquidity constraints

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FUND SUMMARIES

and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, volatility in consumer demand for certain products, defaults and credit ratings downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity across many industries and may heighten other pre-existing political, social and economic risks, locally or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Fund’s performance.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Foreign Securities (non-U.S.) Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies – e.g., fluctuations may negatively affect investments denominated in foreign currencies and any income received or expenses paid by the Fund in that foreign currency. The risks of foreign investments may be greater in developing or emerging market countries.

Emerging Market Countries The Fund’s investments in emerging market issuers are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation.

Regional Focus Because the Fund invests its assets primarily in companies in a specific region, the Fund is subject to greater risks of adverse developments in that region and/or the surrounding regions than a fund that is more broadly diversified geographically. Political, social or economic disruptions in the region, even in countries in which the Fund is not invested, may adversely affect the value of investments held by the Fund.

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FUND SUMMARIES

Investments in securities of issuers in Asian countries involve risks that are specific to Asia, including certain legal, regulatory, political and economic risks. Certain Asian countries have experienced currency fluctuations, less liquidity, expropriation and/or nationalization of assets, confiscatory taxation, political instability, armed conflict and social instability as a result of religious, ethnic, socio-economic and/or political unrest. Additionally, certain Asian economies have been and continue to be subject, to some extent, to over-extension of credit, high unemployment, high inflation, decreased exports, and economic recessions. Some economies in this region are dependent on a range of commodities, and are strongly affected by international commodity prices and particularly vulnerable to price changes for these products. The market for securities in this region may also be directly influenced by the flow of international capital, and by the economic and market conditions of neighboring countries. Many Asian economies have experienced rapid growth and industrialization, and there is no assurance that this growth rate will be maintained. Some Asian economies are highly dependent on trade and economic conditions in other countries can impact these economies.

There are special risks associated with investments in China, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization and exchange control regulations (including currency blockage). Inflation and rapid fluctuations in inflation and interest rates have had, and may continue to have, negative effects on the economy and securities markets of China. China is deemed by the investment manager to be an emerging markets country, which means an investment in this country has more heightened risks than general foreign investing due to a lack of established legal, political, business and social frameworks and accounting standards or auditor oversight in the country to support securities markets as well as the possibility for more widespread corruption and fraud. In addition, the standards for environmental, social and corporate governance matters in China also tend to be lower than such standards in more developed economies. Also, certain securities issued by companies located or operating in China, such as China A-Shares, are subject to trading restrictions, quota limitations, and clearing and settlement risks. In addition, there may be significant obstacles to obtaining information necessary for investigations into or litigation against companies located in or operating in China and shareholders may have limited legal remedies.

The Fund is not actively managed and does not select investments based on investor protection considerations. Trade disputes and the imposition of tariffs on goods and services can affect the Chinese economy, particularly in light of China's large export sector, as well as the global economy. Trade disputes can result in increased costs of production and reduced profitability for non-export-dependent companies that rely on imports to the extent China engages in retaliatory tariffs. Trade disputes may also lead to increased currency exchange rate volatility.

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FUND SUMMARIES

Certain investments in Chinese companies may be made through a special structure known as a VIE. In a VIE structure, foreign investors, such as the Fund, will only own stock in a shell company rather than directly in the VIE, which must be owned by Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the Fund’s returns and net asset value.

Depositary Receipts Depositary receipts are subject to many of the risks of the underlying securities. For some depositary receipts, the custodian or similar financial institution that holds the issuer's shares in a trust account is located in the issuer's home country. In these cases if the issuer’s home country does not have developed financial markets, the Fund could be exposed to the credit risk of the custodian or financial institution and greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services. The Fund may experience delays in receiving its dividend and interest payments or exercising rights as a shareholder. There may be an increased possibility of untimely responses to certain corporate actions of the issuer in an unsponsored depositary receipt program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between this information and the market value of the depositary receipts.

Derivative Instruments The performance of derivative instruments depends largely on the performance of an underlying currency, security, interest rate or index, and such derivatives often have risks similar to the underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund’s initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative, and imperfect correlation between the value of the

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FUND SUMMARIES

derivative and the underlying instrument so that the Fund may not realize the intended benefits. Their successful use will usually depend on the investment manager’s ability to accurately forecast movements in the market relating to the underlying instrument. Should a market or markets, or prices of particular classes of investments move in an unexpected manner, especially in unusual or extreme market conditions, the Fund may not realize the anticipated benefits of the transaction, and it may realize losses, which could be significant. If the investment manager is not successful in using such derivative instruments, the Fund’s performance may be worse than if the investment manager did not use such derivatives at all. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security, interest rate, index or other risk being hedged. Derivatives also may present the risk that the other party to the transaction will fail to perform. There is also the risk, especially under extreme market conditions, that a derivative, which usually would operate as a hedge, provides no hedging benefits at all.

Calculation Methodology FTSE Russell relies on various sources of information to assess the criteria of issuers included in the FTSE Asia ex Japan Capped Index, including information that may be based on assumptions and estimates. Neither the Fund nor the investment manager can offer assurances that FTSE Russell's calculation methodology or sources of information will provide an accurate assessment of included issuers or that the included issuers will provide the Fund with the market exposure it seeks.

Index-Related There is no assurance that the FTSE Asia ex Japan Capped Index will be determined, composed or calculated accurately. While FTSE Russell provides descriptions of what the FTSE Asia ex Japan Capped Index is designed to achieve, FTSE Russell does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the FTSE Asia ex Japan Capped Index will be in line with the described index methodology. Errors in index data, index computations or the construction of the underlying index in accordance with its methodology (including as a result of outdated, unreliable or unavailable market information) may occur and may not be identified and corrected by the index provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Gains, losses or costs to the Fund caused by errors in the FTSE Asia ex Japan Capped Index may therefore be borne by the Fund and its shareholders.

Non-Correlation There is no guarantee that the Fund will achieve a high degree of correlation to the FTSE Asia ex Japan Capped Index and therefore achieve its investment goal. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the FTSE Asia ex Japan Capped Index. In addition, the Fund’s NAV may deviate from the FTSE Asia ex Japan Capped Index if the Fund fair values a

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FUND SUMMARIES

portfolio security at a price other than the price used by the FTSE Asia ex Japan Capped Index for that security. To the extent that the investment manager uses a representative sampling strategy, the Fund may not track the return of the FTSE Asia ex Japan Capped Index as well as it would have if the Fund held all of the securities in the FTSE Asia ex Japan Capped Index.

Tracking Error Tracking error is the divergence of the Fund’s performance from that of the FTSE Asia ex Japan Capped Index. Tracking error may occur because of differences between the securities held in the Fund’s portfolio and those included in the FTSE Asia ex Japan Capped Index, pricing differences (including differences between a security’s price at the local market close and the Fund’s valuation of a security at the time of calculation of the Fund’s NAV), transaction costs, the Fund’s holding of cash, differences in timing of the accrual of dividends or interest, tax gains or losses, changes to the FTSE Asia ex Japan Capped Index or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the FTSE Asia ex Japan Capped Index does not.

Market Trading The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The investment manager cannot predict whether shares will trade above (premium), below (discount) or at NAV.

Concentration To the extent the Fund concentrates in a specific industry, a group of industries, sector or type of investment, the Fund will carry much greater risks of adverse developments and price movements in such industries, sectors or investments than a fund that invests in a wider variety of industries, sectors or investments. There is also the risk that the Fund will perform poorly during a slump in demand for securities of companies in such industries or sectors.

Change in Diversification Status In seeking to track the FTSE Asia ex Japan Capped Index, the Fund may become non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the FTSE Asia ex Japan Capped Index. In such circumstances, the Fund may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares.

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FUND SUMMARIES

Mid Capitalization Companies Securities issued by mid capitalization companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, mid capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Passive Investment Unlike many investment companies, the Fund is not actively managed and the investment manager does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the investment manager would not necessarily buy or sell a security unless that security is added or removed, respectively, from the FTSE Asia ex Japan Capped Index, even if that security generally is underperforming.

International Closed Market Trading To the extent that the underlying securities held by the Fund trade on an exchange that is closed when the securities exchange on which the Fund shares list and trade is open, there may be market uncertainty about the stale security pricing (i.e., the last quote from its closed foreign market) resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Authorized Participant Concentration Only an authorized participant (Authorized Participant) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined below), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

Cash Transactions Unlike certain ETFs, the Fund expects to generally effect its creations and redemptions partially for cash, rather than for in-kind securities. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in Fund shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

Small Fund When the Fund's size is small, the Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange.

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FUND SUMMARIES

Large Shareholder Certain shareholders, including other funds or accounts advised by the investment manager or an affiliate of the investment manager, may from time to time own a substantial amount of the Fund’s shares. In addition, a third-party investor, the investment manager or an affiliate of the investment manager, an authorized participant, a lead market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Cybersecurity Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager, authorized participants, or index providers (as applicable) and listing exchanges, and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or investment manager. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the Fund, the investment manager and their service providers are subject to the risk of cyber incidents occurring from time to time.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to

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FUND SUMMARIES

year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of the Fund's underlying index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Annual Total Returns

Best Quarter:	2020, Q4	18.79%
Worst Quarter:	2020, Q1	-18.63%

As of June 30, 2022, the Fund’s year-to-date return was -15.56%.

Average Annual Total Returns

For periods ended December 31, 2021

	1 Year	Since Inception
Franklin FTSE Asia Ex Japan ETF
Return before taxes	-3.72%	4.89%	[1]
Return after taxes on distributions	-4.35%	4.16%	[1]
Return after taxes on distributions and sale of Fund shares	-1.92%	3.55%	[1]
FTSE Asia ex Japan Capped Index (index reflects no deduction for fees, expenses or taxes)	-3.10%	5.26%	[1]

1.	Since inception February 6, 2018.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

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FRANKLIN FTSE ASIA EX JAPAN ETF
FUND SUMMARIES

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Investment Manager

Franklin Advisory Services, LLC (Advisory Services)

Portfolio Managers

Dina Ting, CFA

Senior Vice President of Advisory Services and portfolio manager of the Fund since inception (2018).

Hailey Harris

Vice President of Advisory Services and portfolio manager of the Fund since 2019.

Joe Diederich

Vice President of Advisory Services and portfolio manager of the Fund since August 2022.

Basit Amin, CFA

Vice President of Advisory Services and portfolio manager of the Fund since August 2022.

Purchase and Sale of Fund Shares

The Fund is an ETF. Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund issues or redeems shares that have been aggregated into blocks of 400,000 shares or multiples thereof (Creation Units) to Authorized Participants who have entered into agreements with the Fund’s distributor, Franklin Distributors, LLC. The Fund will generally issue or redeem Creation Units in exchange for a basket of securities (and an amount of cash) that the Fund specifies each day.

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the "bid-ask spread"). Recent information, including information on the Fund's NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund's website at https://www.franklintempleton.com/ investor/investments-and-solutions/investment-options/etfs/.

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FRANKLIN FTSE ASIA EX JAPAN ETF
FUND SUMMARIES

Taxes

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions would generally be taxed when withdrawn from the tax-advantaged account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the investment manager or other related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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FUND SUMMARIES

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Franklin Distributors, LLC One Franklin Parkway San Mateo, CA 94403-1906 franklintempleton.com Franklin FTSE Asia ex Japan ETF

Investment Company Act file #811-23124 © 2022 Franklin Templeton. All rights reserved. 10% Total Recycled Fiber 00202214	FLAX PSUM 09/22

SUMMARY PROSPECTUS

FRANKLIN FTSE ITALY ETF

Franklin Templeton ETF Trust
August 1, 2022 as amended September 8, 2022

Ticker:	Exchange:
FLIY	NYSE Arca, Inc.

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, statement of additional information, reports to shareholders and other information about the Fund online at www.franklintempleton.com/prospectus. You can also get this information at no cost by calling (800) DIAL BEN/342-5236 or by sending an e-mail request to prospectus@franklintempleton.com. The Fund’s prospectus and statement of additional information, both dated August 1, 2022, as may be supplemented, are all incorporated by reference into this Summary Prospectus.

FRANKLIN FTSE ITALY ETF
FUND SUMMARIES

Investment Goal

To seek to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Italy RIC Capped Index (the FTSE Italy Capped Index).

Fees and Expenses of the Fund

The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. You may also incur other fees, such as usual and customary brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example that follows.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.09%
Distribution and service (12b-1) fees	None
Other expenses	None
Total annual Fund operating expenses	0.09%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$9	$29	$51	$115

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 12.75% of the average value of its portfolio.

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FRANKLIN FTSE ITALY ETF
FUND SUMMARIES

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Italy Capped Index and in depositary receipts representing such securities. The FTSE Italy Capped Index is a free float-adjusted market capitalization weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the FTSE Italy Capped Index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the FTSE Italy Capped Index’s weight. The FTSE Italy Capped Index is based on the FTSE Italy Index and is designed to measure the performance of Italian large- and mid-capitalization stocks. FTSE Russell determines eligible securities for the FTSE Italy Capped Index based on measures such as the company’s place of incorporation, listing country, investor protection regulations present in the country of incorporation, tax domicile, location of headquarters/factors of production and currency of denomination. As of May 31, 2022, the FTSE Italy Capped Index was comprised of 38 securities with capitalizations ranging from $1.72 billion to $65.79 billion.

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Italy Capped Index. The Fund may use either a replication strategy or representative sampling strategy. Under a replication strategy, the Fund will replicate the component securities of the FTSE Italy Capped Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the FTSE Italy Capped Index). However, under various circumstances, it may not be possible or practicable to replicate the FTSE Italy Capped Index. In these circumstances, the Fund may use a “representative sampling” strategy whereby the Fund would invest in what it believes to be a representative sample of the component securities of the FTSE Italy Capped Index, but may not track the FTSE Italy Capped Index with the same degree of accuracy as would an investment vehicle replicating the entire FTSE Italy Capped Index. Under the representative sampling technique, the investment manager will select securities that collectively have an investment profile similar to that of the FTSE Italy Capped Index, including securities that resemble those included in the FTSE Italy Capped Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings.

The Fund is a "non-diversified" fund, which means it generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

The Fund may invest in equity futures (including equity index futures) and equity total return swaps to provide additional opportunities to add value and better track

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FRANKLIN FTSE ITALY ETF
FUND SUMMARIES

the performance of the Fund’s Underlying index, such as to equitize cash and accrued income, simulate investments in the Underlying Index, facilitate trading or minimize transaction costs.

The Fund may enter into foreign currency forward contracts and/or currency futures contracts to provide the Fund with additional opportunities to add value and better track the performance of the Fund’s Underlying Index, such as by facilitating local securities settlements or protecting against currency exposure in connection with distributions to Fund shareholders.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the FTSE Italy Capped Index is concentrated. As of May 31, 2022, the FTSE Italy Capped Index was concentrated in the financials sector.

Principal Risks

You could lose money by investing in the Fund. Exchange-traded fund (ETF) shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (NAV), trading price, yield, total return and ability to meet its investment goal.

Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

The current global outbreak of the novel strain of coronavirus, COVID-19, has resulted in market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, volatility in consumer demand for certain products, defaults and credit ratings downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity across many industries and may heighten other pre-existing political, social and economic risks, locally or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Fund’s performance.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

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FRANKLIN FTSE ITALY ETF
FUND SUMMARIES

Foreign Securities (non-U.S.) Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies – e.g., fluctuations may negatively affect investments denominated in foreign currencies and any income received or expenses paid by the Fund in that foreign currency.

Geographic Focus Because the Fund invests its assets primarily in companies in a specific country and region, the Fund is subject to greater risks of adverse developments in that country, region and/or the surrounding regions than a fund that is more broadly diversified geographically. Political, social or economic disruptions in the country or region, even in countries in which the Fund is not invested, may adversely affect the value of investments held by the Fund. Ongoing uncertainty concerning the economic consequences of the January 31, 2020 departure of the United Kingdom from the European Union (EU) and Russia's military invasion of Ukraine in February 2022 may increase market volatility.

Italy’s economy has been characterized by slow growth over the past few decades due to factors such as high unemployment and tax rates, a rigid labor market and regional disparities in economic conditions. The Italian government has experienced significant budget deficits and high levels of public debt, causing credit agencies to lower Italy’s sovereign debt rating. Interest rates on Italy's sovereign debt may rise to levels that may make it difficult for it to service high debt levels without significant financial help from the EU which could potentially lead to default. The Italian economy is also heavily dependent on trade with other European countries and may be impacted by changes to the economic health of key trading partners.

Depositary Receipts Depositary receipts are subject to many of the risks of the underlying securities. For some depositary receipts, the custodian or similar financial institution that holds the issuer's shares in a trust account is located in the issuer's home country. In these cases if the issuer’s home country does not have developed financial markets, the Fund could be exposed to the credit risk of the custodian or financial institution and greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times

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FRANKLIN FTSE ITALY ETF
FUND SUMMARIES

and may charge fees for various services. The Fund may experience delays in receiving its dividend and interest payments or exercising rights as a shareholder. There may be an increased possibility of untimely responses to certain corporate actions of the issuer in an unsponsored depositary receipt program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between this information and the market value of the depositary receipts.

Derivative Instruments The performance of derivative instruments depends largely on the performance of an underlying currency, security, interest rate or index, and such derivatives often have risks similar to the underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund’s initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. Their successful use will usually depend on the investment manager’s ability to accurately forecast movements in the market relating to the underlying instrument. Should a market or markets, or prices of particular classes of investments move in an unexpected manner, especially in unusual or extreme market conditions, the Fund may not realize the anticipated benefits of the transaction, and it may realize losses, which could be significant. If the investment manager is not successful in using such derivative instruments, the Fund’s performance may be worse than if the investment manager did not use such derivatives at all. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security, interest rate, index or other risk being hedged. Derivatives also may present the risk that the other party to the transaction will fail to perform. There is also the risk, especially under extreme market conditions, that a derivative, which usually would operate as a hedge, provides no hedging benefits at all.

Calculation Methodology FTSE Russell relies on various sources of information to assess the criteria of issuers included in the FTSE Italy Capped Index, including information that may be based on assumptions and estimates. Neither the Fund nor the investment manager can offer assurances that FTSE Russell's calculation methodology or sources of information will provide an accurate assessment of included issuers or that the included issuers will provide the Fund with the market exposure it seeks.

Index-Related There is no assurance that the FTSE Italy Capped Index will be determined, composed or calculated accurately. While FTSE Russell provides descriptions of what the FTSE Italy Capped Index is designed to achieve, FTSE Russell does not guarantee the quality, accuracy or completeness of data in

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FRANKLIN FTSE ITALY ETF
FUND SUMMARIES

respect of its indices, and does not guarantee that the FTSE Italy Capped Index will be in line with the described index methodology. Errors in index data, index computations or the construction of the underlying index in accordance with its methodology (including as a result of outdated, unreliable or unavailable market information) may occur and may not be identified and corrected by the index provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Gains, losses or costs to the Fund caused by errors in the FTSE Italy Capped Index may therefore be borne by the Fund and its shareholders.

Non-Correlation There is no guarantee that the Fund will achieve a high degree of correlation to the FTSE Italy Capped Index and therefore achieve its investment goal. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the FTSE Italy Capped Index. In addition, the Fund’s NAV may deviate from the FTSE Italy Capped Index if the Fund fair values a portfolio security at a price other than the price used by the FTSE Italy Capped Index for that security. To the extent that the investment manager uses a representative sampling strategy, the Fund may not track the return of the FTSE Italy Capped Index as well as it would have if the Fund held all of the securities in the FTSE Italy Capped Index.

Tracking Error Tracking error is the divergence of the Fund’s performance from that of the FTSE Italy Capped Index. Tracking error may occur because of differences between the securities held in the Fund’s portfolio and those included in the FTSE Italy Capped Index, pricing differences (including differences between a security’s price at the local market close and the Fund’s valuation of a security at the time of calculation of the Fund’s NAV), transaction costs, the Fund’s holding of cash, differences in timing of the accrual of dividends or interest, tax gains or losses, changes to the FTSE Italy Capped Index or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the FTSE Italy Capped Index does not.

Market Trading The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The investment manager cannot predict whether shares will trade above (premium), below (discount) or at NAV.

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FRANKLIN FTSE ITALY ETF
FUND SUMMARIES

Concentration To the extent the Fund concentrates in a specific industry, a group of industries, sector or type of investment, the Fund will carry much greater risks of adverse developments and price movements in such industries, sectors or investments than a fund that invests in a wider variety of industries, sectors or investments. There is also the risk that the Fund will perform poorly during a slump in demand for securities of companies in such industries or sectors.

The Fund may focus in the financial services sector. Financial services companies are subject to extensive government regulation that may affect their profitability in many ways, including by limiting the amount and types of loans and other commitments they can make, and the interest rates and fees they can charge. A financial services company's profitability, and therefore its stock prices, is especially sensitive to interest rate changes as well as the ability of borrowers to repay their loans. Changing regulations, continuing consolidations, and development of new products and structures all are likely to have a significant impact on financial services companies.

Non-Diversification Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund's performance and result in greater fluctuation in the value of the Fund’s shares.

Mid Capitalization Companies Securities issued by mid capitalization companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, mid capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Passive Investment Unlike many investment companies, the Fund is not actively managed and the investment manager does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the investment manager would not necessarily buy or sell a security unless that security is added or removed, respectively, from the FTSE Italy Capped Index, even if that security generally is underperforming.

International Closed Market Trading To the extent that the underlying securities held by the Fund trade on an exchange that is closed when the securities exchange on which the Fund shares list and trade is open, there may be market uncertainty about the stale security pricing (i.e., the last quote from its closed foreign market) resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

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FRANKLIN FTSE ITALY ETF
FUND SUMMARIES

Authorized Participant Concentration Only an authorized participant (Authorized Participant) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined below), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

Small Fund When the Fund's size is small, the Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange.

Large Shareholder Certain shareholders, including other funds or accounts advised by the investment manager or an affiliate of the investment manager, may from time to time own a substantial amount of the Fund’s shares. In addition, a third-party investor, the investment manager or an affiliate of the investment manager, an authorized participant, a lead market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Cybersecurity Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager, authorized participants, or index providers (as applicable) and listing exchanges, and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or investment manager. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities

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FRANKLIN FTSE ITALY ETF
FUND SUMMARIES

in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the Fund, the investment manager and their service providers are subject to the risk of cyber incidents occurring from time to time.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of the Fund's underlying index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Annual Total Returns

Best Quarter:	2020, Q4	21.48%
Worst Quarter:	2020, Q1	-29.08%

As of June 30, 2022, the Fund’s year-to-date return was -26.22%.

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FRANKLIN FTSE ITALY ETF
FUND SUMMARIES

Average Annual Total Returns

For periods ended December 31, 2021

	1 Year	Since Inception
Franklin FTSE Italy ETF
Return before taxes	14.93%	5.18%	[1]
Return after taxes on distributions	14.07%	4.60%	[1]
Return after taxes on distributions and sale of Fund shares	9.82%	4.11%	[1]
FTSE Italy Capped Index (index reflects no deduction for fees, expenses or taxes)	14.62%	4.93%	[1]

1.	Since inception November 2, 2017.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Investment Manager

Franklin Advisory Services, LLC (Advisory Services)

Portfolio Managers

Dina Ting, CFA

Senior Vice President of Advisory Services and portfolio manager of the Fund since inception (2017).

Hailey Harris

Vice President of Advisory Services and portfolio manager of the Fund since 2019.

Joe Diederich

Vice President of Advisory Services and portfolio manager of the Fund since August 2022.

Basit Amin, CFA

Vice President of Advisory Services and portfolio manager of the Fund since August 2022.

Purchase and Sale of Fund Shares

The Fund is an ETF. Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund issues or redeems shares that have been aggregated into

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FRANKLIN FTSE ITALY ETF
FUND SUMMARIES

blocks of 50,000 shares or multiples thereof (Creation Units) to Authorized Participants who have entered into agreements with the Fund’s distributor, Franklin Distributors, LLC. The Fund will generally issue or redeem Creation Units in exchange for a basket of securities (and an amount of cash) that the Fund specifies each day.

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the "bid-ask spread"). Recent information, including information on the Fund's NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund's website at https://www.franklintempleton.com/ investor/investments-and-solutions/investment-options/etfs/.

Taxes

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions would generally be taxed when withdrawn from the tax-advantaged account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the investment manager or other related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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FUND SUMMARIES

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FUND SUMMARIES

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Franklin Distributors, LLC One Franklin Parkway San Mateo, CA 94403-1906 franklintempleton.com Franklin FTSE Italy ETF

Investment Company Act file #811-23124 © 2022 Franklin Templeton. All rights reserved. 10% Total Recycled Fiber 00202202	FLIY PSUM 09/22

SUMMARY PROSPECTUS

FRANKLIN FTSE EUROPE ETF

Franklin Templeton ETF Trust
August 1, 2022 as amended September 8, 2022

Ticker:	Exchange:
FLEE	NYSE Arca, Inc.

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, statement of additional information, reports to shareholders and other information about the Fund online at www.franklintempleton.com/prospectus. You can also get this information at no cost by calling (800) DIAL BEN/342-5236 or by sending an e-mail request to prospectus@franklintempleton.com. The Fund’s prospectus and statement of additional information, both dated August 1, 2022, as may be supplemented, are all incorporated by reference into this Summary Prospectus.

FRANKLIN FTSE EUROPE ETF
FUND SUMMARIES

Investment Goal

To seek to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Developed Europe RIC Capped Index (the FTSE Developed Europe Capped Index).

Fees and Expenses of the Fund

The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. You may also incur other fees, such as usual and customary brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example that follows.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.09%
Distribution and service (12b-1) fees	None
Other expenses	None
Total annual Fund operating expenses	0.09%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$9	$29	$51	$115

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 5.47% of the average value of its portfolio.

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FRANKLIN FTSE EUROPE ETF
FUND SUMMARIES

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Developed Europe Capped Index and in depositary receipts representing such securities. The FTSE Developed Europe Capped Index is a free float-adjusted market capitalization weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the FTSE Developed Europe Capped Index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the FTSE Developed Europe Capped Index’s weight. The FTSE Developed Europe Capped Index is based on the FTSE Developed Europe Index and is designed to measure the performance of large- and mid-capitalization stocks from developed European countries. FTSE Russell determines eligible securities for the FTSE Developed Europe Capped Index based on measures such as the company’s place of incorporation, listing country, investor protection regulations present in the country of incorporation, tax domicile, location of headquarters/factors of production and currency of denomination. FTSE Russell also maintains a set of criteria to assess a country’s market status, including various quality of markets criteria, a country’s prevailing regulatory environment, custody and settlement, and dealing landscape. As of May 31, 2022, the FTSE Developed Europe Capped Index was comprised of 586 securities with capitalizations ranging from $1.36 billion to $336.84 billion.

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Developed Europe Capped Index. The Fund may use either a replication strategy or representative sampling strategy. Under a replication strategy, the Fund will replicate the component securities of the FTSE Developed Europe Capped Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the FTSE Developed Europe Capped Index). However, under various circumstances, it may not be possible or practicable to replicate the FTSE Developed Europe Capped Index. In these circumstances, the Fund may use a “representative sampling” strategy whereby the Fund would invest in what it believes to be a representative sample of the component securities of the FTSE Developed Europe Capped Index, but may not track the FTSE Developed Europe Capped Index with the same degree of accuracy as would an investment vehicle replicating the entire FTSE Developed Europe Capped Index. Under the representative sampling technique, the investment manager will select securities that collectively have an investment profile similar to that of the FTSE Developed Europe Capped Index, including securities that resemble those included in the FTSE Developed Europe Capped Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings.

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FRANKLIN FTSE EUROPE ETF
FUND SUMMARIES

The Fund may invest in equity futures (including equity index futures) and equity total return swaps to provide additional opportunities to add value and better track the performance of the Fund’s Underlying index, such as to equitize cash and accrued income, simulate investments in the Underlying Index, facilitate trading or minimize transaction costs.

The Fund may enter into foreign currency forward contracts and/or currency futures contracts to provide the Fund with additional opportunities to add value and better track the performance of the Fund’s Underlying Index, such as by facilitating local securities settlements or protecting against currency exposure in connection with distributions to Fund shareholders.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the FTSE Developed Europe Capped Index is concentrated.

Principal Risks

You could lose money by investing in the Fund. Exchange-traded fund (ETF) shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (NAV), trading price, yield, total return and ability to meet its investment goal.

Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

The current global outbreak of the novel strain of coronavirus, COVID-19, has resulted in market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, volatility in consumer demand for certain products, defaults and credit ratings downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity across many industries and may heighten other pre-existing political, social and economic risks, locally or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Fund’s performance.

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FRANKLIN FTSE EUROPE ETF
FUND SUMMARIES

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Foreign Securities (non-U.S.) Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies – e.g., fluctuations may negatively affect investments denominated in foreign currencies and any income received or expenses paid by the Fund in that foreign currency.

Regional Focus Because the Fund invests its assets primarily in companies in a specific region, the Fund is subject to greater risks of adverse developments in that region and/or the surrounding regions than a fund that is more broadly diversified geographically. Political, social or economic disruptions in the region, even in countries in which the Fund is not invested, may adversely affect the value of investments held by the Fund.

Ongoing uncertainty concerning the economic consequences of the January 31, 2020 departure of the United Kingdom from the European Union (EU) and Russia’s military invasion of Ukraine in February 2022 may increase market volatility.

Depositary Receipts Depositary receipts are subject to many of the risks of the underlying securities. For some depositary receipts, the custodian or similar financial institution that holds the issuer's shares in a trust account is located in the issuer's home country. In these cases if the issuer’s home country does not have developed financial markets, the Fund could be exposed to the credit risk of the custodian or financial institution and greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services. The Fund may experience delays in receiving its dividend and interest payments or exercising rights as a shareholder. There may be an increased possibility of untimely responses to certain corporate actions of the issuer in an unsponsored depositary receipt program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between this information and the market value of the depositary receipts.

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FRANKLIN FTSE EUROPE ETF
FUND SUMMARIES

Derivative Instruments The performance of derivative instruments depends largely on the performance of an underlying currency, security, interest rate or index, and such derivatives often have risks similar to the underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund’s initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. Their successful use will usually depend on the investment manager’s ability to accurately forecast movements in the market relating to the underlying instrument. Should a market or markets, or prices of particular classes of investments move in an unexpected manner, especially in unusual or extreme market conditions, the Fund may not realize the anticipated benefits of the transaction, and it may realize losses, which could be significant. If the investment manager is not successful in using such derivative instruments, the Fund’s performance may be worse than if the investment manager did not use such derivatives at all. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security, interest rate, index or other risk being hedged. Derivatives also may present the risk that the other party to the transaction will fail to perform. There is also the risk, especially under extreme market conditions, that a derivative, which usually would operate as a hedge, provides no hedging benefits at all.

Calculation Methodology FTSE Russell relies on various sources of information to assess the criteria of issuers included in the FTSE Developed Europe Capped Index, including information that may be based on assumptions and estimates. Neither the Fund nor the investment manager can offer assurances that FTSE Russell's calculation methodology or sources of information will provide an accurate assessment of included issuers or that the included issuers will provide the Fund with the market exposure it seeks.

Index-Related There is no assurance that the FTSE Developed Europe Capped Index will be determined, composed or calculated accurately. While FTSE Russell provides descriptions of what the FTSE Developed Europe Capped Index is designed to achieve, FTSE Russell does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the FTSE Developed Europe Capped Index will be in line with the described index methodology. Errors in index data, index computations or the construction of the underlying index in accordance with its methodology (including as a result of outdated, unreliable or unavailable market information) may occur and may not be identified and corrected by the index provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Gains, losses or

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FRANKLIN FTSE EUROPE ETF
FUND SUMMARIES

costs to the Fund caused by errors in the FTSE Developed Europe Capped Index may therefore be borne by the Fund and its shareholders.

Non-Correlation There is no guarantee that the Fund will achieve a high degree of correlation to the FTSE Developed Europe Capped Index and therefore achieve its investment goal. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the FTSE Developed Europe Capped Index. In addition, the Fund’s NAV may deviate from the FTSE Developed Europe Capped Index if the Fund fair values a portfolio security at a price other than the price used by the FTSE Developed Europe Capped Index for that security. To the extent that the investment manager uses a representative sampling strategy, the Fund may not track the return of the FTSE Developed Europe Capped Index as well as it would have if the Fund held all of the securities in the FTSE Developed Europe Capped Index.

Tracking Error Tracking error is the divergence of the Fund’s performance from that of the FTSE Developed Europe Capped Index. Tracking error may occur because of differences between the securities held in the Fund’s portfolio and those included in the FTSE Developed Europe Capped Index, pricing differences (including differences between a security’s price at the local market close and the Fund’s valuation of a security at the time of calculation of the Fund’s NAV), transaction costs, the Fund’s holding of cash, differences in timing of the accrual of dividends or interest, tax gains or losses, changes to the FTSE Developed Europe Capped Index or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the FTSE Developed Europe Capped Index does not.

Market Trading The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The investment manager cannot predict whether shares will trade above (premium), below (discount) or at NAV.

Concentration To the extent the Fund concentrates in a specific industry, a group of industries, sector or type of investment, the Fund will carry much greater risks of adverse developments and price movements in such industries, sectors or investments than a fund that invests in a wider variety of industries, sectors or investments. There is also the risk that the Fund will perform poorly during a slump in demand for securities of companies in such industries or sectors.

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FRANKLIN FTSE EUROPE ETF
FUND SUMMARIES

Mid Capitalization Companies Securities issued by mid capitalization companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, mid capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Passive Investment Unlike many investment companies, the Fund is not actively managed and the investment manager does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the investment manager would not necessarily buy or sell a security unless that security is added or removed, respectively, from the FTSE Developed Europe Capped Index, even if that security generally is underperforming.

International Closed Market Trading To the extent that the underlying securities held by the Fund trade on an exchange that is closed when the securities exchange on which the Fund shares list and trade is open, there may be market uncertainty about the stale security pricing (i.e., the last quote from its closed foreign market) resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Authorized Participant Concentration Only an authorized participant (Authorized Participant) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined below), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

Large Shareholder Certain shareholders, including other funds or accounts advised by the investment manager or an affiliate of the investment manager, may from time to time own a substantial amount of the Fund’s shares. In addition, a third-party investor, the investment manager or an affiliate of the investment manager, an authorized participant, a lead market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the

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FUND SUMMARIES

Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Cybersecurity Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager, authorized participants, or index providers (as applicable) and listing exchanges, and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or investment manager. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the Fund, the investment manager and their service providers are subject to the risk of cyber incidents occurring from time to time.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of the Fund's underlying index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

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FRANKLIN FTSE EUROPE ETF
FUND SUMMARIES

Annual Total Returns

Best Quarter:	2020, Q2	15.86%
Worst Quarter:	2020, Q1	-24.44%

As of June 30, 2022, the Fund’s year-to-date return was -21.16%.

Average Annual Total Returns

For periods ended December 31, 2021

	1 Year	Since Inception
Franklin FTSE Europe ETF
Return before taxes	16.21%	7.04%	[1]
Return after taxes on distributions	15.37%	6.13%	[1]
Return after taxes on distributions and sale of Fund shares	10.43%	5.23%	[1]
FTSE Developed Europe Capped Index (index reflects no deduction for fees, expenses or taxes)	16.05%	6.87%	[1]

1.	Since inception November 2, 2017.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Investment Manager

Franklin Advisory Services, LLC (Advisory Services)

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FRANKLIN FTSE EUROPE ETF
FUND SUMMARIES

Portfolio Managers

Dina Ting, CFA

Senior Vice President of Advisory Services and portfolio manager of the Fund since inception (2017).

Hailey Harris

Vice President of Advisory Services and portfolio manager of the Fund since 2019.

Joe Diederich

Vice President of Advisory Services and portfolio manager of the Fund since August 2022.

Basit Amin, CFA

Vice President of Advisory Services and portfolio manager of the Fund since August 2022.

Purchase and Sale of Fund Shares

The Fund is an ETF. Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund issues or redeems shares that have been aggregated into blocks of 200,000 shares or multiples thereof (Creation Units) to Authorized Participants who have entered into agreements with the Fund’s distributor, Franklin Distributors, LLC. The Fund will generally issue or redeem Creation Units in exchange for a basket of securities (and an amount of cash) that the Fund specifies each day.

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the "bid-ask spread"). Recent information, including information on the Fund's NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund's website at https://www.franklintempleton.com/ investor/investments-and-solutions/investment-options/etfs/.

Taxes

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions would generally be taxed when withdrawn from the tax-advantaged account.

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FUND SUMMARIES

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the investment manager or other related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Franklin Distributors, LLC One Franklin Parkway San Mateo, CA 94403-1906 franklintempleton.com Franklin FTSE Europe ETF

Investment Company Act file #811-23124 © 2022 Franklin Templeton. All rights reserved. 10% Total Recycled Fiber 00202209	FLEE PSUM 09/22

SUMMARY PROSPECTUS

FRANKLIN FTSE JAPAN ETF

Franklin Templeton ETF Trust
August 1, 2022 as amended September 8, 2022

Ticker:	Exchange:
FLJP	NYSE Arca, Inc.

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, statement of additional information, reports to shareholders and other information about the Fund online at www.franklintempleton.com/prospectus. You can also get this information at no cost by calling (800) DIAL BEN/342-5236 or by sending an e-mail request to prospectus@franklintempleton.com. The Fund’s prospectus and statement of additional information, both dated August 1, 2022, as may be supplemented, are all incorporated by reference into this Summary Prospectus.

FRANKLIN FTSE JAPAN ETF
FUND SUMMARIES

Investment Goal

To seek to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Japan RIC Capped Index (the FTSE Japan Capped Index).

Fees and Expenses of the Fund

The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. You may also incur other fees, such as usual and customary brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example that follows.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.09%
Distribution and service (12b-1) fees	None
Other expenses	None
Total annual Fund operating expenses	0.09%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$9	$29	$51	$115

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 2.95% of the average value of its portfolio.

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FUND SUMMARIES

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Japan Capped Index and in depositary receipts representing such securities. The FTSE Japan Capped Index is a free float-adjusted market capitalization weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the FTSE Japan Capped Index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the FTSE Japan Capped Index’s weight. The FTSE Japan Capped Index is based on the FTSE Japan Index and is designed to measure the performance of Japanese large- and mid-capitalization stocks. FTSE Russell determines eligible securities for the FTSE Japan Capped Index based on measures such as the company’s place of incorporation, listing country, investor protection regulations present in the country of incorporation, tax domicile, location of headquarters/factors of production and currency of denomination. As of May 31, 2022, the FTSE Japan Capped Index was comprised of 507 securities with capitalizations ranging from $991 million to $227.33 billion.

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Japan Capped Index. The Fund may use either a replication strategy or representative sampling strategy. Under a replication strategy, the Fund will replicate the component securities of the FTSE Japan Capped Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the FTSE Japan Capped Index). However, under various circumstances, it may not be possible or practicable to replicate the FTSE Japan Capped Index. In these circumstances, the Fund may use a “representative sampling” strategy whereby the Fund would invest in what it believes to be a representative sample of the component securities of the FTSE Japan Capped Index, but may not track the FTSE Japan Capped Index with the same degree of accuracy as would an investment vehicle replicating the entire FTSE Japan Capped Index. Under the representative sampling technique, the investment manager will select securities that collectively have an investment profile similar to that of the FTSE Japan Capped Index, including securities that resemble those included in the FTSE Japan Capped Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings.

The Fund may invest in equity futures (including equity index futures) and equity total return swaps to provide additional opportunities to add value and better track the performance of the Fund’s Underlying index, such as to equitize cash and accrued income, simulate investments in the Underlying Index, facilitate trading or minimize transaction costs.

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FUND SUMMARIES

The Fund may enter into foreign currency forward contracts and/or currency futures contracts to provide the Fund with additional opportunities to add value and better track the performance of the Fund’s Underlying Index, such as by facilitating local securities settlements or protecting against currency exposure in connection with distributions to Fund shareholders.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the FTSE Japan Capped Index is concentrated.

Principal Risks

You could lose money by investing in the Fund. Exchange-traded fund (ETF) shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (NAV), trading price, yield, total return and ability to meet its investment goal.

Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

The current global outbreak of the novel strain of coronavirus, COVID-19, has resulted in market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, volatility in consumer demand for certain products, defaults and credit ratings downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity across many industries and may heighten other pre-existing political, social and economic risks, locally or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Fund’s performance.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Foreign Securities (non-U.S.) Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less

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FUND SUMMARIES

stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies – e.g., fluctuations may negatively affect investments denominated in foreign currencies and any income received or expenses paid by the Fund in that foreign currency.

Geographic Focus Because the Fund invests its assets primarily in companies in a specific country and region, the Fund is subject to greater risks of adverse developments in that country, region and/or the surrounding regions than a fund that is more broadly diversified geographically. Political, social or economic disruptions in the country or region, even in countries in which the Fund is not invested, may adversely affect the value of investments held by the Fund.

Japan's economy may be subject to considerable degrees of economic, political and social instability, which could have a negative impact on Japanese securities. The Japanese economy is heavily dependent on international trade and consistent government policy supporting its export market. Changes in governmental regulations on trade, decreasing imports or exports, and/or an economic recession in Japan may cause the value of the Fund's investments to decline. Downturns in the economies of key trading partners such as the United States, China and/or countries in Southeast Asia, including economic, political or social instability in such countries, could also have a negative impact on the Japanese economy as a whole. Currency fluctuations may also adversely impact the Japanese economy, including its export market. In addition, Japan’s labor market is adapting to an aging workforce, declining population, and demand for increased labor mobility. These demographic shifts and fundamental structural changes to the labor market may negatively impact Japan’s economic competitiveness. Japan is also subject to the risk of natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, which could significantly disrupt economic activity and negatively affect the Fund.

Depositary Receipts Depositary receipts are subject to many of the risks of the underlying securities. For some depositary receipts, the custodian or similar financial institution that holds the issuer's shares in a trust account is located in the issuer's home country. In these cases if the issuer’s home country does not have developed financial markets, the Fund could be exposed to the credit risk of the custodian or financial institution and greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times

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FRANKLIN FTSE JAPAN ETF
FUND SUMMARIES

and may charge fees for various services. The Fund may experience delays in receiving its dividend and interest payments or exercising rights as a shareholder. There may be an increased possibility of untimely responses to certain corporate actions of the issuer in an unsponsored depositary receipt program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between this information and the market value of the depositary receipts.

Derivative Instruments The performance of derivative instruments depends largely on the performance of an underlying currency, security, interest rate or index, and such derivatives often have risks similar to the underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund’s initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. Their successful use will usually depend on the investment manager’s ability to accurately forecast movements in the market relating to the underlying instrument. Should a market or markets, or prices of particular classes of investments move in an unexpected manner, especially in unusual or extreme market conditions, the Fund may not realize the anticipated benefits of the transaction, and it may realize losses, which could be significant. If the investment manager is not successful in using such derivative instruments, the Fund’s performance may be worse than if the investment manager did not use such derivatives at all. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security, interest rate, index or other risk being hedged. Derivatives also may present the risk that the other party to the transaction will fail to perform. There is also the risk, especially under extreme market conditions, that a derivative, which usually would operate as a hedge, provides no hedging benefits at all.

Calculation Methodology FTSE Russell relies on various sources of information to assess the criteria of issuers included in the FTSE Japan Capped Index, including information that may be based on assumptions and estimates. Neither the Fund nor the investment manager can offer assurances that FTSE Russell's calculation methodology or sources of information will provide an accurate assessment of included issuers or that the included issuers will provide the Fund with the market exposure it seeks.

Index-Related There is no assurance that the FTSE Japan Capped Index will be determined, composed or calculated accurately. While FTSE Russell provides descriptions of what the FTSE Japan Capped Index is designed to achieve, FTSE Russell does not guarantee the quality, accuracy or completeness of data in

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FUND SUMMARIES

respect of its indices, and does not guarantee that the FTSE Japan Capped Index will be in line with the described index methodology. Errors in index data, index computations or the construction of the underlying index in accordance with its methodology (including as a result of outdated, unreliable or unavailable market information) may occur and may not be identified and corrected by the index provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Gains, losses or costs to the Fund caused by errors in the FTSE Japan Capped Index may therefore be borne by the Fund and its shareholders.

Non-Correlation There is no guarantee that the Fund will achieve a high degree of correlation to the FTSE Japan Capped Index and therefore achieve its investment goal. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the FTSE Japan Capped Index. In addition, the Fund’s NAV may deviate from the FTSE Japan Capped Index if the Fund fair values a portfolio security at a price other than the price used by the FTSE Japan Capped Index for that security. To the extent that the investment manager uses a representative sampling strategy, the Fund may not track the return of the FTSE Japan Capped Index as well as it would have if the Fund held all of the securities in the FTSE Japan Capped Index.

Tracking Error Tracking error is the divergence of the Fund’s performance from that of the FTSE Japan Capped Index. Tracking error may occur because of differences between the securities held in the Fund’s portfolio and those included in the FTSE Japan Capped Index, pricing differences (including differences between a security’s price at the local market close and the Fund’s valuation of a security at the time of calculation of the Fund’s NAV), transaction costs, the Fund’s holding of cash, differences in timing of the accrual of dividends or interest, tax gains or losses, changes to the FTSE Japan Capped Index or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the FTSE Japan Capped Index does not.

Market Trading The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The investment manager cannot predict whether shares will trade above (premium), below (discount) or at NAV.

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Concentration To the extent the Fund concentrates in a specific industry, a group of industries, sector or type of investment, the Fund will carry much greater risks of adverse developments and price movements in such industries, sectors or investments than a fund that invests in a wider variety of industries, sectors or investments. There is also the risk that the Fund will perform poorly during a slump in demand for securities of companies in such industries or sectors.

Mid Capitalization Companies Securities issued by mid capitalization companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, mid capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Passive Investment Unlike many investment companies, the Fund is not actively managed and the investment manager does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the investment manager would not necessarily buy or sell a security unless that security is added or removed, respectively, from the FTSE Japan Capped Index, even if that security generally is underperforming.

International Closed Market Trading To the extent that the underlying securities held by the Fund trade on an exchange that is closed when the securities exchange on which the Fund shares list and trade is open, there may be market uncertainty about the stale security pricing (i.e., the last quote from its closed foreign market) resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Authorized Participant Concentration Only an authorized participant (Authorized Participant) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined below), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

Large Shareholder Certain shareholders, including other funds or accounts advised by the investment manager or an affiliate of the investment manager, may from time to time own a substantial amount of the Fund’s shares. In addition, a third-party investor, the investment manager or an affiliate of the investment

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manager, an authorized participant, a lead market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Cybersecurity Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager, authorized participants, or index providers (as applicable) and listing exchanges, and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or investment manager. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the Fund, the investment manager and their service providers are subject to the risk of cyber incidents occurring from time to time.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of the Fund's underlying index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain

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updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Annual Total Returns

Best Quarter:	2020, Q4	14.87%
Worst Quarter:	2020, Q1	-16.81%

As of June 30, 2022, the Fund’s year-to-date return was -19.53%.

Average Annual Total Returns

For periods ended December 31, 2021

	1 Year	Since Inception
Franklin FTSE Japan ETF
Return before taxes	1.16%	4.96%	[1]
Return after taxes on distributions	0.65%	4.36%	[1]
Return after taxes on distributions and sale of Fund shares	1.15%	3.67%	[1]
FTSE Japan Capped Index (index reflects no deduction for fees, expenses or taxes)	1.20%	4.89%	[1]

1.	Since inception November 2, 2017.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

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Investment Manager

Franklin Advisory Services, LLC (Advisory Services)

Portfolio Managers

Dina Ting, CFA

Senior Vice President of Advisory Services and portfolio manager of the Fund since inception (2017).

Hailey Harris

Vice President of Advisory Services and portfolio manager of the Fund since 2019.

Joe Diederich

Vice President of Advisory Services and portfolio manager of the Fund since August 2022.

Basit Amin, CFA

Vice President of Advisory Services and portfolio manager of the Fund since August 2022.

Purchase and Sale of Fund Shares

The Fund is an ETF. Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund issues or redeems shares that have been aggregated into blocks of 600,000 shares or multiples thereof (Creation Units) to Authorized Participants who have entered into agreements with the Fund’s distributor, Franklin Distributors, LLC. The Fund will generally issue or redeem Creation Units in exchange for a basket of securities (and an amount of cash) that the Fund specifies each day.

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the "bid-ask spread"). Recent information, including information on the Fund's NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund's website at https://www.franklintempleton.com/ investor/investments-and-solutions/investment-options/etfs/.

Taxes

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement

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account, in which case your distributions would generally be taxed when withdrawn from the tax-advantaged account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the investment manager or other related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Franklin Distributors, LLC One Franklin Parkway San Mateo, CA 94403-1906 franklintempleton.com Franklin FTSE Japan ETF

Investment Company Act file #811-23124 © 2022 Franklin Templeton. All rights reserved. 10% Total Recycled Fiber 00202203	FLJP PSUM 09/22

SUMMARY PROSPECTUS

FRANKLIN FTSE LATIN AMERICA ETF

Franklin Templeton ETF Trust
August 1, 2022 as amended September 8, 2022

Ticker:	Exchange:
FLLA	NYSE Arca, Inc.

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, statement of additional information, reports to shareholders and other information about the Fund online at www.franklintempleton.com/prospectus. You can also get this information at no cost by calling (800) DIAL BEN/342-5236 or by sending an e-mail request to prospectus@franklintempleton.com. The Fund’s prospectus and statement of additional information, both dated August 1, 2022, as may be supplemented, are all incorporated by reference into this Summary Prospectus.

FRANKLIN FTSE LATIN AMERICA ETF
FUND SUMMARIES

Investment Goal

To seek to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Latin America RIC Capped Index (the FTSE Latin America Capped Index).

Fees and Expenses of the Fund

The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. You may also incur other fees, such as usual and customary brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example that follows.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.19%
Distribution and service (12b-1) fees	None
Other expenses	None
Total annual Fund operating expenses	0.19%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$19	$61	$107	$243

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 18.50% of the average value of its portfolio.

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Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Latin America Capped Index and in depositary receipts representing such securities. The FTSE Latin America Capped Index is a free float-adjusted market capitalization weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the FTSE Latin America Capped Index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the FTSE Latin America Capped Index’s weight. The FTSE Latin America Capped Index is based on the FTSE Latin America Index and is designed to measure the performance of Latin American large- and mid-capitalization stocks. FTSE Russell determines eligible securities for the FTSE Latin America Capped Index based on measures such as the company’s place of incorporation, listing country, investor protection regulations present in the country of incorporation, tax domicile, location of headquarters/factors of production and currency of denomination. As of May 31, 2022, the FTSE Latin America Capped Index was comprised of 165 securities with capitalizations ranging from $7 million to $91.56 billion.

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Latin America Capped Index. The Fund may use either a replication strategy or representative sampling strategy. Under a replication strategy, the Fund will replicate the component securities of the FTSE Latin America Capped Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the FTSE Latin America Capped Index). However, under various circumstances, it may not be possible or practicable to replicate the FTSE Latin America Capped Index. In these circumstances, the Fund may use a “representative sampling” strategy whereby the Fund would invest in what it believes to be a representative sample of the component securities of the FTSE Latin America Capped Index, but may not track the FTSE Latin America Capped Index with the same degree of accuracy as would an investment vehicle replicating the entire FTSE Latin America Capped Index. Under the representative sampling technique, the investment manager will select securities that collectively have an investment profile similar to that of the FTSE Latin America Capped Index, including securities that resemble those included in the FTSE Latin America Capped Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the FTSE Latin America Capped Index is concentrated.

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The Fund may invest in equity futures (including equity index futures) and equity total return swaps to provide additional opportunities to add value and better track the performance of the Fund’s Underlying index, such as to equitize cash and accrued income, simulate investments in the Underlying Index, facilitate trading or minimize transaction costs.

The Fund may enter into foreign currency forward contracts and/or currency futures contracts to provide the Fund with additional opportunities to add value and better track the performance of the Fund’s Underlying Index, such as by facilitating local securities settlements or protecting against currency exposure in connection with distributions to Fund shareholders.

The Fund intends to be diversified in approximately the same proportion as the FTSE Latin America Capped Index is diversified. The Fund may become “non-diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the FTSE Latin America Capped Index. A “non-diversified” fund generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund. Shareholder approval will not be sought if the Fund becomes non-diversified due solely to a change in the relative market capitalization or index weighting of one or more constituents of the FTSE Latin America Capped Index.

Principal Risks

You could lose money by investing in the Fund. Exchange-traded fund (ETF) shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (NAV), trading price, yield, total return and ability to meet its investment goal.

Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

The current global outbreak of the novel strain of coronavirus, COVID-19, has resulted in market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, volatility in consumer demand for

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certain products, defaults and credit ratings downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity across many industries and may heighten other pre-existing political, social and economic risks, locally or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Fund’s performance.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Foreign Securities (non-U.S.) Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies – e.g., fluctuations may negatively affect investments denominated in foreign currencies and any income received or expenses paid by the Fund in that foreign currency. The risks of foreign investments may be greater in developing or emerging market countries.

Emerging Market Countries The Fund’s investments in emerging market issuers are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation.

Geographic Focus Because the Fund invests its assets primarily in companies in a specific country and region, the Fund is subject to greater risks of adverse developments in that country, region and/or the surrounding regions than a fund that is more broadly diversified geographically. Political, social or economic disruptions in the country or region, even in countries in which the Fund is not invested, may adversely affect the value of investments held by the Fund.

Investments in securities of Latin American issuers involve risks that are specific to Latin America, including certain legal, regulatory, political and economic risks. Latin American economies are generally considered emerging markets and have

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experienced high interest rates, economic volatility, inflation, currency devaluations, government debt defaults and high unemployment rates. Certain Latin American countries have experienced periods of political and economic instability and social unrest in the past. Currency devaluations in any one Latin American country can have a significant effect on the entire Latin American region. Because commodities such as oil and gas, minerals and metals represent a significant percentage of the region’s exports, the economies of Latin American countries are particularly sensitive to fluctuations in commodity prices. International economic conditions, particularly those in the United States, Europe and Asia, as well as world prices for oil and other commodities may also influence the development of Latin American economies. A relatively small number of Latin American companies represents a large portion of Latin America’s total market and thus may be more sensitive to adverse political or economic circumstances and market movements.

Depositary Receipts Depositary receipts are subject to many of the risks of the underlying securities. For some depositary receipts, the custodian or similar financial institution that holds the issuer's shares in a trust account is located in the issuer's home country. In these cases if the issuer’s home country does not have developed financial markets, the Fund could be exposed to the credit risk of the custodian or financial institution and greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services. The Fund may experience delays in receiving its dividend and interest payments or exercising rights as a shareholder. There may be an increased possibility of untimely responses to certain corporate actions of the issuer in an unsponsored depositary receipt program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between this information and the market value of the depositary receipts.

Preferred Securities Preferred securities are subject to general market and issuer-specific risks applicable to equity securities as well as certain risks associated with fixed income securities, including sensitivity to changes in interest rates. Preferred securities may be subordinated to bonds or other debt instruments in an issuer's capital structure, subjecting them to a greater risk of non-payment. The value of preferred securities is heavily dependent on the profitability and cash flows of the issuer and may decline substantially due to the omission or deferment of dividend payments. Preferred securities may be less liquid than other securities, such as common stocks, and generally do not provide voting rights with respect to the issuer.

Derivative Instruments The performance of derivative instruments depends largely on the performance of an underlying currency, security, interest rate or index, and such derivatives often have risks similar to the underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage

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in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund’s initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. Their successful use will usually depend on the investment manager’s ability to accurately forecast movements in the market relating to the underlying instrument. Should a market or markets, or prices of particular classes of investments move in an unexpected manner, especially in unusual or extreme market conditions, the Fund may not realize the anticipated benefits of the transaction, and it may realize losses, which could be significant. If the investment manager is not successful in using such derivative instruments, the Fund’s performance may be worse than if the investment manager did not use such derivatives at all. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security, interest rate, index or other risk being hedged. Derivatives also may present the risk that the other party to the transaction will fail to perform. There is also the risk, especially under extreme market conditions, that a derivative, which usually would operate as a hedge, provides no hedging benefits at all.

Calculation Methodology FTSE Russell relies on various sources of information to assess the criteria of issuers included in the FTSE Latin America Capped Index, including information that may be based on assumptions and estimates. Neither the Fund nor the investment manager can offer assurances that FTSE Russell's calculation methodology or sources of information will provide an accurate assessment of included issuers or that the included issuers will provide the Fund with the market exposure it seeks.

Index-Related There is no assurance that the FTSE Latin America Capped Index will be determined, composed or calculated accurately. While FTSE Russell provides descriptions of what the FTSE Latin America Capped Index is designed to achieve, FTSE Russell does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the FTSE Latin America Capped Index will be in line with the described index methodology. Errors in index data, index computations or the construction of the underlying index in accordance with its methodology (including as a result of outdated, unreliable or unavailable market information) may occur and may not be identified and corrected by the index provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Gains, losses or costs to the Fund caused by errors in the FTSE Latin America Capped Index may therefore be borne by the Fund and its shareholders.

Non-Correlation There is no guarantee that the Fund will achieve a high degree of correlation to the FTSE Latin America Capped Index and therefore achieve its

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FUND SUMMARIES

investment goal. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the FTSE Latin America Capped Index. In addition, the Fund’s NAV may deviate from the FTSE Latin America Capped Index if the Fund fair values a portfolio security at a price other than the price used by the FTSE Latin America Capped Index for that security. To the extent that the investment manager uses a representative sampling strategy, the Fund may not track the return of the FTSE Latin America Capped Index as well as it would have if the Fund held all of the securities in the FTSE Latin America Capped Index.

Tracking Error Tracking error is the divergence of the Fund’s performance from that of the FTSE Latin America Capped Index. Tracking error may occur because of differences between the securities held in the Fund’s portfolio and those included in the FTSE Latin America Capped Index, pricing differences (including differences between a security’s price at the local market close and the Fund’s valuation of a security at the time of calculation of the Fund’s NAV), transaction costs, the Fund’s holding of cash, differences in timing of the accrual of dividends or interest, tax gains or losses, changes to the FTSE Latin America Capped Index or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the FTSE Latin America Capped Index does not.

Market Trading The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The investment manager cannot predict whether shares will trade above (premium), below (discount) or at NAV.

Concentration To the extent the Fund concentrates in a specific industry, a group of industries, sector or type of investment, the Fund will carry much greater risks of adverse developments and price movements in such industries, sectors or investments than a fund that invests in a wider variety of industries, sectors or investments. There is also the risk that the Fund will perform poorly during a slump in demand for securities of companies in such industries or sectors.

Change in Diversification Status In seeking to track the FTSE Latin America Capped Index, the Fund may become non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the FTSE Latin America Capped Index. In such circumstances, the Fund may be more sensitive to economic, business, political or other changes affecting individual

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FUND SUMMARIES

issuers or investments than a diversified fund, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares.

Mid Capitalization Companies Securities issued by mid capitalization companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, mid capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Passive Investment Unlike many investment companies, the Fund is not actively managed and the investment manager does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the investment manager would not necessarily buy or sell a security unless that security is added or removed, respectively, from the FTSE Latin America Capped Index, even if that security generally is underperforming.

International Closed Market Trading To the extent that the underlying securities held by the Fund trade on an exchange that is closed when the securities exchange on which the Fund shares list and trade is open, there may be market uncertainty about the stale security pricing (i.e., the last quote from its closed foreign market) resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Authorized Participant Concentration Only an authorized participant (Authorized Participant) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined below), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

Cash Transactions Unlike certain ETFs, the Fund expects to generally effect its creations and redemptions partially for cash, rather than for in-kind securities. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in Fund shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

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FUND SUMMARIES

Small Fund When the Fund's size is small, the Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange.

Large Shareholder Certain shareholders, including other funds or accounts advised by the investment manager or an affiliate of the investment manager, may from time to time own a substantial amount of the Fund’s shares. In addition, a third-party investor, the investment manager or an affiliate of the investment manager, an authorized participant, a lead market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Cybersecurity Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager, authorized participants, or index providers (as applicable) and listing exchanges, and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or investment manager. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the Fund, the investment manager and their service providers are subject to the risk of cyber incidents occurring from time to time.

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FRANKLIN FTSE LATIN AMERICA ETF
FUND SUMMARIES

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of the Fund's underlying index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Annual Total Returns

Best Quarter:	2020, Q4	34.86%
Worst Quarter:	2020, Q1	-46.33%

As of June 30, 2022, the Fund’s year-to-date return was -0.81%.

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FUND SUMMARIES

Average Annual Total Returns

For periods ended December 31, 2021

	1 Year	Since Inception
Franklin FTSE Latin America ETF
Return before taxes	-9.08%	-4.17%	[1]
Return after taxes on distributions	-11.51%	-5.59%	[1]
Return after taxes on distributions and sale of Fund shares	-5.17%	-3.57%	[1]
FTSE Latin America Capped Index (index reflects no deduction for fees, expenses or taxes)	-8.95%	-4.05%	[1]

1.	Since inception October 9, 2018.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Investment Manager

Franklin Advisory Services, LLC (Advisory Services)

Portfolio Managers

Dina Ting, CFA

Senior Vice President of Advisory Services and portfolio manager of the Fund since inception (2018).

Hailey Harris

Vice President of Advisory Services and portfolio manager of the Fund since 2019.

Joe Diederich

Vice President of Advisory Services and portfolio manager of the Fund since August 2022.

Basit Amin, CFA

Vice President of Advisory Services and portfolio manager of the Fund since August 2022.

Purchase and Sale of Fund Shares

The Fund is an ETF. Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund issues or redeems shares that have been aggregated into

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blocks of 100,000 shares or multiples thereof (Creation Units) to Authorized Participants who have entered into agreements with the Fund’s distributor, Franklin Distributors, LLC. The Fund will generally issue or redeem Creation Units in exchange for a basket of securities (and an amount of cash) that the Fund specifies each day.

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the "bid-ask spread"). Recent information, including information on the Fund's NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund's website at https://www.franklintempleton.com/ investor/investments-and-solutions/investment-options/etfs/.

Taxes

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions would generally be taxed when withdrawn from the tax-advantaged account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the investment manager or other related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Franklin Distributors, LLC One Franklin Parkway San Mateo, CA 94403-1906 franklintempleton.com Franklin FTSE Latin America ETF

Investment Company Act file #811-23124 © 2022 Franklin Templeton. All rights reserved. 10% Total Recycled Fiber 00215062	FLLA PSUM 09/22

SUMMARY PROSPECTUS

FRANKLIN U.S. CORE DIVIDEND TILT INDEX ETF (FORMERLY, FRANKLIN LIBERTYQ GLOBAL DIVIDEND ETF)

Franklin Templeton ETF Trust
August 1, 2022 as amended September 8, 2022

Ticker:	Exchange:
UDIV	NYSE Arca, Inc.

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, statement of additional information, reports to shareholders and other information about the Fund online at www.franklintempleton.com/prospectus. You can also get this information at no cost by calling (800) DIAL BEN/342-5236 or by sending an e-mail request to prospectus@franklintempleton.com. The Fund’s prospectus and statement of additional information, both dated August 1, 2022, as may be supplemented, are all incorporated by reference into this Summary Prospectus.

UDIV	Franklin U.S. Core Dividend Tilt Index ETF

Investment Goal

To seek to provide investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® US Dividend Enhanced Select IndexSM (the Underlying Index).

Fees and Expenses of the Fund

The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. You may also incur other fees, such as usual and customary brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example that follows.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management fees[1]	0.06%
Distribution and service (12b-1) fees	None
Other expenses	None
Total annual Fund operating expenses[1]	0.06%

1. Management fees have been restated to reflect current fiscal year fees as a result of a decrease in the Fund's contractual management fee rate effective August 1, 2022. If the management fees were not restated to reflect such decrease in fees, the amounts shown above would be greater. Consequently, the Fund’s total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$6	$19	$34	$77

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 28.73% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the Underlying Index. The Underlying Index is a systematic, rules-based proprietary index that is maintained and calculated by Morningstar, Inc. (Morningstar or Index Provider). The Underlying Index is based on the Morningstar® US Target Market Exposure Index (Parent Index) and is constructed by applying an optimization process to the Parent Index that aims to deliver a higher dividend yield than the Parent Index, while limiting expected tracking error to the Parent Index (i.e., to provide a “dividend tilt” through the selection and weighting of securities from the Parent Index), as described in greater detail below. The Parent Index includes large- and mid-capitalization stocks representing the top 85% of the investable universe (i.e., U.S. equity market) by float-adjusted market capitalization (“float-adjusted” means that only shares that are estimated to be publicly available to investors are included in the calculation of market capitalization). The Underlying Index is governed by published, objective rules for security selection, exclusion, rebalancing and adjustments for corporate actions. The Underlying Index is reconstituted quarterly.

In particular, the construction process for the Underlying Index includes a security selection and weighting process that aims to deliver a higher dividend yield than the Parent Index (with “dividend yield” calculated based on trailing twelve-month dividend yield) while limiting expected tracking error to the Parent Index through an optimization process that is applied at each quarterly reconstitution of the Underlying Index. Eligible stocks (i.e., those included in the Parent Index) are fed into an “optimizer” that selects and weights stocks in a manner that seeks to maximize the portfolio’s dividend yield (calculated as described above), subject to several constraints, such as those for individual stock and sector weightings, to try to limit expected tracking error relative to the Parent Index, and portfolio turnover. At each quarterly reconstitution of the Underlying Index: (i) individual stock weightings are capped at the lesser of (a) three times their weighting in the Parent Index or (b) their weighting in the Parent Index plus 0.5%; (ii) after the optimization process is applied, stocks must have a minimum weighting of 0.005% to be included in the Underlying Index; (iii) sector weightings are kept within 5% of their weightings in the Parent Index; and (iv) the one-way turnover of the Underlying Index is capped at 10% (this portfolio turnover constraint may be relaxed if an optimal portfolio solution is not feasible).

As the Underlying Index is a “Core Dividend Tilt Index” that is designed to provide a “dividend tilt” by seeking to deliver a higher dividend yield than the Parent Index while at the same time providing “core” exposure to the U.S. equity market through the tracking error and other constraints described above, the Underlying Index includes certain stocks that do not currently pay dividends (in other words, the application of the tracking error and other constraints as part of the index methodology security selection process results in certain non-dividend paying stocks being included in the Underlying Index). The Underlying Index may include large- and mid-capitalization companies. As of June 30, 2022, the Underlying Index was comprised of 320 securities with capitalizations ranging from $1.07 billion to $2.10 trillion.

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the Underlying Index. The Fund may use either a replication strategy or representative sampling strategy. Under a replication strategy, the Fund will replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, the Fund may use a representative sampling strategy whereby the Fund will invest in what it believes to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, the investment manager will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund’s portfolio is generally reconstituted quarterly following the quarterly reconstitution of the Underlying Index.

The Fund may invest in equity futures (including equity index futures) and equity total return swaps to provide additional opportunities to add value and better track the performance of the Fund’s Underlying index, such as to equitize cash and accrued income, simulate investments in the Underlying Index, facilitate trading or minimize transaction costs.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of June 30, 2022, the Underlying Index was concentrated in the technology sector.

Principal Risks

You could lose money by investing in the Fund. Exchange-traded fund (ETF) shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (NAV), trading price, yield, total return and ability to meet its investment goal.

Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

The current global outbreak of the novel strain of coronavirus, COVID-19, has resulted in market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, volatility in consumer demand for certain products, defaults and credit ratings downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity across many industries and may heighten other pre-existing political, social and economic risks, locally or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Fund’s performance.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Dividend-Oriented Companies Companies that have historically paid regular dividends to shareholders may decrease or eliminate dividend payments in the future. A decrease in dividend payments by an issuer may result in a decrease in the value of the issuer’s stock and less available income for the Fund.

Derivative Instruments The performance of derivative instruments depends largely on the performance of an underlying currency, security, interest rate or index, and such derivatives often have risks similar to the underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund’s initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. Their successful use will usually depend on the investment manager’s ability to accurately forecast movements in the market relating to the underlying instrument. Should a market or markets, or prices of particular classes of investments move in an unexpected manner, especially in unusual or extreme market conditions, the Fund may not realize the anticipated benefits of the transaction, and it may realize losses, which could be significant. If the investment manager is not successful in using such derivative instruments, the Fund’s performance may be worse than if the investment manager did not use such derivatives at all. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security, interest rate, index or other risk being hedged. Derivatives also may present the risk that the other party to the transaction will fail to perform. There is also the risk, especially under extreme market conditions, that a derivative, which usually would operate as a hedge, provides no hedging benefits at all.

Calculation Methodology The Index Provider relies on various sources of information to assess the criteria of issuers included in the Underlying Index (or the Parent Index), including information that may be based on assumptions and estimates. Neither the Fund nor the investment manager can offer assurances that the Underlying Index's calculation methodology or sources of information will provide an accurate assessment of included issuers or that the included issuers will provide the Fund with the market exposure it seeks.

Index-Related There is no assurance that the Underlying Index will be determined, composed or calculated accurately. While the Index Provider provides descriptions of what the Underlying Index is designed to achieve, the Index Provider does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the Underlying Index will be in line with the described index methodology. Errors in index data, index computations or the construction of the underlying index in accordance with its methodology (including as a result of outdated, unreliable or unavailable market information) may occur and may not be identified and corrected by the index provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Gains, losses or costs to the Fund caused by errors in the Underlying Index may therefore be borne by the Fund and its shareholders.

Non-Correlation There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment goal. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. In addition, the Fund’s NAV may deviate from the Underlying Index if the Fund fair values a portfolio security at a price other than the price used by the Underlying Index for that security. To the extent that the investment manager uses a representative sampling strategy, the Fund may not track the return of the Underlying Index as well as it would have if the Fund held all of the securities in the Underlying Index.

Tracking Error Tracking error is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities held in the Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs, the Fund’s holding of cash, differences in timing of the accrual of dividends or interest, tax gains or losses, changes to the Underlying Index or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.

Market Trading The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The investment manager cannot predict whether shares will trade above (premium), below (discount) or at NAV.

Concentration To the extent the Fund concentrates in a specific industry, a group of industries, sector or type of investment, the Fund will carry much greater risks of adverse developments and price movements in such industries, sectors or investments than a fund that invests in a wider variety of industries, sectors or investments. There is also the risk that the Fund will perform poorly during a slump in demand for securities of companies in such industries or sectors.

The Fund may focus in the technology sector. The technology sector has historically been volatile due to the rapid pace of product change and development within the sector. Companies in the technology sector may be affected by worldwide technological developments, the success of their products and services (which may be outdated quickly), anticipated products or services that are delayed or cancelled, and investor perception of the company and/or its products or services. Technology companies may also be affected by legislation or changes in government regulation and policies.

Mid Capitalization Companies Securities issued by mid capitalization companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, mid capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Large Capitalization Companies Large capitalization companies may fall out of favor with investors based on market and economic conditions. Large capitalization companies may underperform relative to small and mid capitalization companies because they may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Passive Investment Unlike many investment companies, the Fund is not actively managed and the investment manager does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the investment manager would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Authorized Participant Concentration Only an authorized participant (Authorized Participant) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined below), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

Small Fund When the Fund's size is small, the Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange.

Large Shareholder Certain shareholders, including other funds or accounts advised by the investment manager or an affiliate of the investment manager, may from time to time own a substantial amount of the Fund’s shares. In addition, a third-party investor, the investment manager or an affiliate of the investment manager, an authorized participant, a lead market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Cybersecurity Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager, authorized participants, or index providers (as applicable) and listing exchanges, and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or investment manager. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the Fund, the investment manager and their service providers are subject to the risk of cyber incidents occurring from time to time.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with the Fund's Underlying Index and a secondary index with characteristics relevant to the Fund. On August 1, 2022, the Fund's underlying index was changed from the LibertyQ Global Dividend Index to the Morningstar® US Dividend Enhanced Select IndexSM. Fund performance prior to that date reflects the Fund seeking to track the performance of the LibertyQ Global Dividend Index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Annual Total Returns

Best Quarter:	2020, Q4	14.57%
Worst Quarter:	2020, Q1	-23.91%

As of June 30, 2022, the Fund’s year-to-date return was -12.37%.

Average Annual Total Returns

For periods ended December 31, 2021

	1 Year	5 Years	Since Inception
Franklin U.S.Core Dividend Tilt Index ETF
Return before taxes	19.55%	11.09%	10.35%	[1]
Return after taxes on distributions	18.82%	10.00%	9.27%	[1]
Return after taxes on distributions and sale of Fund shares	12.28%	8.44%	7.87%	[1]
Morningstar® US Dividend Enhanced Select IndexSM (index reflects no deduction for fees, expenses or taxes)[2]	N/A%	N/A%	N/A%	[1]
MSCI AC World ex-REITS Index-NR (index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding)[2,3]	18.22%	14.48%	14.10%	[1]
Morningstar® US Target Market Exposure Index (index reflects no deduction for fees, expenses or taxes)[2]	26.50%	18.04%	17.55%	[1]

1.	Since inception June 1, 2016.
2.

Effective August 1, 2022, the Fund changed its underlying index from the LibertyQ Global Dividend Index to the Morningstar® US Dividend Enhanced Select IndexSM. Performance information is not available for the Morningstar® US Dividend Enhanced Select IndexSM because it did not commence calculation and publication until June 17, 2022. The Morningstar® US Dividend Enhanced Select IndexSM replaced the MSCI AC World ex-REITS Index-NR as the Fund’s primary benchmark to more accurately reflect the Fund’s new investment strategy.

3.

Going forward, the table will present blended performance information comprised of the performance of the Fund's previous underlying index from Fund inception through July 31, 2022, followed by the performance of the Fund's Underlying Index thereafter. The table will also present blended performance information comprised of the performance of the Fund's prior benchmark index (MSCI AC World ex-REITS Index-NR) from Fund inception through July 31, 2022, followed by the performance of the Parent Index (Morningstar® US Target Market Exposure Index) thereafter.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Investment Manager

Franklin Advisory Services, LLC (Advisory Services)

Portfolio Managers

Dina Ting, CFA

Senior Vice President of Advisory Services and portfolio manager of the Fund since inception (2016).

Hailey Harris

Vice President of Advisory Services and portfolio manager of the Fund since 2019.

Joe Diederich

Vice President of Advisory Services and portfolio manager of the Fund since August 2022.

Basit Amin, CFA

Vice President of Advisory Services and portfolio manager of the Fund since August 2022.

Purchase and Sale of Fund Shares

The Fund is an ETF. Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund issues or redeems shares that have been aggregated into blocks of 200,000 shares or multiples thereof (Creation Units) to Authorized Participants who have entered into agreements with the Fund’s distributor, Franklin Distributors, LLC. The Fund will generally issue or redeem Creation Units in exchange for a basket of securities (and an amount of cash) that the Fund specifies each day.

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information, including information on the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at https://www.franklintempleton.com/investor/investments-and-solutions/investment-options/etfs/.

Taxes

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions would generally be taxed when withdrawn from the tax-advantaged account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the investment manager or other related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Franklin Distributors, LLC One Franklin Parkway San Mateo, CA 94403-1906 franklintempleton.com Franklin U.S. Core Dividend Tilt Index ETF

Investment Company Act file #811-23124 © 2022 Franklin Templeton. All rights reserved. 10% Total Recycled Fiber 00277544	UDIV PSUM 09/22

SUMMARY PROSPECTUS

FRANKLIN EMERGING MARKET CORE DIVIDEND TILT INDEX ETF (FORMERLY, FRANKLIN LIBERTYQ EMERGING MARKETS ETF)

Franklin Templeton ETF Trust
August 1, 2022 as amended September 8, 2022

Ticker:	Exchange:
DIEM	NYSE Arca, Inc.

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, statement of additional information, reports to shareholders and other information about the Fund online at www.franklintempleton.com/prospectus. You can also get this information at no cost by calling (800) DIAL BEN/342-5236 or by sending an e-mail request to prospectus@franklintempleton.com. The Fund’s prospectus and statement of additional information, both dated August 1, 2022, as may be supplemented, are all incorporated by reference into this Summary Prospectus.

DIEM	Franklin Emerging Market Core Dividend Tilt Index ETF

Investment Goal

To seek to provide investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Emerging Markets Dividend Enhanced Select IndexSM (the Underlying Index).

Fees and Expenses of the Fund

The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. You may also incur other fees, such as usual and customary brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example that follows.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management fees[1]	0.19%
Distribution and service (12b-1) fees	None
Other expenses	None
Total annual Fund operating expenses[1]	0.19%

1. Management fees have been restated to reflect current fiscal year fees as a result of a decrease in the Fund's contractual management fee rate effective August 1, 2022. If the management fees were not restated to reflect such decrease in fees, the amounts shown above would be greater. Consequently, the Fund’s total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$19	$61	$107	$243

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 34.27% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the Underlying Index and in depositary receipts representing such securities. The Underlying Index is a systematic, rules-based proprietary index that is maintained and calculated by Morningstar, Inc. (Morningstar or Index Provider). The Underlying Index is based on the Morningstar® Emerging Markets Target Market Exposure Index (Parent Index) and is constructed by applying an optimization process to the Parent Index that aims to deliver a higher dividend yield than the Parent Index, while limiting expected tracking error to the Parent Index (i.e., to provide a “dividend tilt” through the selection and weighting of securities from the Parent Index), as described in greater detail below. The Parent Index includes large- and mid-capitalization stocks representing the top 85% of the investable universe (i.e., emerging markets equity markets) by float-adjusted market capitalization (“float-adjusted” means that only shares that are estimated to be publicly available to investors are included in the calculation of market capitalization). The Underlying Index is governed by published, objective rules for security selection, exclusion, rebalancing and adjustments for corporate actions. The Underlying Index is reconstituted quarterly.

In particular, the construction process for the Underlying Index includes a security selection and weighting process that aims to deliver a higher dividend yield than the Parent Index (with “dividend yield” calculated based on trailing twelve-month dividend yield) while limiting expected tracking error to the Parent Index through an optimization process that is applied at each quarterly reconstitution of the Underlying Index. Eligible stocks (i.e., those included in the Parent Index) are fed into an “optimizer” that selects and weights stocks in a manner that seeks to maximize the portfolio’s dividend yield (calculated as described above), subject to several constraints, such as those for individual stock, sector and country weightings, to try to limit expected tracking error relative to the Parent Index, and portfolio turnover. At each quarterly reconstitution of the Underlying Index: (i) individual stock weightings are capped at the lesser of (a) three times their weighting in the Parent Index or (b) their weighting in the Parent Index plus 0.5%; (ii) after the optimization process is applied, stocks must have a minimum weighting of 0.005% to be included in the Underlying Index; (iii) sector weightings are kept within 5% of their weightings in the Parent Index; (iv) country weightings are kept within 5% of their weightings in the Parent Index and are capped at 3 times the country weight of the Parent Index; and (v) the one-way turnover of the Underlying Index is capped at 20% (this portfolio turnover constraint may be relaxed if an optimal portfolio solution is not feasible).

As the Underlying Index is a “Core Dividend Tilt Index” that is designed to provide a “dividend tilt” by seeking to deliver a higher dividend yield than the Parent Index while at the same time providing “core” exposure to the emerging markets equity markets through the tracking error and other constraints described above, the Underlying Index includes certain stocks that do not currently pay dividends (in other words, the application of the tracking error and other constraints as part of the index methodology security selection process results in certain non-dividend paying stocks being included in the Underlying Index). The Underlying Index may include large- and mid-capitalization companies. As of June 30, 2022, the Underlying Index was comprised of 507 securities with capitalizations ranging from $144 million to $303 billion. As of June 30, 2022, the Underlying Index included issuers from the following countries: Brazil, Chile, China, Columbia, Czech Republic, Greece, Hungary, India, Indonesia, Kuwait, Malaysia, Mexico, Pakistan, Peru, Philippines, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates.

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the Underlying Index. The Fund may use either a replication strategy or representative sampling strategy. Under a replication strategy, the Fund will replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, the Fund may use a representative sampling strategy whereby the Fund will invest in what it believes to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, the investment manager will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund’s portfolio is generally reconstituted quarterly following the quarterly reconstitution of the Underlying Index.

The Fund may invest in equity futures (including equity index futures) and equity total return swaps to provide additional opportunities to add value and better track the performance of the Fund’s Underlying index, such as to equitize cash and accrued income, simulate investments in the Underlying Index, facilitate trading or minimize transaction costs.

The Fund may enter into foreign currency forward contracts and/or currency futures contracts to provide the Fund with additional opportunities to add value and better track the performance of the Fund’s Underlying Index, such as by facilitating local securities settlements or protecting against currency exposure in connection with distributions to Fund shareholders.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of June 30, 2022, the Underlying Index was concentrated in the financials sector.

Principal Risks

You could lose money by investing in the Fund. Exchange-traded fund (ETF) shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (NAV), trading price, yield, total return and ability to meet its investment goal.

Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

The current global outbreak of the novel strain of coronavirus, COVID-19, has resulted in market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, volatility in consumer demand for certain products, defaults and credit ratings downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity across many industries and may heighten other pre-existing political, social and economic risks, locally or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Fund’s performance.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Foreign Securities (non-U.S.) Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies – e.g., fluctuations may negatively affect investments denominated in foreign currencies and any income received or expenses paid by the Fund in that foreign currency. The risks of foreign investments may be greater in developing or emerging market countries.

Emerging Market Countries The Fund’s investments in emerging market issuers are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation.

Regional The Fund will invest in specific countries or geographic regions to approximately the same extent as the Underlying Index. To the extent that the Fund invests a significant portion of its assets in a specific geographic region or a particular country, the Fund will generally have more exposure to the specific regional or country economic risks. In the event of economic or political turmoil or a deterioration of diplomatic relations in a region or country where a substantial portion of the Fund’s assets are invested, the Fund may experience substantial illiquidity or reduction in the value of the Fund’s investments. Adverse conditions in a certain region or country can also adversely affect securities of issuers in other countries whose economies appear to be unrelated.

There are special risks associated with investments in China, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization and exchange control regulations (including currency blockage). Inflation and rapid fluctuations in inflation and interest rates have had, and may continue to have, negative effects on the economy and securities markets of China. China is deemed by the investment manager to be an emerging markets country, which means an investment in this country has more heightened risks than general foreign investing due to a lack of established legal, political, business and social frameworks and accounting standards or auditor oversight in the country to support securities markets as well as the possibility for more widespread corruption and fraud. In addition, the standards for environmental, social and corporate governance matters in China also tend to be lower than such standards in more developed economies. Also, certain securities issued by companies located or operating in China, such as China A-Shares, are subject to trading restrictions, quota limitations, and clearing and settlement risks. In addition, there may be significant obstacles to obtaining information necessary for investigations into or litigation against companies located in or operating in China and shareholders may have limited legal remedies. The Fund is not actively managed and does not select investments based on investor protection considerations.

Trade disputes and the imposition of tariffs on goods and services can affect the Chinese economy, particularly in light of China's large export sector, as well as the global economy. Trade disputes can result in increased costs of production and reduced profitability for non-export-dependent companies that rely on imports to the extent China engages in retaliatory tariffs. Trade disputes may also lead to increased currency exchange rate volatility.

Certain investments in Chinese companies may be made through a special structure known as a VIE. In a VIE structure, foreign investors, such as the Fund, will only own stock in a shell company rather than directly in the VIE, which must be owned by Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the Fund’s returns and net asset value.

Depositary Receipts Depositary receipts are subject to many of the risks of the underlying securities. For some depositary receipts, the custodian or similar financial institution that holds the issuer's shares in a trust account is located in the issuer's home country. In these cases if the issuer’s home country does not have developed financial markets, the Fund could be exposed to the credit risk of the custodian or financial institution and greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services. The Fund may experience delays in receiving its dividend and interest payments or exercising rights as a shareholder. There may be an increased possibility of untimely responses to certain corporate actions of the issuer in an unsponsored depositary receipt program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between this information and the market value of the depositary receipts.

Dividend-Oriented Companies Companies that have historically paid regular dividends to shareholders may decrease or eliminate dividend payments in the future. A decrease in dividend payments by an issuer may result in a decrease in the value of the issuer’s stock and less available income for the Fund.

Derivative Instruments The performance of derivative instruments depends largely on the performance of an underlying currency, security, interest rate or index, and such derivatives often have risks similar to the underlying instrument, in addition to other risks.

Derivatives involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund’s initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. Their successful use will usually depend on the investment manager’s ability to accurately forecast movements in the market relating to the underlying instrument. Should a market or markets, or prices of particular classes of investments move in an unexpected manner, especially in unusual or extreme market conditions, the Fund may not realize the anticipated benefits of the transaction, and it may realize losses, which could be significant. If the investment manager is not successful in using such derivative instruments, the Fund’s performance may be worse than if the investment manager did not use such derivatives at all. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security, interest rate, index or other risk being hedged. Derivatives also may present the risk that the other party to the transaction will fail to perform. There is also the risk, especially under extreme market conditions, that a derivative, which usually would operate as a hedge, provides no hedging benefits at all.

Calculation Methodology The Index Provider relies on various sources of information to assess the criteria of issuers included in the Underlying Index (or the Parent Index), including information that may be based on assumptions and estimates. Neither the Fund nor the investment manager can offer assurances that the Underlying Index's calculation methodology or sources of information will provide an accurate assessment of included issuers or that the included issuers will provide the Fund with the market exposure it seeks.

Index-Related There is no assurance that the Underlying Index will be determined, composed or calculated accurately. While the Index Provider provides descriptions of what the Underlying Index is designed to achieve, the Index Provider does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the Underlying Index will be in line with the described index methodology. Errors in index data, index computations or the construction of the underlying index in accordance with its methodology (including as a result of outdated, unreliable or unavailable market information) may occur and may not be identified and corrected by the index provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Gains, losses or costs to the Fund caused by errors in the Underlying Index may therefore be borne by the Fund and its shareholders.

Non-Correlation There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment goal. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. In addition, the Fund’s NAV may deviate from the Underlying Index if the Fund fair values a portfolio security at a price other than the price used by the Underlying Index for that security. To the extent that the investment manager uses a representative sampling strategy, the Fund may not track the return of the Underlying Index as well as it would have if the Fund held all of the securities in the Underlying Index.

Tracking Error Tracking error is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities held in the Fund’s portfolio and those included in the Underlying Index, pricing differences (including differences between a security’s price at the local market close and the Fund’s valuation of a security at the time of calculation of the Fund’s NAV), transaction costs, the Fund’s holding of cash, differences in timing of the accrual of dividends or interest, tax gains or losses, changes to the Underlying Index or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.

Market Trading The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The investment manager cannot predict whether shares will trade above (premium), below (discount) or at NAV.

To the extent that the underlying securities held by the Fund trade on an exchange that is closed when the securities exchange on which the Fund shares list and trade is open, there may be market uncertainty about the stale security pricing (i.e., the last quote from its closed foreign market) resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Concentration To the extent the Fund concentrates in a specific industry, a group of industries, sector or type of investment, the Fund will carry much greater risks of adverse developments and price movements in such industries, sectors or investments than a fund that invests in a wider variety of industries, sectors or investments. There is also the risk that the Fund will perform poorly during a slump in demand for securities of companies in such industries or sectors.

The Fund may focus in the financial services sector. Financial services companies are subject to extensive government regulation that may affect their profitability in many ways, including by limiting the amount and types of loans and other commitments they can make, and the interest rates and fees they can charge. A financial services company's profitability, and therefore its stock prices, is especially sensitive to interest rate changes as well as the ability of borrowers to repay their loans. Changing regulations, continuing consolidations, and development of new products and structures all are likely to have a significant impact on financial services companies.

Mid Capitalization Companies Securities issued by mid capitalization companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, mid capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Large Capitalization Companies Large capitalization companies may fall out of favor with investors based on market and economic conditions. Large capitalization companies may underperform relative to small and mid capitalization companies because they may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Passive Investment Unlike many investment companies, the Fund is not actively managed and the investment manager does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the investment manager would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Authorized Participant Concentration Only an authorized participant (Authorized Participant) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined below), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

Cash Transactions Unlike certain ETFs, the Fund expects to generally effect its creations and redemptions partially for cash, rather than for in-kind securities. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in Fund shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

Small Fund When the Fund's size is small, the Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange.

Large Shareholder Certain shareholders, including other funds or accounts advised by the investment manager or an affiliate of the investment manager, may from time to time own a substantial amount of the Fund’s shares. In addition, a third-party investor, the investment manager or an affiliate of the investment manager, an authorized participant, a lead market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Cybersecurity Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager, authorized participants, or index providers (as applicable) and listing exchanges, and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or investment manager. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the Fund, the investment manager and their service providers are subject to the risk of cyber incidents occurring from time to time.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with the Fund's Underlying Index and a secondary index with characteristics relevant to the Fund. On August 1, 2022, the Fund's underlying index was changed from the LibertyQ Emerging Markets Index to the Morningstar® Emerging Markets Dividend Enhanced Select IndexSM. Fund performance prior to that date reflects the Fund seeking to track the performance of the LibertyQ Emerging Markets Index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Annual Total Returns

Best Quarter:	2020, Q4	17.24%
Worst Quarter:	2020, Q1	-25.58%

As of June 30, 2022, the Fund’s year-to-date return was -20.29%.

Average Annual Total Returns

For periods ended December 31, 2021

	1 Year	5 Years	Since Inception
Franklin Emerging Market Core Dividend Tilt Index ETF
Return before taxes	6.86%	6.75%	6.71%	[1]
Return after taxes on distributions	6.03%	6.43%	6.40%	[1]
Return after taxes on distributions and sale of Fund shares	4.94%	5.84%	5.76%	[1]
Morningstar® Emerging Markets Dividend Enhanced Select IndexSM (index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding)[2]	N/A%	N/A%	N/A%	[1]
MSCI Emerging Markets Index-NR (index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding)[2,3]	-2.54%	9.88%	10.44%	[1]
Morningstar® Emerging Markets Target Market Exposure Index (index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding)[3]	-1.77%	10.21%	10.83%	[1]

1.	Since inception June 1, 2016.
2.

Effective August 1, 2022, the Fund changed its underlying index from the LibertyQ Emerging Markets Index to the Morningstar® Emerging Markets Dividend Enhanced Select IndexSM. Performance information is not available for the Morningstar® Emerging Markets Dividend Enhanced Select IndexSM because it did not commence calculation and publication until June 17, 2022. The Morningstar® Emerging Markets Dividend Enhanced Select IndexSM replaced the MSCI Emerging Markets Index-NR as the Fund’s primary benchmark to more accurately reflect the Fund’s new investment strategy.

3.

Going forward, the table will present blended performance information comprised of the performance of the Fund's previous underlying index from Fund inception through July 31, 2022, followed by the performance of the Fund's Underlying Index thereafter. The table will also present blended performance information comprised of the performance of the Fund's prior benchmark index (MSCI Emerging Markets Index-NR) from Fund inception through July 31, 2022, followed by the performance of the Parent Index (Morningstar® Emerging Markets Target Market Exposure Index) thereafter.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Investment Manager

Franklin Advisory Services, LLC (Advisory Services)

Portfolio Managers

Dina Ting, CFA

Senior Vice President of Advisory Services and portfolio manager of the Fund since inception (2016).

Hailey Harris

Vice President of Advisory Services and portfolio manager of the Fund since 2019.

Joe Diederich

Vice President of Advisory Services and portfolio manager of the Fund since August 2022.

Basit Amin, CFA

Vice President of Advisory Services and portfolio manager of the Fund since August 2022.

Purchase and Sale of Fund Shares

The Fund is an ETF. Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund issues or redeems shares that have been aggregated into blocks of 200,000 shares or multiples thereof (Creation Units) to Authorized Participants who have entered into agreements with the Fund’s distributor, Franklin Distributors, LLC. The Fund will generally issue or redeem Creation Units in exchange for a basket of securities (and an amount of cash) that the Fund specifies each day.

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information, including information on the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at https://www.franklintempleton.com/investor/investments-and-solutions/investment-options/etfs/.

Taxes

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions would generally be taxed when withdrawn from the tax-advantaged account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the investment manager or other related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Franklin Distributors, LLC One Franklin Parkway San Mateo, CA 94403-1906 franklintempleton.com Franklin Emerging Market Core Dividend Tilt Index ETF

Investment Company Act file #811-23124 © 2022 Franklin Templeton. All rights reserved. 10% Total Recycled Fiber 00277543	DIEM PSUM 09/22

SUMMARY PROSPECTUS

FRANKLIN INTERNATIONAL CORE DIVIDEND TILT INDEX ETF (FORMERLY, FRANKLIN LIBERTYQ INTERNATIONAL EQUITY HEDGED ETF)

Franklin Templeton ETF Trust
August 1, 2022 as amended September 8, 2022

Ticker:	Exchange:
DIVI	NYSE Arca, Inc.

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, statement of additional information, reports to shareholders and other information about the Fund online at

www.franklintempleton.com/prospectus. You can also get this information at no cost by calling (800) DIAL BEN/342-5236 or by sending an e-mail request to prospectus@franklintempleton.com. The Fund’s prospectus and statement of additional information, both dated August 1, 2022, as may be supplemented, are all incorporated by reference into this Summary Prospectus.

DIVI	Franklin International Core Dividend Tilt Index ETF

Investment Goal

To seek to provide investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Developed Markets ex-North America Dividend Enhanced Select IndexSM (the Underlying Index).

Fees and Expenses of the Fund

The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. You may also incur other fees, such as usual and customary brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example that follows.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management fees[1]	0.09%
Distribution and service (12b-1) fees	None
Other expenses	None
Total annual Fund operating expenses[1]	0.09%

1. Management fees have been restated to reflect current fiscal year fees as a result of a decrease in the Fund's contractual management fee rate effective August 1, 2022. If the management fees were not restated to reflect such decrease in fees, the amounts shown above would be greater. Consequently, the Fund’s total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$9	$29	$51	$115

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 30.20% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the Underlying Index and in depositary receipts representing such securities. The Underlying Index is a systematic, rules-based proprietary index that is maintained and calculated by Morningstar, Inc. (Morningstar or Index Provider). The Underlying Index is based on the Morningstar® Developed Markets ex-North America Target Market Exposure Index (Parent Index) and is constructed by applying an optimization process to the Parent Index that aims to deliver a higher dividend yield than the Parent Index, while limiting expected tracking error to the Parent Index (i.e., to provide a “dividend tilt” through the selection and weighting of securities from the Parent Index), as described in greater detail below. The Parent Index includes large- and mid-capitalization stocks representing the top 85% of the investable universe (i.e., developed markets equity markets excluding North America) by float-adjusted market capitalization (“float-adjusted” means that only shares that are estimated to be publicly available to investors are included in the calculation of market capitalization). The Underlying Index is governed by published, objective rules for security selection, exclusion, rebalancing and adjustments for corporate actions. The Underlying Index is reconstituted quarterly.

In particular, the construction process for the Underlying Index includes a security selection and weighting process that aims to deliver a higher dividend yield than the Parent Index (with “dividend yield” calculated based on trailing twelve-month dividend yield) while limiting expected tracking error to the Parent Index through an optimization process that is applied at each quarterly reconstitution of the Underlying Index. Eligible stocks (i.e., those included in the Parent Index) are fed into an “optimizer” that selects and weights stocks in a manner that seeks to maximize the portfolio’s dividend yield (calculated as described above), subject to several constraints, such as those for individual stock, sector and country weightings, to try to limit expected tracking error relative to the Parent Index, and portfolio turnover. At each quarterly reconstitution of the Underlying Index: (i) individual stock weightings are capped at the lesser of (a) three times their weighting in the Parent Index or (b) their weighting in the Parent Index plus 0.5%; (ii) after the optimization process is applied, stocks must have a minimum weighting of 0.005% to be included in the Underlying Index; (iii) sector weightings are kept within 5% of their weightings in the Parent Index; (iv) country weightings are kept within 5% of their weightings in the Parent Index and are capped at 3 times the country weight of the Parent Index; and (v) the one-way turnover of the Underlying Index is capped at 10% (this portfolio turnover constraint may be relaxed if an optimal portfolio solution is not feasible).

As the Underlying Index is a “Core Dividend Tilt Index” that is designed to provide a “dividend tilt” by seeking to deliver a higher dividend yield than the Parent Index while at the same time providing “core” exposure to the developed markets equity markets excluding North America through the tracking error and other constraints described above, the Underlying Index includes certain stocks that do not currently pay dividends (in other words, the application of the tracking error and other constraints as part of the index methodology security selection process results in certain non-dividend paying stocks being included in the Underlying Index). The Underlying Index may include large- and mid-capitalization companies. As of June 30, 2022, the Underlying Index was comprised of 548 securities with capitalizations ranging from $131 million to $328 billion. As of June 30, 2022 the Underlying Index included issuers from the following countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, United Kingdom, and Poland.

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the Underlying Index. The Fund may use either a replication strategy or representative sampling strategy. Under a replication strategy, the Fund will replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, the Fund may use a representative sampling strategy whereby the Fund will invest in what it believes to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, the investment manager will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund’s portfolio is generally reconstituted quarterly following the quarterly reconstitution of the Underlying Index.

The Fund may invest in equity futures (including equity index futures) and equity total return swaps to provide additional opportunities to add value and better track the performance of the Fund’s Underlying index, such as to equitize cash and accrued income, simulate investments in the Underlying Index, facilitate trading or minimize transaction costs.

The Fund may enter into foreign currency forward contracts and/or currency futures contracts to provide the Fund with additional opportunities to add value and better track the performance of the Fund’s Underlying Index, such as by facilitating local securities settlements or protecting against currency exposure in connection with distributions to Fund shareholders.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

Principal Risks

You could lose money by investing in the Fund. Exchange-traded fund (ETF) shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (NAV), trading price, yield, total return and ability to meet its investment goal.

Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

The current global outbreak of the novel strain of coronavirus, COVID-19, has resulted in market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, volatility in consumer demand for certain products, defaults and credit ratings downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity across many industries and may heighten other pre-existing political, social and economic risks, locally or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Fund’s performance.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Foreign Securities (non-U.S.) Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies – e.g., fluctuations may negatively affect investments denominated in foreign currencies and any income received or expenses paid by the Fund in that foreign currency.

Regional The Fund will invest in specific countries or geographic regions to approximately the same extent as the Underlying Index. To the extent that the Fund invests a significant portion of its assets in a specific geographic region or a particular country, the Fund will generally have more exposure to the specific regional or country economic risks. In the event of economic or political turmoil or a deterioration of diplomatic relations in a region or country where a substantial portion of the Fund’s assets are invested, the Fund may experience substantial illiquidity or reduction in the value of the Fund’s investments. Adverse conditions in a certain region or country can also adversely affect securities of issuers in other countries whose economies appear to be unrelated.

Depositary Receipts Depositary receipts are subject to many of the risks of the underlying securities. For some depositary receipts, the custodian or similar financial institution that holds the issuer's shares in a trust account is located in the issuer's home country. In these cases if the issuer’s home country does not have developed financial markets, the Fund could be exposed to the credit risk of the custodian or financial institution and greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services. The Fund may experience delays in receiving its dividend and interest payments or exercising rights as a shareholder. There may be an increased possibility of untimely responses to certain corporate actions of the issuer in an unsponsored depositary receipt program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between this information and the market value of the depositary receipts.

Dividend-Oriented Companies Companies that have historically paid regular dividends to shareholders may decrease or eliminate dividend payments in the future. A decrease in dividend payments by an issuer may result in a decrease in the value of the issuer’s stock and less available income for the Fund.

Derivative Instruments The performance of derivative instruments depends largely on the performance of an underlying currency, security, interest rate or index, and such derivatives often have risks similar to the underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund’s initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. Their successful use will usually depend on the investment manager’s ability to accurately forecast movements in the market relating to the underlying instrument. Should a market or markets, or prices of particular classes of investments move in an unexpected manner, especially in unusual or extreme market conditions, the Fund may not realize the anticipated benefits of the transaction, and it may realize losses, which could be significant. If the investment manager is not successful in using such derivative instruments, the Fund’s performance may be worse than if the investment manager did not use such derivatives at all. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security, interest rate, index or other risk being hedged. Derivatives also may present the risk that the other party to the transaction will fail to perform. There is also the risk, especially under extreme market conditions, that a derivative, which usually would operate as a hedge, provides no hedging benefits at all.

Calculation Methodology The Index Provider relies on various sources of information to assess the criteria of issuers included in the Underlying Index (or the Parent Index), including information that may be based on assumptions and estimates. Neither the Fund nor the investment manager can offer assurances that the Underlying Index's calculation methodology or sources of information will provide an accurate assessment of included issuers or that the included issuers will provide the Fund with the market exposure it seeks.

Index-Related There is no assurance that the Underlying Index will be determined, composed or calculated accurately. While the Index Provider provides descriptions of what the Underlying Index is designed to achieve, the Index Provider does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the Underlying Index will be in line with the described index methodology. Errors in index data, index computations or the construction of the underlying index in accordance with its methodology (including as a result of outdated, unreliable or unavailable market information) may occur and may not be identified and corrected by the index provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Gains, losses or costs to the Fund caused by errors in the Underlying Index may therefore be borne by the Fund and its shareholders.

Non-Correlation There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment goal. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. In addition, the Fund’s NAV may deviate from the Underlying Index if the Fund fair values a portfolio security at a price other than the price used by the Underlying Index for that security. To the extent that the investment manager uses a representative sampling strategy, the Fund may not track the return of the Underlying Index as well as it would have if the Fund held all of the securities in the Underlying Index.

Tracking Error Tracking error is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities held in the Fund’s portfolio and those included in the Underlying Index, pricing differences (including differences between a security’s price at the local market close and the Fund’s valuation of a security at the time of calculation of the Fund’s NAV), transaction costs, the Fund’s holding of cash, differences in timing of the accrual of dividends or interest, tax gains or losses, changes to the Underlying Index or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.

Market Trading The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The investment manager cannot predict whether shares will trade above (premium), below (discount) or at NAV.

To the extent that the underlying securities held by the Fund trade on an exchange that is closed when the securities exchange on which the Fund shares list and trade is open, there may be market uncertainty about the stale security pricing (i.e., the last quote from its closed foreign market) resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Concentration To the extent the Fund concentrates in a specific industry, a group of industries, sector or type of investment, the Fund will carry much greater risks of adverse developments and price movements in such industries, sectors or investments than a fund that invests in a wider variety of industries, sectors or investments. There is also the risk that the Fund will perform poorly during a slump in demand for securities of companies in such industries or sectors.

Mid Capitalization Companies Securities issued by mid capitalization companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, mid capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Large Capitalization Companies Large capitalization companies may fall out of favor with investors based on market and economic conditions. Large capitalization companies may underperform relative to small and mid capitalization companies because they may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Passive Investment Unlike many investment companies, the Fund is not actively managed and the investment manager does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the investment manager would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Authorized Participant Concentration Only an authorized participant (Authorized Participant) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined below), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

Small Fund When the Fund's size is small, the Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange.

Large Shareholder Certain shareholders, including other funds or accounts advised by the investment manager or an affiliate of the investment manager, may from time to time own a substantial amount of the Fund’s shares. In addition, a third-party investor, the investment manager or an affiliate of the investment manager, an authorized participant, a lead market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Cybersecurity Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager, authorized participants, or index providers (as applicable) and listing exchanges, and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or investment manager. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the Fund, the investment manager and their service providers are subject to the risk of cyber incidents occurring from time to time.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with the Fund's Underlying Index and a secondary index with characteristics relevant to the Fund. On August 1, 2022, the Fund's underlying index was changed from the LibertyQ International Equity Hedged Index to the Morningstar® Developed Markets ex-North America Dividend Enhanced Select IndexSM. Fund performance prior to that date reflects the Fund seeking to track the performance of the LibertyQ International Equity Hedged Index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Annual Total Returns

Best Quarter:	2019, Q1	10.27%
Worst Quarter:	2020, Q1	-16.51%

As of June 30, 2022, the Fund’s year-to-date return was -7.49%.

Average Annual Total Returns

For periods ended December 31, 2021

	1 Year	5 Years	Since Inception
Franklin International Core Dividend Tilt Index ETF
Return before taxes	17.22%	9.10%	8.73%	[1]
Return after taxes on distributions	16.55%	7.68%	6.69%	[1]
Return after taxes on distributions and sale of Fund shares	10.82%	6.76%	6.11%	[1]
Morningstar® Developed Markets ex-North America Dividend Enhanced Select IndexSM (index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding)[2]	N/A%	N/A%	N/A%	[1]
MSCI EAFE (100% Hedged to USD) Index-NR (index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding)[2,3]	19.43%	10.17%	11.04%	[1]
Morningstar® Developed Markets ex-North America Target Market Exposure Index (index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding)[3]	11.27%	9.63%	9.08%	[1]

1.	Since inception June 1, 2016.
2.

Effective August 1, 2022, the Fund changed its underlying index from the LibertyQ International Equity Hedged Index to the Morningstar® Developed Markets ex-North America Dividend Enhanced Select IndexSM. Performance information is not available for the Morningstar® Developed Markets ex-North America Dividend Enhanced Select IndexSM because it did not commence calculation and publication until June 17, 2022. The Morningstar® Developed Markets ex-North America Dividend Enhanced Select IndexSM replaced the MSCI EAFE (100% Hedged to USD) Index-NR as the Fund’s primary benchmark to more accurately reflect the Fund’s new investment strategy.

3.

Going forward, the table will present blended performance information comprised of the performance of the Fund's previous underlying index from Fund inception through July 31, 2022, followed by the performance of the Fund's Underlying Index thereafter. The table will also present blended performance information comprised of the performance of the Fund's prior benchmark index (MSCI EAFE (100% Hedged to USD) Index-NR) from Fund inception through July 31, 2022, followed by the performance of the Parent Index (Morningstar® Developed Markets ex-North America Target Market Exposure Index) thereafter.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Investment Manager

Franklin Advisory Services, LLC (Advisory Services)

Portfolio Managers

Dina Ting, CFA

Senior Vice President of Advisory Services and portfolio manager of the Fund since inception (2016).

Hailey Harris

Vice President of Advisory Services and portfolio manager of the Fund since 2019.

Joe Diederich

Vice President of Advisory Services and portfolio manager of the Fund since August 2022.

Basit Amin, CFA

Vice President of Advisory Services and portfolio manager of the Fund since August 2022.

Purchase and Sale of Fund Shares

The Fund is an ETF. Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund issues or redeems shares that have been aggregated into blocks of 100,000 shares or multiples thereof (Creation Units) to Authorized Participants who have entered into agreements with the Fund’s distributor, Franklin Distributors, LLC. The Fund will generally issue or redeem Creation Units in exchange for a basket of securities (and an amount of cash) that the Fund specifies each day.

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information, including information on the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at https://www.franklintempleton.com/investor/investments-and-solutions/investment-options/etfs/.

Taxes

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions would generally be taxed when withdrawn from the tax-advantaged account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the investment manager or other related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Franklin Distributors, LLC One Franklin Parkway San Mateo, CA 94403-1906 franklintempleton.com Franklin International Core Dividend Tilt Index ETF

Investment Company Act file #811-23124 © 2022 Franklin Templeton. All rights reserved. 10% Total Recycled Fiber 00277542	DIVI PSUM 09/22

SUMMARY PROSPECTUS

FRANKLIN FTSE EUROPE HEDGED ETF

Franklin Templeton ETF Trust
August 1, 2022 as amended September 8, 2022

Ticker:	Exchange:
FLEH	NYSE Arca, Inc.

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, statement of additional information, reports to shareholders and other information about the Fund online at www.franklintempleton.com/prospectus. You can also get this information at no cost by calling (800) DIAL BEN/342-5236 or by sending an e-mail request to prospectus@franklintempleton.com. The Fund’s prospectus and statement of additional information, both dated August 1, 2022, as may be supplemented, are all incorporated by reference into this Summary Prospectus.

FRANKLIN FTSE EUROPE HEDGED ETF
FUND SUMMARIES

Investment Goal

To seek to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Developed Europe RIC Capped Hedged to USD Index (the FTSE Developed Europe Capped Hedged Index).

Fees and Expenses of the Fund

The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. You may also incur other fees, such as usual and customary brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example that follows.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.09%
Distribution and service (12b-1) fees	None
Other expenses	None
Total annual Fund operating expenses	0.09%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$9	$29	$51	$115

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11.67% of the average value of its portfolio.

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FUND SUMMARIES

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Developed Europe Capped Hedged Index and in depositary receipts representing such securities, including indirectly through the Franklin FTSE Europe ETF (Underlying Fund). The FTSE Developed Europe Capped Hedged Index is a free float-adjusted market capitalization weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the FTSE Developed Europe Capped Hedged Index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the FTSE Developed Europe Capped Hedged Index’s weight. The FTSE Developed Europe Capped Hedged Index is based on the FTSE Developed Europe Hedged to USD Index and is designed to measure the performance of large- and mid-capitalization stocks from developed European countries. FTSE Russell determines eligible securities for the FTSE Developed Europe Capped Hedged to USD Index based on measures such as the company’s place of incorporation, listing country, investor protection regulations present in the country of incorporation, tax domicile, location of headquarters/factors of production and currency of denomination. FTSE Russell also maintains a set of criteria to assess a country’s market status, including various quality of markets criteria, a country’s prevailing regulatory environment, custody and settlement, and dealing landscape. The FTSE Developed Europe Capped Hedged Index incorporates a hedge against the currency risk of the securities included in the FTSE Developed Europe Capped Hedged Index against the U.S. dollar. As of May 31, 2022, the FTSE Developed Europe Capped Hedged Index was comprised of 600 securities with capitalizations ranging from $1.36 billion to $336.84 billion.

The Fund, using a "passive" or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Developed Europe Capped Hedged Index. The Fund may use either a replication strategy or representative sampling strategy. Under a replication strategy, the Fund will replicate the component securities of the FTSE Developed Europe Capped Hedged Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the FTSE Developed Europe Capped Hedged Index). However, under various circumstances, it may not be possible or practicable to replicate the FTSE Developed Europe Capped Hedged Index. In these circumstances, the Fund may use a "representative sampling" strategy whereby the Fund would invest in what it believes to be a representative sample of the component securities of the FTSE Developed Europe Capped Hedged Index, but may not track the FTSE Developed Europe Capped Hedged Index with the same degree of accuracy as would an investment vehicle replicating the entire FTSE Developed Europe Capped Hedged Index. Under the

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FUND SUMMARIES

representative sampling technique, the investment manager will select securities that collectively have an investment profile similar to that of the FTSE Developed Europe Capped Hedged Index, including securities that resemble those included in the FTSE Developed Europe Capped Hedged Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings.

The FTSE Developed Europe Capped Hedged Index incorporates a hedge against non-U.S. currency fluctuations by reflecting the impact of rolling monthly currency forward contracts on the currencies represented in the FTSE Developed Europe Capped Hedged Index (the "hedge impact"). The return of the FTSE Developed Europe Capped Hedged Index is calculated as the sum of the return of the corresponding unhedged index denominated in U.S. dollars plus the hedge impact. The FTSE Developed Europe Capped Hedged Index is calculated as if it sells forward the total value of the non-U.S. dollar denominated securities included in the FTSE Developed Europe Capped Hedged Index at a one-month forward rate to effectively create a hedge against fluctuations in the relative value of each of the component currencies in relation to the U.S. dollar. The hedge is reset on a monthly basis by simulating the setting up of a similar transaction in which the notional amount of the forwards sold represents the new month-end value of the non-U.S. dollar denominated securities included in the FTSE Developed Europe Capped Hedged Index. No adjustment to the hedge is made during the month to account for changes in the FTSE Developed Europe Capped Hedged Index due to price movement of securities, corporate events, additions, deletions or any other changes (i.e., the amount hedged is kept constant over the whole month). The FTSE Developed Europe Capped Hedged Index is designed to have higher returns than an equivalent unhedged index when the component currencies are weakening relative to the U.S. dollar. Conversely, the FTSE Developed Europe Capped Hedged Index will have lower returns than an equivalent unhedged index when the component currencies are rising relative to the U.S. dollar.

The Fund intends to enter into monthly foreign currency forward contracts and/or currency futures contracts designed to offset the Fund's exposure to the component currencies, in order to seek to replicate the hedge impact incorporated in the calculation of the FTSE Developed Europe Capped Hedged Index. The Fund's exposure to foreign currency forward contracts and currency futures contracts is based on the aggregate exposure of the Fund to the component currencies.

The Fund may invest in equity futures (including equity index futures) and equity total return swaps to provide additional opportunities to add value and better track the performance of the Fund’s Underlying index, such as to equitize cash and accrued income, simulate investments in the Underlying Index, facilitate trading or minimize transaction costs.

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FUND SUMMARIES

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the FTSE Developed Europe Capped Hedged Index is concentrated.

Principal Risks

You could lose money by investing in the Fund. Exchange-traded fund (ETF) shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (NAV), trading price, yield, total return and ability to meet its investment goal.

Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

The current global outbreak of the novel strain of coronavirus, COVID-19, has resulted in market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, volatility in consumer demand for certain products, defaults and credit ratings downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity across many industries and may heighten other pre-existing political, social and economic risks, locally or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Fund’s performance.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Foreign Securities (non-U.S.) Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure,

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FUND SUMMARIES

accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies – e.g., fluctuations may negatively affect investments denominated in foreign currencies and any income received or expenses paid by the Fund in that foreign currency.

Currency Hedging In seeking investment results that closely correspond, before fees and expenses, to the performance of the FTSE Developed Europe Capped Hedged Index, the Fund will attempt to hedge the currency exposure of non-U.S. dollar denominated securities held in its portfolio by investing in foreign currency forward contracts and/or currency futures contracts. While this approach is designed to minimize the impact of currency fluctuations on Fund returns, it does not necessarily eliminate the Fund's exposure to the component currencies. The return of the foreign currency forward contracts and currency futures contracts will not perfectly offset the actual fluctuations between the component currencies and the U.S. dollar. Moreover, while currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Fund bears additional transaction costs in entering into and closing out of derivative positions. Currency hedges are sometimes subject to imperfect matching between the derivative instruments and the currencies that the derivative instruments intend to hedge, and there can be no assurance that the Fund's hedging transactions will be effective. The Fund’s exposure to the component currencies may not be fully hedged at all times.

Because the Fund's currency hedge is generally reset on a monthly basis, currency risk can develop or increase intra-month. Furthermore, while the Fund is designed to hedge against currency fluctuations, it is possible that a degree of currency exposure may remain even at the time a hedging transaction is implemented. The Fund may not be able to structure its hedging transactions as anticipated or its hedging transactions may not successfully reduce the currency risk included in the Fund's portfolio in a way that tracks the FTSE Developed Europe Capped Hedged Index.

Increased volatility of the FTSE Developed Europe Capped Hedged Index or the U.S. dollar relative to the currencies being hedged will generally reduce the effectiveness of the Fund's currency hedging strategy, measured on an aggregate basis. Significant differences between U.S. dollar interest rates and foreign currency interest rates may impact the effectiveness of the Fund's currency hedging strategy.

Derivative Instruments The performance of derivative instruments (including currency derivatives) depends largely on the performance of an underlying currency, security, interest rate or index, and such derivatives often have risks similar to the underlying instrument, in addition to other risks. Derivatives involve

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FUND SUMMARIES

costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund’s initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. Their successful use will usually depend on the investment manager’s ability to accurately forecast movements in the market relating to the underlying instrument. Should a market or markets, or prices of particular classes of investments move in an unexpected manner, especially in unusual or extreme market conditions, the Fund may not realize the anticipated benefits of the transaction, and it may realize losses, which could be significant. If the investment manager is not successful in using such derivative instruments, the Fund’s performance may be worse than if the investment manager did not use such derivatives at all. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security, interest rate, index or other risk being hedged. Derivatives also may present the risk that the other party to the transaction will fail to perform. There is also the risk, especially under extreme market conditions, that a derivative, which usually would operate as a hedge, provides no hedging benefits at all.

Regional Focus Because the Fund invests its assets primarily in companies in a specific region, the Fund is subject to greater risks of adverse developments in that region and/or the surrounding regions than a fund that is more broadly diversified geographically. Political, social or economic disruptions in the region, even in countries in which the Fund is not invested, may adversely affect the value of investments held by the Fund.

Ongoing uncertainty concerning the economic consequences of the January 31, 2020 departure of the United Kingdom from the European Union (EU) and Russia’s military invasion of Ukraine in February 2022 may increase market volatility.

Depositary Receipts Depositary receipts are subject to many of the risks of the underlying securities. For some depositary receipts, the custodian or similar financial institution that holds the issuer's shares in a trust account is located in the issuer's home country. In these cases if the issuer’s home country does not have developed financial markets, the Fund could be exposed to the credit risk of the custodian or financial institution and greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services. The Fund may experience delays in receiving its dividend and interest payments or exercising rights as a shareholder. There may be an increased possibility of untimely responses to certain corporate actions of the issuer in an unsponsored depositary receipt program. Accordingly, there may be less information available regarding issuers of securities underlying

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FUND SUMMARIES

unsponsored programs and there may not be a correlation between this information and the market value of the depositary receipts.

Calculation Methodology FTSE Russell relies on various sources of information to assess the criteria of issuers included in the FTSE Developed Europe Capped Hedged Index, including information that may be based on assumptions and estimates. Neither the Fund nor the investment manager can offer assurances that FTSE Russell's calculation methodology or sources of information will provide an accurate assessment of included issuers or that the included issuers will provide the Fund with the market exposure it seeks.

Index-Related There is no assurance that the FTSE Developed Europe Capped Hedged Index will be determined, composed or calculated accurately. While FTSE Russell provides descriptions of what the FTSE Developed Europe Capped Hedged Index is designed to achieve, FTSE Russell does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the FTSE Developed Europe Capped Hedged Index will be in line with the described index methodology. Errors in index data, index computations or the construction of the underlying index in accordance with its methodology (including as a result of outdated, unreliable or unavailable market information) may occur and may not be identified and corrected by the index provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Gains, losses or costs to the Fund caused by errors in the FTSE Developed Europe Capped Hedged Index may therefore be borne by the Fund and its shareholders.

Non-Correlation There is no guarantee that the Fund will achieve a high degree of correlation to the FTSE Developed Europe Capped Hedged Index and therefore achieve its investment goal. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the FTSE Developed Europe Capped Hedged Index. In addition, the Fund’s NAV may deviate from the FTSE Developed Europe Capped Hedged Index if the Fund fair values a portfolio security at a price other than the price used by the FTSE Developed Europe Capped Hedged Index for that security. To the extent that the investment manager uses a representative sampling strategy, the Fund may not track the return of the FTSE Developed Europe Capped Hedged Index as well as it would have if the Fund held all of the securities in the FTSE Developed Europe Capped Hedged Index.

Tracking Error Tracking error is the divergence of the Fund's performance from that of the FTSE Developed Europe Capped Hedged Index. Tracking error may occur because of differences between the securities held in the Fund's portfolio and those included in the FTSE Developed Europe Capped Hedged Index, pricing differences (including differences between a security's price at the local market close and the Fund's valuation of a security at the time of calculation of the Fund's

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FUND SUMMARIES

NAV), differences in transaction and hedging costs and forward rates achieved, the Fund's holding of cash, differences in timing of the accrual of dividends or interest, tax gains or losses, changes to the FTSE Developed Europe Capped Hedged Index or the need to meet various new or existing regulatory requirements. In addition, certain regulatory or contractual requirements applicable to the Fund's use of derivatives could prevent the Fund from being able to fully replicate the hedge impact incorporated in the calculation of the FTSE Developed Europe Capped Hedged Index, which could result in increased index tracking error. These risks may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the FTSE Developed Europe Capped Hedged Index does not, and because the Fund accepts creations and redemptions during time periods between which it is able to adjust its currency hedges, whereas the FTSE Developed Europe Capped Hedged Index does not adjust its hedging during these periods.

Market Trading The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The investment manager cannot predict whether shares will trade above (premium), below (discount) or at NAV.

Concentration To the extent the Fund concentrates in a specific industry, a group of industries, sector or type of investment, the Fund will carry much greater risks of adverse developments and price movements in such industries, sectors or investments than a fund that invests in a wider variety of industries, sectors or investments. There is also the risk that the Fund will perform poorly during a slump in demand for securities of companies in such industries or sectors.

Mid Capitalization Companies Securities issued by mid capitalization companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, mid capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Passive Investment Unlike many investment companies, the Fund is not actively managed and the investment manager does not attempt to take defensive positions

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FUND SUMMARIES

under any market conditions, including declining markets. Therefore, the investment manager would not necessarily buy or sell a security unless that security is added or removed, respectively, from the FTSE Developed Europe Capped Hedged Index, even if that security generally is underperforming.

International Closed Market Trading To the extent that the underlying securities held by the Fund trade on an exchange that is closed when the securities exchange on which the Fund shares list and trade is open, there may be market uncertainty about the stale security pricing (i.e., the last quote from its closed foreign market) resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Authorized Participant Concentration Only an authorized participant (Authorized Participant) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined below), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

Small Fund When the Fund's size is small, the Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange.

Large Shareholder Certain shareholders, including other funds or accounts advised by the investment manager or an affiliate of the investment manager, may from time to time own a substantial amount of the Fund’s shares. In addition, a third-party investor, the investment manager or an affiliate of the investment manager, an authorized participant, a lead market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Cybersecurity Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager, authorized participants, or index providers (as

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FUND SUMMARIES

applicable) and listing exchanges, and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or investment manager. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the Fund, the investment manager and their service providers are subject to the risk of cyber incidents occurring from time to time.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of the Fund's underlying index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

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FUND SUMMARIES

Annual Total Returns

Best Quarter:	2020, Q2	13.98%
Worst Quarter:	2020, Q1	-21.18%

As of June 30, 2022, the Fund’s year-to-date return was -13.30%.

Average Annual Total Returns

For periods ended December 31, 2021

	1 Year	Since Inception
Franklin FTSE Europe Hedged ETF
Return before taxes	23.43%	9.05%	[1]
Return after taxes on distributions	22.35%	7.72%	[1]
Return after taxes on distributions and sale of Fund shares	14.30%	6.86%	[1]
FTSE Developed Europe Capped Hedged Index (index reflects no deduction for fees, expenses or taxes)	23.27%	8.97%	[1]

1.	Since inception November 2, 2017.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Investment Manager

Franklin Advisory Services, LLC (Advisory Services)

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FUND SUMMARIES

Portfolio Managers

Dina Ting, CFA

Senior Vice President of Advisory Services and portfolio manager of the Fund since inception (2017).

Hailey Harris

Vice President of Advisory Services and portfolio manager of the Fund since 2019.

Joe Diederich

Vice President of Advisory Services and portfolio manager of the Fund since August 2022.

Basit Amin, CFA

Vice President of Advisory Services and portfolio manager of the Fund since August 2022.

Purchase and Sale of Fund Shares

The Fund is an ETF. Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund issues or redeems shares that have been aggregated into blocks of 200,000 shares or multiples thereof (Creation Units) to Authorized Participants who have entered into agreements with the Fund’s distributor, Franklin Distributors, LLC. The Fund will generally issue or redeem Creation Units in exchange for a basket of securities (and an amount of cash) that the Fund specifies each day.

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the "bid-ask spread"). Recent information, including information on the Fund's NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund's website at https://www.franklintempleton.com/ investor/investments-and-solutions/investment-options/etfs/.

Taxes

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions would generally be taxed when withdrawn from the tax-advantaged account.

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Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the investment manager or other related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Franklin Distributors, LLC One Franklin Parkway San Mateo, CA 94403-1906 franklintempleton.com Franklin FTSE Europe Hedged ETF

Investment Company Act file #811-23124 © 2022 Franklin Templeton. All rights reserved. 10% Total Recycled Fiber 00202210	FLEH PSUM 09/22

SUMMARY PROSPECTUS

FRANKLIN FTSE JAPAN HEDGED ETF

Franklin Templeton ETF Trust
August 1, 2022 as amended September 8, 2022

Ticker:	Exchange:
FLJH	NYSE Arca, Inc.

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, statement of additional information, reports to shareholders and other information about the Fund online at www.franklintempleton.com/prospectus. You can also get this information at no cost by calling (800) DIAL BEN/342-5236 or by sending an e-mail request to prospectus@franklintempleton.com. The Fund’s prospectus and statement of additional information, both dated August 1, 2022, as may be supplemented, are all incorporated by reference into this Summary Prospectus.

FRANKLIN FTSE JAPAN HEDGED ETF
FUND SUMMARIES

Investment Goal

To seek to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Japan RIC Capped Hedged to USD Index (the FTSE Japan Capped Hedged Index).

Fees and Expenses of the Fund

The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. You may also incur other fees, such as usual and customary brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example that follows.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.09%
Distribution and service (12b-1) fees	None
Other expenses	None
Total annual Fund operating expenses	0.09%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$9	$29	$51	$115

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 5.46% of the average value of its portfolio.

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FRANKLIN FTSE JAPAN HEDGED ETF
FUND SUMMARIES

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Japan Capped Hedged Index and in depositary receipts representing such securities, including indirectly through the Franklin FTSE Japan ETF (Underlying Fund). The FTSE Japan Capped Hedged Index is a free float-adjusted market capitalization weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the FTSE Japan Capped Hedged Index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the FTSE Japan Capped Hedged Index's weight. The FTSE Japan Capped Hedged Index is based on the FTSE Japan Hedged to USD Index and is designed to measure the performance of Japanese large- and mid-capitalization stocks. FTSE Russell determines eligible securities for the FTSE Japan Capped Hedged to USD Index based on measures such as the company’s place of incorporation, listing country, investor protection regulations present in the country of incorporation, tax domicile, location of headquarters/factors of production and currency of denomination. The FTSE Japan Capped Hedged Index incorporates a hedge against the currency risk of the securities included in the FTSE Japan Capped Hedged Index against the U.S. dollar. As of May 31, 2022, the FTSE Japan Capped Hedged Index was comprised of 509 securities with capitalizations ranging from $991 million to $227.33 billion.

The Fund, using a "passive" or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Japan Capped Hedged Index. The Fund may use either a replication strategy or representative sampling strategy. Under a replication strategy, the Fund will replicate the component securities of the FTSE Japan Capped Hedged Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the FTSE Japan Capped Hedged Index). However, under various circumstances, it may not be possible or practicable to replicate the FTSE Japan Capped Hedged Index. In these circumstances, the Fund may use a "representative sampling" strategy whereby the Fund would invest in what it believes to be a representative sample of the component securities of the FTSE Japan Capped Hedged Index, but may not track the FTSE Japan Capped Hedged Index with the same degree of accuracy as would an investment vehicle replicating the entire FTSE Japan Capped Hedged Index. Under the representative sampling technique, the investment manager will select securities that collectively have an investment profile similar to that of the FTSE Japan Capped Hedged Index, including securities that resemble those included in the FTSE Japan Capped Hedged Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings.

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FRANKLIN FTSE JAPAN HEDGED ETF
FUND SUMMARIES

The FTSE Japan Capped Hedged Index incorporates a hedge against fluctuations of the Japanese yen by reflecting the impact of rolling monthly currency forward contracts on the Japanese yen (the "hedge impact"). The return of the FTSE Japan Capped Hedged Index is calculated as the sum of the return of the corresponding unhedged index denominated in U.S. dollars plus the hedge impact. The FTSE Japan Capped Hedged Index is calculated as if it sells forward the total value of the non-U.S. dollar denominated securities included in the FTSE Japan Capped Hedged Index at a one-month forward rate to effectively create a hedge against fluctuations in the relative value of the Japanese yen in relation to the U.S. dollar. The hedge is reset on a monthly basis by simulating the setting up of a similar transaction in which the notional amount of the forwards sold represents the new month-end value of the non-U.S. dollar denominated securities included in the FTSE Japan Capped Hedged Index. No adjustment to the hedge is made during the month to account for changes in the FTSE Japan Capped Hedged Index due to price movement of securities, corporate events, additions, deletions or any other changes (i.e., the amount hedged is kept constant over the whole month). The FTSE Japan Capped Hedged Index is designed to have higher returns than an equivalent unhedged index when the Japanese yen is weakening relative to the U.S. dollar. Conversely, the FTSE Japan Capped Hedged Index will have lower returns than an equivalent unhedged index when the Japanese yen is rising relative to the U.S. dollar.

The Fund intends to enter into monthly foreign currency forward contracts and/or currency futures contracts designed to offset the Fund’s exposure to the Japanese yen, in order to seek to replicate the hedge impact incorporated in the calculation of the FTSE Japan Capped Hedged Index. The Fund’s exposure to foreign currency forward contracts and currency futures contracts is based on the aggregate exposure of the Fund to the Japanese yen.

The Fund may invest in equity futures (including equity index futures) and equity total return swaps to provide additional opportunities to add value and better track the performance of the Fund’s Underlying index, such as to equitize cash and accrued income, simulate investments in the Underlying Index, facilitate trading or minimize transaction costs.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the FTSE Japan Capped Hedged Index is concentrated.

Principal Risks

You could lose money by investing in the Fund. Exchange-traded fund (ETF) shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. The Fund is subject

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FRANKLIN FTSE JAPAN HEDGED ETF
FUND SUMMARIES

to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (NAV), trading price, yield, total return and ability to meet its investment goal.

Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

The current global outbreak of the novel strain of coronavirus, COVID-19, has resulted in market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, volatility in consumer demand for certain products, defaults and credit ratings downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity across many industries and may heighten other pre-existing political, social and economic risks, locally or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Fund’s performance.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Foreign Securities (non-U.S.) Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies – e.g., fluctuations may negatively affect investments denominated in foreign currencies and any income received or expenses paid by the Fund in that foreign currency.

Currency Hedging In seeking investment results that closely correspond, before fees and expenses, to the performance of the FTSE Japan Capped Hedged Index, the Fund will attempt to hedge the currency exposure of non-U.S. dollar

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FRANKLIN FTSE JAPAN HEDGED ETF
FUND SUMMARIES

denominated securities held in its portfolio by investing in foreign currency forward contracts and/or currency futures contracts. While this approach is designed to minimize the impact of currency fluctuations on Fund returns, it does not necessarily eliminate the Fund's exposure to the Japanese yen. The return of the foreign currency forward contracts and currency futures contracts will not perfectly offset the actual fluctuations between the Japanese yen and the U.S. dollar. Moreover, while currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Fund bears additional transaction costs in entering into and closing out of derivative positions. Currency hedges are sometimes subject to imperfect matching between the derivative instruments and the currency that the derivative instruments intend to hedge, and there can be no assurance that the Fund's hedging transactions will be effective. The Fund’s exposure to the Japanese yen may not be fully hedged at all times.

Because the Fund's currency hedge is generally reset on a monthly basis, currency risk can develop or increase intra-month. Furthermore, while the Fund is designed to hedge against currency fluctuations, it is possible that a degree of currency exposure may remain even at the time a hedging transaction is implemented. The Fund may not be able to structure its hedging transactions as anticipated or its hedging transactions may not successfully reduce the currency risk included in the Fund's portfolio in a way that tracks the FTSE Japan Capped Hedged Index.

Increased volatility of the FTSE Japan Capped Hedged Index or the U.S. dollar relative to the currency being hedged will generally reduce the effectiveness of the Fund's currency hedging strategy, measured on an aggregate basis. Significant differences between U.S. dollar interest rates and foreign currency interest rates may impact the effectiveness of the Fund's currency hedging strategy.

Derivative Instruments The performance of derivative instruments (including currency derivatives) depends largely on the performance of an underlying currency, security, interest rate or index, and such derivatives often have risks similar to the underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund’s initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. Their successful use will usually depend on the investment manager’s ability to accurately forecast movements in the market relating to the underlying instrument. Should a market or markets, or prices of particular classes of investments move in an unexpected manner, especially in unusual or extreme market conditions, the Fund may not realize the anticipated benefits of the transaction, and it may realize losses, which could be significant. If the investment manager is not successful in using such

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FRANKLIN FTSE JAPAN HEDGED ETF
FUND SUMMARIES

derivative instruments, the Fund’s performance may be worse than if the investment manager did not use such derivatives at all. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security, interest rate, index or other risk being hedged. Derivatives also may present the risk that the other party to the transaction will fail to perform. There is also the risk, especially under extreme market conditions, that a derivative, which usually would operate as a hedge, provides no hedging benefits at all.

Geographic Focus Because the Fund invests its assets primarily in companies in a specific country and region, the Fund is subject to greater risks of adverse developments in that country, region and/or the surrounding regions than a fund that is more broadly diversified geographically. Political, social or economic disruptions in the country or region, even in countries in which the Fund is not invested, may adversely affect the value of investments held by the Fund.

Japan's economy may be subject to considerable degrees of economic, political and social instability, which could have a negative impact on Japanese securities. The Japanese economy is heavily dependent on international trade and consistent government policy supporting its export market. Changes in governmental regulations on trade, decreasing imports or exports, and/or an economic recession in Japan may cause the value of the Fund's investments to decline. Downturns in the economies of key trading partners such as the United States, China and/or countries in Southeast Asia, including economic, political or social instability in such countries, could also have a negative impact on the Japanese economy as a whole. Currency fluctuations may also adversely impact the Japanese economy, including its export market. In addition, Japan’s labor market is adapting to an aging workforce, declining population, and demand for increased labor mobility. These demographic shifts and fundamental structural changes to the labor market may negatively impact Japan’s economic competitiveness. Japan is also subject to the risk of natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, which could significantly disrupt economic activity and negatively affect the Fund.

Depositary Receipts Depositary receipts are subject to many of the risks of the underlying securities. For some depositary receipts, the custodian or similar financial institution that holds the issuer's shares in a trust account is located in the issuer's home country. In these cases if the issuer’s home country does not have developed financial markets, the Fund could be exposed to the credit risk of the custodian or financial institution and greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services. The Fund may experience delays in receiving its dividend and interest payments or exercising rights as a shareholder. There may be an increased possibility of untimely responses to certain corporate

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FRANKLIN FTSE JAPAN HEDGED ETF
FUND SUMMARIES

actions of the issuer in an unsponsored depositary receipt program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between this information and the market value of the depositary receipts.

Calculation Methodology FTSE Russell relies on various sources of information to assess the criteria of issuers included in the FTSE Japan Capped Hedged Index, including information that may be based on assumptions and estimates. Neither the Fund nor the investment manager can offer assurances that FTSE Russell's calculation methodology or sources of information will provide an accurate assessment of included issuers or that the included issuers will provide the Fund with the market exposure it seeks.

Index-Related There is no assurance that the FTSE Japan Capped Hedged Index will be determined, composed or calculated accurately. While FTSE Russell provides descriptions of what the FTSE Japan Capped Hedged Index is designed to achieve, FTSE Russell does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the FTSE Japan Capped Hedged Index will be in line with the described index methodology. Errors in index data, index computations or the construction of the underlying index in accordance with its methodology (including as a result of outdated, unreliable or unavailable market information) may occur and may not be identified and corrected by the index provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Gains, losses or costs to the Fund caused by errors in the FTSE Japan Capped Hedged Index may therefore be borne by the Fund and its shareholders.

Non-Correlation There is no guarantee that the Fund will achieve a high degree of correlation to the FTSE Japan Capped Hedged Index and therefore achieve its investment goal. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the FTSE Japan Capped Hedged Index. In addition, the Fund’s NAV may deviate from the FTSE Japan Capped Hedged Index if the Fund fair values a portfolio security at a price other than the price used by the FTSE Japan Capped Hedged Index for that security. To the extent that the investment manager uses a representative sampling strategy, the Fund may not track the return of the FTSE Japan Capped Hedged Index as well as it would have if the Fund held all of the securities in the FTSE Japan Capped Hedged Index.

Tracking Error Tracking error is the divergence of the Fund's performance from that of the FTSE Japan Capped Hedged Index. Tracking error may occur because of differences between the securities held in the Fund's portfolio and those included in the FTSE Japan Capped Hedged Index, pricing differences (including differences between a security's price at the local market close and the Fund's valuation of a security at the time of calculation of the Fund's NAV), differences in

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FUND SUMMARIES

transaction and hedging costs and forward rates achieved, the Fund's holding of cash, differences in timing of the accrual of dividends or interest, tax gains or losses, changes to the FTSE Japan Capped Hedged Index or the need to meet various new or existing regulatory requirements. In addition, certain regulatory or contractual requirements applicable to the Fund's use of derivatives could prevent the Fund from being able to fully replicate the hedge impact incorporated in the calculation of the FTSE Japan Capped Hedged Index, which could result in increased index tracking error. These risks may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the FTSE Japan Capped Hedged Index does not, and because the Fund accepts creations and redemptions during time periods between which it is able to adjust its currency hedges, whereas the FTSE Japan Capped Hedged Index does not adjust its hedging during these periods.

Market Trading The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The investment manager cannot predict whether shares will trade above (premium), below (discount) or at NAV.

Concentration To the extent the Fund concentrates in a specific industry, a group of industries, sector or type of investment, the Fund will carry much greater risks of adverse developments and price movements in such industries, sectors or investments than a fund that invests in a wider variety of industries, sectors or investments. There is also the risk that the Fund will perform poorly during a slump in demand for securities of companies in such industries or sectors.

Mid Capitalization Companies Securities issued by mid capitalization companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, mid capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Passive Investment Unlike many investment companies, the Fund is not actively managed and the investment manager does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the

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FRANKLIN FTSE JAPAN HEDGED ETF
FUND SUMMARIES

investment manager would not necessarily buy or sell a security unless that security is added or removed, respectively, from the FTSE Japan Capped Hedged Index, even if that security generally is underperforming.

International Closed Market Trading To the extent that the underlying securities held by the Fund trade on an exchange that is closed when the securities exchange on which the Fund shares list and trade is open, there may be market uncertainty about the stale security pricing (i.e., the last quote from its closed foreign market) resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Authorized Participant Concentration Only an authorized participant (Authorized Participant) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined below), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

Small Fund When the Fund's size is small, the Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange.

Large Shareholder Certain shareholders, including other funds or accounts advised by the investment manager or an affiliate of the investment manager, may from time to time own a substantial amount of the Fund’s shares. In addition, a third-party investor, the investment manager or an affiliate of the investment manager, an authorized participant, a lead market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Cybersecurity Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager, authorized participants, or index providers (as applicable) and listing exchanges, and/or their service providers (including, but not

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FRANKLIN FTSE JAPAN HEDGED ETF
FUND SUMMARIES

limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or investment manager. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the Fund, the investment manager and their service providers are subject to the risk of cyber incidents occurring from time to time.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of the Fund's underlying index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

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FRANKLIN FTSE JAPAN HEDGED ETF
FUND SUMMARIES

Annual Total Returns

Best Quarter:	2020, Q4	12.59%
Worst Quarter:	2020, Q1	-17.02%

As of June 30, 2022, the Fund’s year-to-date return was -4.49%.

Average Annual Total Returns

For periods ended December 31, 2021

	1 Year	Since Inception
Franklin FTSE Japan Hedged ETF
Return before taxes	12.78%	6.46%	[1]
Return after taxes on distributions	12.60%	6.44%	[1]
Return after taxes on distributions and sale of Fund shares	7.98%	5.34%	[1]
FTSE Japan Capped Hedged Index (index reflects no deduction for fees, expenses or taxes)	12.82%	6.56%	[1]

1.	Since inception November 2, 2017.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Investment Manager

Franklin Advisory Services, LLC (Advisory Services)

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FRANKLIN FTSE JAPAN HEDGED ETF
FUND SUMMARIES

Portfolio Managers

Dina Ting, CFA

Senior Vice President of Advisory Services and portfolio manager of the Fund since inception (2017).

Hailey Harris

Vice President of Advisory Services and portfolio manager of the Fund since 2019.

Joe Diederich

Vice President of Advisory Services and portfolio manager of the Fund since August 2022.

Basit Amin, CFA

Vice President of Advisory Services and portfolio manager of the Fund since August 2022.

Purchase and Sale of Fund Shares

The Fund is an ETF. Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund issues or redeems shares that have been aggregated into blocks of 200,000 shares or multiples thereof (Creation Units) to Authorized Participants who have entered into agreements with the Fund’s distributor, Franklin Distributors, LLC. The Fund will generally issue or redeem Creation Units in exchange for a basket of securities (and an amount of cash) that the Fund specifies each day.

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the "bid-ask spread"). Recent information, including information on the Fund's NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund's website at https://www.franklintempleton.com/ investor/investments-and-solutions/investment-options/etfs/.

Taxes

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions would generally be taxed when withdrawn from the tax-advantaged account.

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FRANKLIN FTSE JAPAN HEDGED ETF
FUND SUMMARIES

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the investment manager or other related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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FUND SUMMARIES

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Franklin Distributors, LLC One Franklin Parkway San Mateo, CA 94403-1906 franklintempleton.com Franklin FTSE Japan Hedged ETF

Investment Company Act file #811-23124 © 2022 Franklin Templeton. All rights reserved. 10% Total Recycled Fiber 00202204	FLJH PSUM 09/22

SUMMARY PROSPECTUS

FRANKLIN U.S. LARGE CAP MULTIFACTOR INDEX ETF (FORMERLY, FRANKLIN LIBERTYQ U.S. EQUITY ETF)

Franklin Templeton ETF Trust
August 1, 2022 as amended September 8, 2022

Ticker:	Exchange:
FLQL	Bats BZX Exchange, Inc

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, statement of additional information, reports to shareholders and other information about the Fund online at www.franklintempleton.com/prospectus. You can also get this information at no cost by calling (800) DIAL BEN/342-5236 or by sending an e-mail request to prospectus@franklintempleton.com. The Fund’s prospectus and statement of additional information, both dated August 1, 2022, as may be supplemented, are all incorporated by reference into this Summary Prospectus.

FLQL	Franklin U.S. Large Cap Multifactor Index ETF

Investment Goal

To seek to provide investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ U.S. Large Cap Equity Index (the U.S. Large Cap Underlying Index).

Fees and Expenses of the Fund

The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. You may also incur other fees, such as usual and customary brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example that follows.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.15%
Distribution and service (12b-1) fees	None
Other expenses	None
Total annual Fund operating expenses	0.15%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$15	$48	$85	$192

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 68.37% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the U.S. Large Cap Underlying Index. The U.S. Large Cap Underlying Index is a systematic, rules-based proprietary index maintained and calculated by FTSE Russell. The U.S. Large Cap Underlying Index is based on the Russell 1000® Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. The Russell 1000® Index is a subset of the Russell 3000® Index and is designed to measure the performance of large capitalization stocks in the United States. It includes approximately 1,000 of the largest issuers based on a combination of their market cap and current index membership. As of May 31, 2022, the Russell 1000® Index represented approximately 94% of the total market capitalization of the Russell 3000® Index.

The U.S. Large Cap Underlying Index seeks to achieve a lower level of risk and higher risk-adjusted performance than the Russell 1000® Index over the long term by applying a multi-factor selection process, which is designed to select equity securities from the Russell 1000®

Index that have favorable exposure to three investment style factors – quality, value and momentum. The “quality” factor incorporates measurements such as return on equity, earnings variability, cash return on assets, return on assets, operating cash flow to sales, gross profits to assets and leverage. The “value” factor incorporates measurements such as price to book value, dividend yield, earnings yield, forward earnings yield, and EBITDA to enterprise value. The “momentum” factor incorporates measurements such as 6-month risk adjusted price momentum and 12-month risk adjusted price momentum. Factors are common characteristics that relate to a group of issuers or securities that are important in explaining the returns and risks of those issuers’ securities. In constructing the U.S. Large Cap Underlying Index, each security in the Russell 1000® Index with a weight of 1% or greater is selected for inclusion. The aggregate weight of these securities in the U.S. Large Cap Underlying Index will represent the same total weight as the sum of their benchmark weights. The remaining constituents of the Russell 1000® Index (i.e., securities with a weight of less than 1% of the benchmark) are assigned a composite factor score and the top 20% of such securities with the highest factor scores are also selected for inclusion. The final weighting of all securities selected for inclusion in the U.S. Large Cap Underlying Index is determined based upon their benchmark weight multiplied by their composite factor score, subject to preestablished minimum and maximum weight constraints.

At the time of each quarterly reconstitution of the U.S. Large Cap Underlying Index, the maximum and minimum weight of each security included in the U.S. Large Cap Underlying Index will be capped at a limit based on the weight of the particular security in the Russell 1000® Index. The U.S. Large Cap Underlying Index is also constrained in its construction to limit turnover of constituent securities at each quarterly reconstitution. As of May 31, 2022, the U.S. Large Cap Underlying Index was comprised of 215 securities with capitalizations ranging from $1.4 billion to $2.4 trillion.

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the U.S. Large Cap Underlying Index. The Fund may use either a replication strategy or representative sampling strategy. Under a replication strategy, the Fund will replicate the component securities of the U.S. Large Cap Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the U.S. Large Cap Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the U.S. Large Cap Underlying Index. In these circumstances, the Fund may use a “representative sampling” strategy whereby the Fund would invest in what it believes to be a representative sample of the component securities of the U.S. Large Cap Underlying Index, but may not track the U.S. Large Cap Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire U.S. Large Cap Underlying Index. Under the representative sampling technique, the investment manager will select securities that collectively have an investment profile similar to that of the U.S. Large Cap Underlying Index, including securities that resemble those included in the U.S. Large Cap Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund’s portfolio is reconstituted quarterly following the quarterly reconstitution of the U.S. Large Cap Underlying Index.

The Fund may invest in equity futures (including equity index futures) and equity total return swaps to provide additional opportunities to add value and better track the performance of the Fund’s Underlying index, such as to equitize cash and accrued income, simulate investments in the Underlying Index, facilitate trading or minimize transaction costs.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the U.S. Large Cap Underlying Index is concentrated. As of May 31, 2022, the U.S. Large Cap Underlying Index was concentrated in the technology sector.

Principal Risks

You could lose money by investing in the Fund. Exchange-traded fund (ETF) shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (NAV), trading price, yield, total return and ability to meet its investment goal.

Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

The current global outbreak of the novel strain of coronavirus, COVID-19, has resulted in market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, volatility in consumer demand for certain products, defaults and credit ratings downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity across many industries and may heighten other pre-existing political, social and economic risks, locally or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Fund’s performance.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Investment Style Factors There can be no assurance that the multi-factor stock selection process of the U.S. Large Cap Underlying Index will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods.

Derivative Instruments The performance of derivative instruments depends largely on the performance of an underlying security, interest rate or index, and such derivatives often have risks similar to the underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund’s initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. Their successful use will usually depend on the investment manager’s ability to accurately forecast movements in the market relating to the underlying instrument. Should a market or markets, or prices of particular classes of investments move in an unexpected manner, especially in unusual or extreme market conditions, the Fund may not realize the anticipated benefits of the transaction, and it may realize losses, which could be significant. If the investment manager is not successful in using such derivative instruments, the Fund’s performance may be worse than if the investment manager did not use such derivatives at all. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the security, interest rate, index or other risk being hedged. Derivatives also may present the risk that the other party to the transaction will fail to perform. There is also the risk, especially under extreme market conditions, that a derivative, which usually would operate as a hedge, provides no hedging benefits at all.

Calculation Methodology The U.S. Large Cap Underlying Index relies on various sources of information to assess the criteria of issuers included in the U.S. Large Cap Underlying Index (or the FTSE Russell index on which it is based), including information that may be based on assumptions and estimates. Neither the Fund nor the investment manager can offer assurances that the U.S. Large Cap Underlying

Index's calculation methodology or sources of information will provide an accurate assessment of included issuers or that the included issuers will provide the Fund with the market exposure it seeks.

Index-Related There is no assurance that the U.S. Large Cap Underlying Index will be determined, composed or calculated accurately. While FTSE Russell provides descriptions of what the U.S. Large Cap Underlying Index is designed to achieve, FTSE Russell does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the U.S. Large Cap Underlying Index will be in line with the described index methodology. Errors in index data, index computations or the construction of the underlying index in accordance with its methodology (including as a result of outdated, unreliable or unavailable market information) may occur and may not be identified and corrected by the index provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Gains, losses or costs to the Fund caused by errors in the U.S. Large Cap Underlying Index may therefore be borne by the Fund and its shareholders.

Non-Correlation There is no guarantee that the Fund will achieve a high degree of correlation to the U.S. Large Cap Underlying Index and therefore achieve its investment goal. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the U.S. Large Cap Underlying Index. In addition, the Fund’s NAV may deviate from the U.S. Large Cap Underlying Index if the Fund fair values a portfolio security at a price other than the price used by the U.S. Large Cap Underlying Index for that security. To the extent that the investment manager uses a representative sampling strategy, the Fund may not track the return of the U.S. Large Cap Underlying Index as well as it would have if the Fund held all of the securities in the U.S. Large Cap Underlying Index.

Tracking Error Tracking error is the divergence of the Fund’s performance from that of the U.S. Large Cap Underlying Index. Tracking error may occur because of differences between the securities held in the Fund’s portfolio and those included in the U.S. Large Cap Underlying Index, pricing differences, transaction costs, the Fund’s holding of cash, differences in timing of the accrual of dividends or interest, tax gains or losses, changes to the U.S. Large Cap Underlying Index or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the U.S. Large Cap Underlying Index does not.

Market Trading The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The investment manager cannot predict whether shares will trade above (premium), below (discount) or at NAV.

Concentration To the extent the Fund concentrates in a specific industry, a group of industries, sector or type of investment, the Fund will carry much greater risks of adverse developments and price movements in such industries, sectors or investments than a fund that invests in a wider variety of industries, sectors or investments. There is also the risk that the Fund will perform poorly during a slump in demand for securities of companies in such industries or sectors.

The Fund may focus in the technology sector. The technology sector has historically been volatile due to the rapid pace of product change and development within the sector. Companies in the technology sector may be affected by worldwide technological developments, the success of their products and services (which may be outdated quickly), anticipated products or services that are delayed or cancelled, and investor perception of the company and/or its products or services. Technology companies may also be affected by legislation or changes in government regulation and policies.

Large Capitalization Companies Large capitalization companies may fall out of favor with investors based on market and economic conditions. Large capitalization companies may underperform relative to small and mid capitalization companies because they may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid Capitalization Companies Securities issued by mid capitalization companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, mid capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Passive Investment Unlike many investment companies, the Fund is not actively managed and the investment manager does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the investment manager would not necessarily buy or sell a security unless that security is added or removed, respectively, from the U.S Large Cap Underlying Index, even if that security generally is underperforming.

Authorized Participant Concentration Only an authorized participant (Authorized Participant) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined below), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

Large Shareholder Certain shareholders, including other funds or accounts advised by the investment manager or an affiliate of the investment manager, may from time to time own a substantial amount of the Fund’s shares. In addition, a third-party investor, the investment manager or an affiliate of the investment manager, an authorized participant, a lead market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Cybersecurity Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to fund assets, fund or customer data (including private shareholder information), or proprietary information, cause the fund, the investment manager, authorized participants, or index providers (as applicable) and listing exchanges, and/or their service providers (including, but not limited to, fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent fund investors from purchasing, redeeming shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the fund or investment manager. Cybersecurity incidents may result in financial losses to the fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the Fund, the investment manager and their service providers are subject to the risk of cyber incidents occurring from time to time.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and the Fund's underlying index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Annual Total Returns

Best Quarter:	2020, Q2	16.80%
Worst Quarter:	2020, Q1	-20.81%

As of June 30, 2022, the Fund’s year-to-date return was -17.04%.

Average Annual Total Returns

For periods ended December 31, 2021

	1 Year	Since Inception
Franklin U.S. Large Cap Multifactor Index ETF
Return before taxes	26.69%	16.26%	[1]
Return after taxes on distributions	26.11%	15.53%	[1]
Return after taxes on distributions and sale of Fund shares	16.16%	12.78%	[1]
Russell 1000® Index (index reflects no deduction for fees, expenses or taxes)	26.45%	18.00%	[1]
LibertyQ U.S. Large Cap Equity Index (index reflects no deduction for fees, expenses or taxes)	26.89%	16.49%	[1]

1.	Since inception April 26, 2017.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Investment Manager

Franklin Advisory Services, LLC (Advisory Services)

Portfolio Managers

Dina Ting, CFA

Senior Vice President of Advisory Services and portfolio manager of the Fund since inception (2017).

Hailey Harris

Vice President of Advisory Services and portfolio manager of the Fund since 2019.

Joe Diederich

Vice President of Advisory Services and portfolio manager of the Fund since August 2022.

Basit Amin, CFA

Vice President of Advisory Services and portfolio manager of the Fund since August 2022.

Purchase and Sale of Fund Shares

The Fund is an ETF. Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund issues or redeems shares that have been aggregated into blocks of 50,000 shares or multiples thereof (Creation Units) to Authorized Participants who have entered into agreements with the Fund’s distributor, Franklin Distributors, LLC. The Fund will generally issue or redeem Creation Units in exchange for a basket of securities (and an amount of cash) that the Fund specifies each day.

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information, including information on the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at https://www.franklintempleton.com/investor/investments-and-solutions/investment-options/etfs/.

Taxes

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions would generally be taxed when withdrawn from the tax-advantaged account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the investment manager or other related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Franklin Distributors, LLC One Franklin Parkway San Mateo, CA 94403-1906 franklintempleton.com Franklin U.S. Large Cap Multifactor Index ETF

Investment Company Act file #811-23124 © 2022 Franklin Templeton. All rights reserved. 10% Total Recycled Fiber 00203107	FLQL PSUM 09/22

SUMMARY PROSPECTUS

FRANKLIN U.S. SMALL CAP MULTIFACTOR INDEX ETF (FORMERLY, FRANKLIN LIBERTYQ U.S. SMALL CAP EQUITY ETF)

Franklin Templeton ETF Trust
August 1, 2022 as amended September 8, 2022

Ticker:	Exchange:
FLQS	Cboe BZX Exchange, Inc.

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, statement of additional information, reports to shareholders and other information about the Fund online at www.franklintempleton.com/prospectus. You can also get this information at no cost by calling (800) DIAL BEN/342-5236 or by sending an

e-mail request to prospectus@franklintempleton.com. The Fund’s prospectus and statement of additional information, both dated August 1, 2022, as may be supplemented, are all incorporated by reference into this Summary Prospectus.

FLQS	Franklin U.S. Small Cap Multifactor Index ETF

Investment Goal

To seek to provide investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ U.S. Small Cap Equity Index (the U.S. Small Cap Underlying Index).

Fees and Expenses of the Fund

The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. You may also incur other fees, such as usual and customary brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example that follows.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.35%
Distribution and service (12b-1) fees	None
Other expenses	None
Total annual Fund operating expenses	0.35%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$36	$113	$197	$443

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 27.64% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the U.S. Small Cap Underlying Index. The U.S. Small Cap Underlying Index is a systematic, rules-based proprietary index that is maintained and calculated by FTSE Russell. The U.S. Small Cap Underlying Index is based on the Russell 2000® Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. The Russell 2000® Index is a subset of the Russell 3000® Index and is designed to measure the performance of small capitalization stocks in the United States. It includes approximately 2000 of the smallest issuers in the Russell 3000® Index.

The U.S. Small Cap Underlying Index seeks to achieve a lower level of risk and higher risk-adjusted performance than the Russell 2000® Index over the long term by applying a multi-factor selection process, which is designed to select equity securities from the Russell 2000® Index that have favorable exposure to four investment style factors – quality, value, momentum and low volatility. Factors are common characteristics that relate to a group of issuers or securities that are important in explaining the returns and risks of those issuers’ securities. The “quality” factor incorporates measurements such as return on equity, gross profit over assets and gross margin sustainability. The “value” factor incorporates measurements such as forward earnings yield, EBITDA to enterprise value, price to book value and dividend yield. The “momentum” factor incorporates measurements such as 6-month risk adjusted price momentum and 12-month risk-adjusted price momentum. The “low volatility” factor incorporates measurements such as historical beta (i.e., a measure of the volatility of a security relative to the total market).

At the time of each semi-annual reconstitution of the U.S. Small Cap Underlying Index, no company shall comprise more than 1% of the U.S. Small Cap Underlying Index. The U.S. Small Cap Underlying Index is also constrained in its construction to limit turnover of constituent securities at each semi-annual reconstitution. As of May 31, 2022, the U.S. Small Cap Underlying Index was comprised of 503 securities with capitalizations ranging from $35 million to $10.18 billion.

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the U.S. Small Cap Underlying Index. The Fund may use either a replication strategy or representative sampling strategy. Under a replication strategy, the Fund will replicate the component securities of the U.S. Small Cap Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the U.S. Small Cap Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the U.S. Small Cap Underlying Index. In these circumstances, the Fund may use a “representative sampling” strategy whereby the Fund would invest in what it believes to be a representative sample of the component securities of the U.S. Small Cap Underlying Index, but may not track the U.S. Small Cap Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire U.S. Small Cap Underlying Index. Under the representative sampling technique, the investment manager will select securities that collectively have an investment profile similar to that of the U.S. Small Cap Underlying Index, including securities that resemble those included in the U.S. Small Cap Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund’s portfolio is reconstituted semi-annually following the semi-annual reconstitution of the U.S. Small Cap Underlying Index.

The Fund may invest in equity futures (including equity index futures) and equity total return swaps to provide additional opportunities to add value and better track the performance of the Fund’s Underlying index, such as to equitize cash and accrued income, simulate investments in the Underlying Index, facilitate trading or minimize transaction costs.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the U.S. Small Cap Underlying Index is concentrated.

Principal Risks

You could lose money by investing in the Fund. Exchange-traded fund (ETF) shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (NAV), trading price, yield, total return and ability to meet its investment goal.

Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

The current global outbreak of the novel strain of coronavirus, COVID-19, has resulted in market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, volatility in consumer demand for certain products, defaults and credit ratings downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity across many industries and may heighten other pre-existing political, social and economic risks, locally or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Fund’s performance.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Investment Style Factors There can be no assurance that the multi-factor stock selection process of the U.S. Small Cap Underlying Index will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods.

Small Capitalization Companies   Securities issued by small capitalization companies may be more volatile in price than those of larger companies and may involve substantial risks. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, small capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Derivative Instruments The performance of derivative instruments depends largely on the performance of an underlying security, interest rate or index, and such derivatives often have risks similar to the underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund’s initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. Their successful use will usually depend on the investment manager’s ability to accurately forecast movements in the market relating to the underlying instrument. Should a market or markets, or prices of particular classes of investments move in an unexpected manner, especially in unusual or extreme market conditions, the Fund may not realize the anticipated benefits of the transaction, and it may realize losses, which could be significant. If the investment manager is not successful in using such derivative instruments, the Fund’s performance may be worse than if the investment manager did not use such derivatives at all. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the security, interest rate, index or other risk being hedged. Derivatives also may present the risk that the other party to the transaction will fail to perform. There is also the risk, especially under extreme market conditions, that a derivative, which usually would operate as a hedge, provides no hedging benefits at all.

Calculation Methodology The U.S. Small Cap Underlying Index relies on various sources of information to assess the criteria of issuers included in the U.S. Small Cap Underlying Index (or the FTSE Russell index on which it is based), including information that may be based on assumptions and estimates. Neither the Fund nor the investment manager can offer assurances that the U.S. Small Cap Underlying Index's calculation methodology or sources of information will provide an accurate assessment of included issuers or that the included issuers will provide the Fund with the market exposure it seeks.

Index-Related There is no assurance that the U.S. Small Cap Underlying Index will be determined, composed or calculated accurately. While FTSE Russell provides descriptions of what the U.S. Small Cap Underlying Index is designed to achieve, FTSE Russell does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the U.S. Small Cap Underlying Index will be in line with the described index methodology. Errors in index data, index computations or the construction of the underlying index in accordance with its methodology (including as a result of outdated, unreliable or unavailable market information) may occur and may not be identified and corrected by the index provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Gains, losses or costs to the Fund caused by errors in the U.S. Small Cap Underlying Index may therefore be borne by the Fund and its shareholders.

Non-Correlation There is no guarantee that the Fund will achieve a high degree of correlation to the U.S. Small Cap Underlying Index and therefore achieve its investment goal. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the U.S. Small Cap Underlying Index. In addition, the Fund’s NAV may deviate from the U.S. Small Cap Underlying Index if the Fund fair values a portfolio security at a price other than the price used by the U.S. Small Cap Underlying Index for that security. To the extent that the investment manager uses a representative sampling strategy, the Fund may not track the return of the U.S. Small Cap Underlying Index as well as it would have if the Fund held all of the securities in the U.S. Small Cap Underlying Index.

Tracking Error Tracking error is the divergence of the Fund’s performance from that of the U.S. Small Cap Underlying Index. Tracking error may occur because of differences between the securities held in the Fund’s portfolio and those included in the U.S. Small Cap Underlying Index, pricing differences, transaction costs, the Fund’s holding of cash, differences in timing of the accrual of dividends or interest, tax gains or losses, changes to the U.S. Small Cap Underlying Index or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the U.S. Small Cap Underlying Index does not.

Market Trading The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The investment manager cannot predict whether shares will trade above (premium), below (discount) or at NAV.

Concentration To the extent the Fund concentrates in a specific industry, a group of industries, sector or type of investment, the Fund will carry much greater risks of adverse developments and price movements in such industries, sectors or investments than a fund that invests in a wider variety of industries, sectors or investments. There is also the risk that the Fund will perform poorly during a slump in demand for securities of companies in such industries or sectors.

Passive Investment Unlike many investment companies, the Fund is not actively managed and the investment manager does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the investment manager would not necessarily buy or sell a security unless that security is added or removed, respectively, from the U.S. Small Cap Underlying Index, even if that security generally is underperforming.

Authorized Participant Concentration Only an authorized participant (Authorized Participant) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined below), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

Small Fund When the Fund's size is small, the Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange.

Large Shareholder Certain shareholders, including other funds or accounts advised by the investment manager or an affiliate of the investment manager, may from time to time own a substantial amount of the Fund’s shares. In addition, a third-party investor, the investment manager or an affiliate of the investment manager, an authorized participant, a lead market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Cybersecurity Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to fund assets, fund or customer data (including private shareholder information), or proprietary information, cause the fund, the investment manager, authorized participants, or index providers (as applicable) and listing exchanges, and/or their service providers (including, but not limited to, fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent fund investors from purchasing, redeeming shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the fund or investment manager. Cybersecurity incidents may result in financial losses to the fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the Fund, the investment manager and their service providers are subject to the risk of cyber incidents occurring from time to time.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and the Fund's underlying index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Annual Total Returns

Best Quarter:	2020, Q4	24.14%
Worst Quarter:	2020, Q1	-29.82%

As of June 30, 2022, the Fund’s year-to-date return was -20.64%.

Average Annual Total Returns

For periods ended December 31, 2021

	1 Year	Since Inception
Franklin U.S. Small Cap Multifactor Index ETF
Return before taxes	26.62%	11.58%	[1]
Return after taxes on distributions	26.33%	11.09%	[1]
Return after taxes on distributions and sale of Fund shares	15.96%	8.99%	[1]
Russell 2000® Index (index reflects no deduction for fees, expenses or taxes)	14.82%	11.72%	[1]
LibertyQ U.S. Small Cap Equity Index (index reflects no deduction for fees, expenses or taxes)	26.99%	11.92%	[1]

1.	Since inception April 26, 2017.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Investment Manager

Franklin Advisory Services, LLC (Advisory Services)

Portfolio Managers

Dina Ting, CFA

Senior Vice President of Advisory Services and portfolio manager of the Fund since inception (2017).

Hailey Harris

Vice President of Advisory Services and portfolio manager of the Fund since 2019.

Joe Diederich

Vice President of Advisory Services and portfolio manager of the Fund since August 2022.

Basit Amin, CFA

Vice President of Advisory Services and portfolio manager of the Fund since August 2022.

Purchase and Sale of Fund Shares

The Fund is an ETF. Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund issues or redeems shares that have been aggregated into blocks of 50,000 shares or multiples thereof (Creation Units) to Authorized Participants who have entered into agreements with the Fund’s distributor, Franklin Distributors, LLC. The Fund will generally issue or redeem Creation Units in exchange for a basket of securities (and an amount of cash) that the Fund specifies each day.

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information, including information on the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at https://www.franklintempleton.com/investor/investments-and-solutions/investment-options/etfs/.

Taxes

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions would generally be taxed when withdrawn from the tax-advantaged account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the investment manager or other related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Franklin Distributors, LLC One Franklin Parkway San Mateo, CA 94403-1906 franklintempleton.com Franklin U.S. Small Cap Multifactor Index ETF

Investment Company Act file #811-23124 © 2022 Franklin Templeton. All rights reserved. 10% Total Recycled Fiber 00203110	FLQS PSUM 09/22

SUMMARY PROSPECTUS

FRANKLIN U.S. MID CAP MULTIFACTOR INDEX ETF (FORMERLY, FRANKLIN LIBERTYQ U.S. MID CAP EQUITY ETF)

Franklin Templeton ETF Trust
August 1, 2022 as amended September 8, 2022

Ticker:	Exchange:
FLQM	Cboe BZX Exchange, Inc.

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, statement of additional information, reports to shareholders and other information about the Fund online at www.franklintempleton.com/prospectus. You can also get this information at no cost by calling (800) DIAL BEN/342-5236 or by sending an e-mail request to prospectus@franklintempleton.com. The Fund’s prospectus and statement of additional information, both dated August 1, 2022, as may be supplemented, are all incorporated by reference into this Summary Prospectus.

FLQM	Franklin U.S. Mid Cap Multifactor Index ETF

Investment Goal

To seek to provide investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ U.S. Mid Cap Equity Index (the U.S. Mid Cap Underlying Index).

Fees and Expenses of the Fund

The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. You may also incur other fees, such as usual and customary brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example that follows.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.30%
Distribution and service (12b-1) fees	None
Other expenses	None
Total annual Fund operating expenses	0.30%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$31	$97	$169	$381

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 22.76% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the U.S. Mid Cap Underlying Index. The U.S. Mid Cap Underlying Index is a systematic, rules-based proprietary index that is maintained and calculated by FTSE Russell. The U.S. Mid Cap Underlying Index is based on the Russell Midcap® Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. The Russell Midcap® Index is a subset of the Russell 1000® Index and is designed to measure the performance of mid-capitalization stocks in the United States. It includes approximately 800 of the smallest issuers in the Russell 1000® Index.

The U.S. Mid Cap Underlying Index seeks to achieve a lower level of risk and higher risk-adjusted performance than the Russell Midcap® Index over the long term by applying a multi-factor selection process, which is designed to select equity securities from the Russell Midcap® Index that have favorable exposure to four investment style factors – quality, value, momentum and low volatility. Factors are common characteristics that relate to a group of issuers or securities that are important in explaining the returns and risks of those issuers’ securities. The “quality” factor incorporates measurements such as return on equity, gross profit over assets and gross margin sustainability. The “value” factor incorporates measurements such as forward earnings yield, EBITDA to enterprise value, price to book value and dividend yield. The “momentum” factor incorporates measurements such as 6-month risk adjusted price momentum and 12-month risk-adjusted price momentum. The “low volatility” factor incorporates measurements such as historical beta (i.e., a measure of the volatility of a security relative to the total market).

At the time of each semi-annual reconstitution of the U.S. Mid Cap Underlying Index, no company shall comprise more than 1% of the U.S. Mid Cap Underlying Index. The U.S. Mid Cap Underlying Index is also constrained in its construction to limit turnover of constituent securities at each semi-annual reconstitution. As of May 31, 2022, the U.S. Mid Cap Underlying Index was comprised of 205 securities with capitalizations ranging from $779 million to $48.82 billion.

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the U.S. Mid Cap Underlying Index. The Fund may use either a replication strategy or representative sampling strategy. Under a replication strategy, the Fund will replicate the component securities of the U.S. Mid Cap Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the U.S. Mid Cap Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the U.S. Mid Cap Underlying Index. In these circumstances, the Fund may use a “representative sampling” strategy whereby the Fund would invest in what it believes to be a representative sample of the component securities of the U.S. Mid Cap Underlying Index, but may not track the U.S. Mid Cap Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire U.S. Mid Cap Underlying Index. Under the representative sampling technique, the investment manager will select securities that collectively have an investment profile similar to that of the U.S. Mid Cap Underlying Index, including securities that resemble those included in the U.S. Mid Cap Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund’s portfolio is reconstituted semi-annually following the semi-annual reconstitution of the U.S. Mid Cap Underlying Index.

The Fund may invest in equity futures (including equity index futures) and equity total return swaps to provide additional opportunities to add value and better track the performance of the Fund’s Underlying index, such as to equitize cash and accrued income, simulate investments in the Underlying Index, facilitate trading or minimize transaction costs.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the U.S. Mid Cap Underlying Index is concentrated.

Principal Risks

You could lose money by investing in the Fund. Exchange-traded fund (ETF) shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (NAV), trading price, yield, total return and ability to meet its investment goal.

Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

The current global outbreak of the novel strain of coronavirus, COVID-19, has resulted in market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, volatility in consumer demand for certain products, defaults and credit ratings downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity across many industries and may heighten other pre-existing political, social and economic risks, locally or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Fund’s performance.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Investment Style Factors There can be no assurance that the multi-factor stock selection process of the U.S. Mid Cap Underlying Index will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods.

Mid Capitalization Companies Securities issued by mid capitalization companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, mid capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Derivative Instruments The performance of derivative instruments depends largely on the performance of an underlying security, interest rate or index, and such derivatives often have risks similar to the underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund’s initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. Their successful use will usually depend on the investment manager’s ability to accurately forecast movements in the market relating to the underlying instrument. Should a market or markets, or prices of particular classes of investments move in an unexpected manner, especially in unusual or extreme market conditions, the Fund may not realize the anticipated benefits of the transaction, and it may realize losses, which could be significant. If the investment manager is not successful in using such derivative instruments, the Fund’s performance may be worse than if the investment manager did not use such derivatives at all. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the security, interest rate, index or other risk being hedged. Derivatives also may present the risk that the other party to the transaction will fail to perform. There is also the risk, especially under extreme market conditions, that a derivative, which usually would operate as a hedge, provides no hedging benefits at all.

Calculation Methodology The U.S. Mid Cap Underlying Index relies on various sources of information to assess the criteria of issuers included in the U.S. Mid Cap Underlying Index (or the FTSE Russell index on which it is based), including information that may be based on assumptions and estimates. Neither the Fund nor the investment manager can offer assurances that the U.S. Mid Cap Underlying Index's calculation methodology or sources of information will provide an accurate assessment of included issuers or that the included issuers will provide the Fund with the market exposure it seeks.

Index-Related There is no assurance that the U.S. Mid Cap Underlying Index will be determined, composed or calculated accurately. While FTSE Russell provides descriptions of what the U.S. Mid Cap Underlying Index is designed to achieve, FTSE Russell does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the U.S. Mid Cap Underlying Index will be in line with the described index methodology. Errors in index data, index computations or the construction of the underlying index in accordance with its methodology (including as a result of outdated, unreliable or unavailable market information) may occur and may not be identified and corrected by the index provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Gains, losses or costs to the Fund caused by errors in the U.S. Mid Cap Underlying Index may therefore be borne by the Fund and its shareholders.

Non-Correlation There is no guarantee that the Fund will achieve a high degree of correlation to the U.S. Mid Cap Underlying Index and therefore achieve its investment goal. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the U.S. Mid Cap Underlying Index. In addition, the Fund’s NAV may deviate from the U.S. Mid Cap Underlying Index if the Fund fair values a portfolio security at a price other than the price used by the U.S. Mid Cap Underlying Index for that security. To the extent that the investment manager uses a representative sampling strategy, the Fund may not track the return of the U.S. Mid Cap Underlying Index as well as it would have if the Fund held all of the securities in the U.S. Mid Cap Underlying Index.

Tracking Error Tracking error is the divergence of the Fund’s performance from that of the U.S. Mid Cap Underlying Index. Tracking error may occur because of differences between the securities held in the Fund’s portfolio and those included in the U.S. Mid Cap Underlying Index, pricing differences, transaction costs, the Fund’s holding of cash, differences in timing of the accrual of dividends or interest, tax gains or losses, changes to the U.S. Mid Cap Underlying Index or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the U.S. Mid Cap Underlying Index does not.

Market Trading The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The investment manager cannot predict whether shares will trade above (premium), below (discount) or at NAV.

Concentration To the extent the Fund concentrates in a specific industry, a group of industries, sector or type of investment, the Fund will carry much greater risks of adverse developments and price movements in such industries, sectors or investments than a fund that invests in a wider variety of industries, sectors or investments. There is also the risk that the Fund will perform poorly during a slump in demand for securities of companies in such industries or sectors.

Passive Investment Unlike many investment companies, the Fund is not actively managed and the investment manager does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the investment manager would not necessarily buy or sell a security unless that security is added or removed, respectively, from the U.S. Mid Cap Underlying Index, even if that security generally is underperforming.

Authorized Participant Concentration Only an authorized participant (Authorized Participant) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined below), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

Small Fund When the Fund's size is small, the Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange.

Large Shareholder Certain shareholders, including other funds or accounts advised by the investment manager or an affiliate of the investment manager, may from time to time own a substantial amount of the Fund’s shares. In addition, a third-party investor, the investment manager or an affiliate of the investment manager, an authorized participant, a lead market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Cybersecurity Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to fund assets, fund or customer data (including private shareholder information), or proprietary information, cause the fund, the investment manager, authorized participants, or index providers (as applicable) and listing exchanges, and/or their service providers (including, but not limited to, fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent fund investors from purchasing, redeeming shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the fund or investment manager. Cybersecurity incidents may result in financial losses to the fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the Fund, the investment manager and their service providers are subject to the risk of cyber incidents occurring from time to time.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and the Fund's underlying index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Annual Total Returns

Best Quarter:	2020, Q2	22.55%
Worst Quarter:	2020, Q1	-24.92%

As of June 30, 2022, the Fund’s year-to-date return was -19.09%.

Average Annual Total Returns

For periods ended December 31, 2021

	1 Year	Since Inception
Franklin U.S. Mid Cap Multifactor Index ETF
Return before taxes	28.51%	16.15%	[1]
Return after taxes on distributions	28.16%	15.62%	[1]
Return after taxes on distributions and sale of Fund shares	17.09%	12.76%	[1]
Russell Midcap® Index (index reflects no deduction for fees, expenses or taxes)	22.58%	14.61%	[1]
LibertyQ U.S. Mid Cap Equity Index (index reflects no deduction for fees, expenses or taxes)	28.94%	16.49%	[1]

1.	Since inception April 26, 2017.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Investment Manager

Franklin Advisory Services, LLC (Advisory Services)

Portfolio Managers

Dina Ting, CFA

Senior Vice President of Advisory Services and portfolio manager of the Fund since inception (2017).

Hailey Harris

Vice President of Advisory Services and portfolio manager of the Fund since 2019.

Joe Diederich

Vice President of Advisory Services and portfolio manager of the Fund since August 2022.

Basit Amin, CFA

Vice President of Advisory Services and portfolio manager of the Fund since August 2022.

Purchase and Sale of Fund Shares

The Fund is an ETF. Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund issues or redeems shares that have been aggregated into blocks of 50,000 shares or multiples thereof (Creation Units) to Authorized Participants who have entered into agreements with the Fund’s distributor, Franklin Distributors, LLC. The Fund will generally issue or redeem Creation Units in exchange for a basket of securities (and an amount of cash) that the Fund specifies each day.

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information, including information on the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at https://www.franklintempleton.com/investor/investments-and-solutions/investment-options/etfs/.

Taxes

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions would generally be taxed when withdrawn from the tax-advantaged account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the investment manager or other related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Franklin Distributors, LLC One Franklin Parkway San Mateo, CA 94403-1906 franklintempleton.com Franklin U.S. Mid Cap Multifactor Index ETF

Investment Company Act file #811-23124 © 2022 Franklin Templeton. All rights reserved. 10% Total Recycled Fiber 00203109	FLQM PSUM 09/22

SUMMARY PROSPECTUS

FRANKLIN U.S. EQUITY INDEX ETF (FORMERLY FRANKLIN LIBERTYQ GLOBAL EQUITY ETF)

Franklin Templeton ETF Trust
August 1, 2022 as amended September 8, 2022

Ticker:	Exchange:
USPX	NYSE Arca, Inc.

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, statement of additional information, reports to shareholders and other information about the Fund online at www.franklintempleton.com/prospectus. You can also get this information at no cost by calling (800) DIAL BEN/342-5236 or by sending an e-mail request to prospectus@franklintempleton.com. The Fund’s prospectus and statement of additional information, both dated August 1, 2022, as may be supplemented, are all incorporated by reference into this Summary Prospectus.

Fund Summary

Investment Goal

To seek to provide investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® US Target Market Exposure Index (the Underlying Index).

Fees and Expenses of the Fund

The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. You may also incur other fees, such as usual and customary brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example that follows.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management fees[1]	0.03%
Distribution and service (12b-1) fees	None
Other expenses	None
Total annual Fund operating expenses[1]	0.03%

1 Management fees have been restated to reflect current fiscal year fees as a result of a decrease in the Fund’s contractual management fee rate effective August 1, 2022. If the management fees were not restated to reflect such decrease in fees, the amounts shown above would be greater. Consequently, the Fund’s total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$3	$10	$17	$39

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 24.13% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the Underlying Index. The Underlying Index is a free float-adjusted market capitalization weighted index that is maintained and calculated by Morningstar, Inc. (Morningstar or Index Provider). The Underlying Index includes large- and mid-capitalization stocks representing the top 85% of the investable universe (i.e., U.S. equity market) by float-adjusted market capitalization (“float-adjusted” means that only shares that are estimated to be publicly available to investors are included in the calculation of market capitalization). The Underlying Index is governed by published, objective rules for security selection, exclusion, rebalancing and adjustments for corporate actions. The Underlying Index is rebalanced quarterly and reconstituted semi-annually. As of June 30, 2022, the Underlying Index was comprised of 615 securities with capitalizations ranging from $244 million to $2.10 trillion.

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the Underlying Index. The Fund may use either a replication strategy or representative sampling strategy. Under a replication strategy, the Fund will replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, the Fund may use a representative sampling strategy whereby the Fund will invest in what it believes to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, the investment manager will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund generally rebalances and reconstitutes its portfolio in accordance with the Underlying Index.

The Fund may invest in equity futures (including equity index futures) and equity total return swaps to provide additional opportunities to add value and better track the performance of the Fund’s Underlying index, such as to equitize cash and accrued income, simulate investments in the Underlying Index, facilitate trading or minimize transaction costs.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of June 30, 2022, the Underlying Index was concentrated in the technology sector.

Principal Risks

You could lose money by investing in the Fund. Exchange-traded fund (ETF) shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (NAV), trading price, yield, total return and ability to meet its investment goal.

Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

The current global outbreak of the novel strain of coronavirus, COVID-19, has resulted in market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, volatility in consumer demand for certain products, defaults and credit ratings downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity across many industries and may heighten other pre-existing political, social and economic risks, locally or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Fund’s performance.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Derivative Instruments The performance of derivative instruments depends largely on the performance of an underlying security, interest rate or index, and such derivatives often have risks similar to the underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund’s initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. Their successful use will usually depend on the investment manager’s ability to accurately forecast movements in the market relating to the underlying instrument. Should a market or markets, or prices of particular classes of investments move in an unexpected manner, especially in unusual or extreme market conditions, the Fund may not realize the anticipated benefits of the transaction, and it may realize losses, which could be significant. If the investment manager is not successful in using such derivative instruments, the Fund’s performance may be worse than if the investment manager did not use such derivatives at all. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the security, interest rate, index or other risk being hedged. Derivatives also may present the risk that the other party to the transaction will fail to perform. There is also the risk, especially under extreme market conditions, that a derivative, which usually would operate as a hedge, provides no hedging benefits at all.

Calculation Methodology The Index Provider relies on various sources of information to assess the criteria of issuers included in the Underlying Index, including information that may be based on assumptions and estimates. Neither the Fund nor the investment manager can offer assurances that the Underlying Index's calculation methodology or sources of information will provide an accurate assessment of included issuers or that the included issuers will provide the Fund with the market exposure it seeks.

Index-Related There is no assurance that the Underlying Index will be determined, composed or calculated accurately. While the Index Provider provides descriptions of what the Underlying Index is designed to achieve, the Index Provider does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the Underlying Index will be in line with the described index methodology. Errors in index data, index computations or the construction of the underlying index in accordance with its methodology (including as a result of outdated, unreliable or unavailable market information) may occur and may not be identified and corrected by the index provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Gains, losses or costs to the Fund caused by errors in the Underlying Index may therefore be borne by the Fund and its shareholders.

Non-Correlation There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment goal. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. In addition, the Fund’s NAV may deviate from the Underlying Index if the Fund fair values a portfolio security at a price other than the price used by the Underlying Index for that security. To the extent that the investment manager uses a representative sampling strategy, the Fund may not track the return of the Underlying Index as well as it would have if the Fund held all of the securities in the Underlying Index.

Tracking Error Tracking error is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities held in the Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs, the Fund’s holding of cash, differences in timing of the accrual of dividends or interest, tax gains or losses, changes to the Underlying Index or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.

Market Trading The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The investment manager cannot predict whether shares will trade above (premium), below (discount) or at NAV.

Concentration To the extent the Fund concentrates in a specific industry, a group of industries, sector or type of investment, the Fund will carry much greater risks of adverse developments and price movements in such industries, sectors or investments than a fund that invests in a wider variety of industries, sectors or investments. There is also the risk that the Fund will perform poorly during a slump in demand for securities of companies in such industries or sectors.

The Fund may focus in the technology sector. The technology sector has historically been volatile due to the rapid pace of product change and development within the sector. Companies in the technology sector may be affected by worldwide technological developments, the success of their products and services (which may be outdated quickly), anticipated products or services that are delayed or cancelled, and investor perception of the company and/or its products or services. Technology companies may also be affected by legislation or changes in government regulation and policies.

Mid Capitalization Companies Securities issued by mid capitalization companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, mid capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Large Capitalization Companies Large capitalization companies may fall out of favor with investors based on market and economic conditions. Large capitalization companies may underperform relative to small and mid capitalization companies because they may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Passive Investment Unlike many investment companies, the Fund is not actively managed and the investment manager does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the investment manager would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Authorized Participant Concentration Only an authorized participant (Authorized Participant) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined below), Fund shares may trade at a discount to

NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

Small Fund When the Fund's size is small, the Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange.

Large Shareholder Certain shareholders, including other funds or accounts advised by the investment manager or an affiliate of the investment manager, may from time to time own a substantial amount of the Fund’s shares. In addition, a third-party investor, the investment manager or an affiliate of the investment manager, an authorized participant, a lead market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Cybersecurity Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager, authorized participants, or index providers (as applicable) and listing exchanges, and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or investment manager. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the Fund, the investment manager and their service providers are subject to the risk of cyber incidents occurring from time to time.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with the Fund's underlying index. On August 1, 2022, the Fund's underlying index was changed from the LibertyQ Global Equity Index to the Morningstar® US Target Market Exposure Index. Fund performance prior to that date reflects the Fund seeking to track the performance of the LibertyQ Global Equity Index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Annual Total Returns

Best Quarter:	2020, Q2	16.15%
Worst Quarter:	2020, Q1	-20.45%

As of June 30, 2022, the Fund’s year-to-date return was -16.72%.

Average Annual Total Returns

For periods ended December 31, 2021

		1 Year	5 Years	Since Inception
Franklin U.S Equity Index ETF
	Return before taxes	19.46%	13.63%	12.67%	[1]
	Return after taxes on distributions	18.77%	12.53%	11.58%	[1]
	Return after taxes on distributions and sale of Fund shares	11.98%	10.43%	9.70%	[1]
Morningstar® US Target Market Exposure Index (index reflects no deduction for fees, expenses or taxes)[2]		26.50%	18.04%	17.55%	[1]
MSCI All Country World Index-NR (index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding) [2,3]		18.54%	14.40%	13.99%	[1]

1.	Since inception June 1, 2016.
2.

Effective August 1, 2022, the Fund changed its underlying index from the LibertyQ Global Equity Index to the Morningstar® US Target Market Exposure Index. The Morningstar® US Target Market Exposure Index replaced the MSCI All Country World Index-NR as the Fund’s primary benchmark to more accurately reflect the Fund’s new investment strategy.

3.

Going forward, the table will present blended performance information comprised of the performance of the Fund's previous underlying index from Fund inception through July 31, 2022, followed by the performance of the Fund's Underlying Index thereafter.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Investment Manager

Franklin Advisory Services, LLC (Advisory Services)

Portfolio Managers

Dina Ting, CFA

Senior Vice President of Advisory Services and portfolio manager of the Fund since inception (2016).

Hailey Harris

Vice President of Advisory Services and portfolio manager of the Fund since 2019.

Joe Diederich

Vice President of Advisory Services and portfolio manager of the Fund since August 2022.

Basit Amin, CFA

Vice President of Advisory Services and portfolio manager of the Fund since August 2022.

Purchase and Sale of Fund Shares

The Fund is an ETF. Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund issues or redeems shares that have been aggregated into blocks of 200,000 shares or multiples thereof (Creation Units) to Authorized Participants who have entered into agreements with the Fund’s distributor, Franklin Distributors, LLC. The Fund will generally issue or redeem Creation Units in exchange for a basket of securities (and an amount of cash) that the Fund specifies each day.

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information, including information on the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at https://www.franklintempleton.com/investor/investments-and-solutions/investment-options/etfs/.

Taxes

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions would generally be taxed when withdrawn from the tax-advantaged account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the investment manager or other related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Franklin Distributors, LLC One Franklin Parkway San Mateo, CA 94403-1906 franklintempleton.com Franklin U.S. Equity Index ETF

Investment Company Act file #811-23124 © 2022 Franklin Templeton. All rights reserved. 10% Total Recycled Fiber 00277545	USPX PSUM 09/22